UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04791

AB MUNICIPAL INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: May 31, 2023

Date of reporting period: November 30, 2022

ITEM 1.	REPORTS TO STOCKHOLDERS.

NOV    11.30.22

SEMI-ANNUAL REPORT

AB MUNICIPAL INCOME FUND

+	AB CALIFORNIA PORTFOLIO
+	AB HIGH INCOME MUNICIPAL PORTFOLIO
+	AB NATIONAL PORTFOLIO
+	AB NEW YORK PORTFOLIO

Investment Products Offered	• Are Not FDIC Insured • May Lose Value • Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227 4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Commission’s website at www.sec.gov. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

FROM THE PRESIDENT

Dear Shareholder,

We’re pleased to provide this report for the AB Municipal Income Fund: AB California Portfolio, AB High Income Municipal Portfolio, AB National Portfolio and AB New York Portfolio (each a “Portfolio,” and collectively, the “Portfolios”). Please review the discussion of Portfolio performance, the market conditions during the reporting period and the Portfolios’ investment strategies.

As always, AB strives to keep clients ahead of what’s next by:

+	Transforming uncommon insights into uncommon knowledge with a global research scope

+	Navigating markets with seasoned investment experience and sophisticated solutions

+	Providing thoughtful investment insights and actionable ideas

Whether you’re an individual investor or a multi-billion-dollar institution, we put knowledge and experience to work for you.

AB’s global research organization connects and collaborates across platforms and teams to deliver impactful insights and innovative products. Better insights lead to better opportunities—anywhere in the world.

For additional information about AB’s range of products and shareholder resources, please log on to www.abfunds.com.

Thank you for your investment in the AB Mutual Funds.

Sincerely,

Onur Erzan

President and Chief Executive Officer, AB Mutual Funds

abfunds.com	AB MUNICIPAL INCOME FUND | 1

SEMI-ANNUAL REPORT

January 19, 2023

This report provides management’s discussion of fund performance for the AB Municipal Income Fund: AB California Portfolio, AB High Income Municipal Portfolio, AB National Portfolio and AB New York Portfolio for the semi-annual reporting period ended November 30, 2022.

The investment objective of the California, National and New York Portfolios is to earn the highest level of current income, exempt from federal income tax—and in the case of the California and New York Portfolios, state taxation of the respective state—that is available without assuming what the Adviser considers to be undue risk to principal or income. The investment objective of the High Income Municipal Portfolio is to earn the highest level of current income, exempt from federal income tax, that is available, consistent with what the Adviser considers to be an appropriate level of risk.

NAV RETURNS AS OF NOVEMBER 30, 2022 (unaudited)

	6 Months	12 Months

AB CALIFORNIA PORTFOLIO

Class A Shares	-1.98%	-8.93%

Class C Shares	-2.36%	-9.62%

Advisor Class Shares[1]	-1.86%	-8.71%

Bloomberg Municipal Bond Index	-1.43%	-8.64%

	6 Months	12 Months

AB HIGH INCOME MUNICIPAL PORTFOLIO

Class A Shares	-5.46%	-14.71%

Class C Shares	-5.83%	-15.37%

Advisor Class Shares[1]	-5.35%	-14.51%

Class Z Shares[1]	-5.34%	-14.49%

Bloomberg Municipal Bond Index	-1.43%	-8.64%

1

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

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NAV RETURNS AS OF NOVEMBER 30, 2022 (unaudited)

	6 Months	12 Months

AB NATIONAL PORTFOLIO

Class A Shares	-2.50%	-9.62%

Class C Shares	-2.97%	-10.41%

Advisor Class Shares[1]	-2.37%	-9.40%

Bloomberg Municipal Bond Index	-1.43%	-8.64%

	6 Months	12 Months

AB NEW YORK PORTFOLIO

Class A Shares	-2.68%	-9.78%

Class C Shares	-3.15%	-10.56%

Advisor Class Shares[1]	-2.55%	-9.56%

Bloomberg Municipal Bond Index	-1.43%	-8.64%

1

Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

INVESTMENT RESULTS

The preceding tables show performance for each Portfolio compared to its benchmark, the Bloomberg Municipal Bond Index, for the six- and 12-month periods ended November 30, 2022.

During both periods, all share classes of the Portfolios underperformed the benchmark, before sales charges. An overweight to municipal credit detracted, relative to the benchmark, for all Portfolios.

California Portfolio: During both periods, security selection within the multi-family housing sector detracted. For the six-month period, security selection in industrial utility detracted, while selection in not-for-profit health care and ports contributed. During the 12-month period, security selection within tobacco securitization detracted, while selection in public primary/secondary education and miscellaneous revenue contributed.

High Income Municipal Portfolio: While the benchmark is fully invested in investment-grade securities, the Portfolio invests in below-investment-grade securities, which detracted over both periods. During both periods, security selection within state general obligation detracted, while selection in public primary/secondary education contributed. For the six-month period, security selection in the multi-family housing sector detracted, while selection in not-for-profit health care contributed. During the 12-month period, security selection within special tax detracted.

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National Portfolio: During both periods, security selection within the private-higher-education and senior living sectors detracted, while selection in toll roads/transit and not-for-profit health care contributed.

New York Portfolio: During both periods, security selection within the not-for-profit health-care sector contributed. For the six-month period, security selection in airports/ports and tobacco securitization detracted, while selection in industrial airlines contributed. During the 12-month period, security selection within private higher education and senior living detracted, while selection in toll roads/transit contributed.

All Portfolios utilized derivatives in the form of inflation Consumer Price Index (“CPI”) swaps, interest rate swaps and credit default swaps for hedging purposes. The High Income Municipal Portfolio also utilized credit default swaps for investment purposes. During both periods, CPI swaps had no material impact on absolute returns for all Portfolios. Interest rate swaps added to returns for the six-month period for all Portfolios; for the 12-month period, interest rate swaps detracted for the National and High Income Municipal Portfolios and had no material impact for the New York and California Municipal Portfolios. During both periods, credit default swaps added for the High Income Municipal Portfolio; credit default swaps detracted for the California Municipal Portfolio and had no material impact on the National and New York Municipal Portfolios. The High Income Municipal Portfolio used municipal market data rate locks for investment purposes, which had no material impact on returns for the six-month period and added for the 12-month period.

MARKET REVIEW AND INVESTMENT STRATEGY

Yields continued their ascent higher during the six-month period ending November 30, 2022, but saw some relief in November. From May 31, 2022 to November 30, 2022, the yield on a 10-year AAA municipal bond rose from 2.47% to 2.71%. The downside surprise in November’s inflation print galvanized a historic rally during November, producing the best monthly return since August 1986.

Demand for municipals continued to weaken during the six-month period, as investors have pulled approximately $111.9 billion year to date from municipal bond mutual funds and exchange-traded funds as of November 30, 2022. Although demand was weak for the period overall, November was an exception. While new issue supply was mundane, fund flows turned positive toward the end of the period, causing after-tax spreads to tighten. From May 31, 2022 to November 30, 2022, the 10-Year AAA Muni/Treasury after-tax spreads tightened from 79 basis points (“b.p.”) to 55 b.p. Average BBB credit spreads rose modestly by 5 b.p. from 118 b.p. on May 31, 2022, to 123 b.p. as of November 30, 2022.

The Portfolios’ Senior Investment Management Team continues to focus on real after-tax return by investing in municipal bonds that generate income exempt from federal income taxes.

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The Portfolios may purchase municipal securities that are insured under policies issued by certain insurance companies. In the past, insured municipal securities typically received a higher credit rating, which meant that the issuer of the securities paid a lower interest rate. As a result of declines in the credit quality and associated downgrades of most bond insurers, insurance has less value than it did in the past. The market now values insured municipal securities primarily based on the credit quality of the issuer of the security, with little value given to the insurance feature. In purchasing such insured securities, the Adviser evaluates the risk and return of municipal securities through its own research. If an insurance company’s rating is downgraded or the company becomes insolvent, the prices of municipal securities insured by the insurance company may decline.

Portfolio	Insured Bonds[1]	Pre-refunded/ ETM2/Insured Bonds[1]

California	4.19%	0.51%

High Income Municipal	2.11%	0.00%

National	4.54%	0.01%

New York	0.93%	0.00%

1	Breakdowns expressed as a percentage of investments in municipal bonds.

2	Escrowed to maturity.

INVESTMENT POLICIES

Each of the California, National and New York Portfolios pursues its objective by investing principally in high-yielding, predominantly investment-grade municipal securities. The High Income Municipal Portfolio pursues its objective by investing principally in high-yielding municipal securities that may be noninvestment grade or investment grade.

Each Portfolio invests, under normal circumstances, at least 80% of its net assets in municipal securities that pay interest that is exempt from federal income tax. These securities may pay interest that is subject to the federal alternative minimum tax for certain taxpayers. Each of the Portfolios that invests in a named state pursues its objective by investing at least 80% of its net assets in municipal securities issued by the named state or municipal securities with interest that is otherwise exempt from the named state’s income tax. The National Portfolio may invest 25% or more of its net assets in a single state.

The California, National and New York Portfolios may also invest in forward commitments; tender option bonds (“TOBs”); zero-coupon municipal securities; and variable-, floating- and inverse-floating-rate municipal securities; and derivatives, such as options, futures contracts, forwards and swaps.

(continued on next page)

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The High Income Municipal Portfolio may invest without limit in lower-rated securities (“junk bonds”), which may include securities having the lowest rating, and in unrated securities that, in the Adviser’s judgment, would be lower-rated securities if rated. The Portfolio may invest in fixed-income securities with any maturity or duration. The Portfolio will seek to increase income for shareholders by investing in longer-maturity bonds. Consistent with its objective of seeking a higher level of income, the Portfolio may experience greater volatility and a higher risk of loss of principal than other municipal funds. The Portfolio may also invest in forward commitments; zero-coupon municipal securities and variable-, floating- and inverse-floating-rate municipal securities; and certain types of mortgage-related securities. The Portfolio may invest in derivatives, such as options, futures contracts, forwards and swaps. The Portfolio may make short sales of securities or maintain a short position and may use other investment techniques. The Portfolio may use leverage for investment purposes to increase income through the use of TOBs and derivative instruments, such as interest rate swaps.

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DISCLOSURES AND RISKS

Benchmark Disclosure

The Bloomberg Municipal Bond Index is unmanaged and does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Bloomberg Municipal Bond Index represents the performance of the long-term tax-exempt bond market consisting of investment-grade bonds. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Portfolios.

A Word About Risk

Market Risk: The value of the Portfolios’ assets will fluctuate as the bond market fluctuates. The value of the Portfolios’ investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market.

Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

Below Investment-Grade Securities Risk (High Income Municipal Portfolio): Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”) tend to have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest-rate sensitivity and negative performance of the junk bond market generally and may be more difficult to trade than other types of securities.

Municipal Market Risk: This is the risk that special factors may adversely affect the value of municipal securities and have a significant effect on the yield or value of the Portfolios’ investments in municipal securities. These factors include economic conditions, political or legislative changes, public health crises, uncertainties related to the tax status of municipal securities, and the rights of investors in these securities. To the extent that the Portfolios invest more of their assets in a particular state’s municipal securities, the Portfolios may be vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions,

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DISCLOSURES AND RISKS (continued)

terrorism public health crises (including the occurrence of a contagious disease or illness) and catastrophic natural disasters, such as hurricanes, fires, flooding or earthquakes. For example, the novel coronavirus (COVID-19) pandemic has significantly stressed the financial resources of many issuers of municipal securities, which could impair any such issuer’s ability to meet its financial obligations when due and adversely impact the value of its securities held by the Portfolios. As the full effects of the COVID-19 pandemic on state and local economies and on issuers of municipal securities are still uncertain, the financial difficulties of issuers of municipal securities may worsen, adversely affecting the performance of the Portfolios. The Portfolios’ investments in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities.

In addition, changes in tax rates or the treatment of income from certain types of municipal securities, among other things, could negatively affect the municipal securities markets.

The Portfolios invest from time to time in the municipal securities of Puerto Rico or other US territories and their governmental agencies and municipalities, which are exempt from federal, state, and, where applicable, local income taxes. These municipal securities may have more risks than those of other US issuers of municipal securities. Puerto Rico continues to face a very challenging economic and fiscal environment, worsened by the spread of COVID-19 and the adverse effect that related governmental and public responses have had on Puerto Rico’s economy. If the general economic situation in Puerto Rico continues to persist or worsens, the volatility and credit quality of Puerto Rican municipal securities could continue to be adversely affected, and the market for such securities may deteriorate further.

Tax Risk: There is no guarantee that the income on the Portfolios’ municipal securities will be exempt from regular federal, and if applicable, state income taxes. From time to time, the US government and the US Congress consider changes in federal tax law that could limit or eliminate the federal tax exemption for municipal bond income, which would in effect reduce the income received by shareholders from the Portfolios by increasing taxes on that income. In such event, the Portfolios’ net asset value (“NAV”) could also decline as yields on municipal bonds, which are typically lower than those on taxable bonds, would be expected to increase to approximately the yield of comparable taxable bonds. Actions or anticipated actions affecting the tax-exempt status of municipal bonds could also result in significant shareholder redemptions of Portfolio shares as

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DISCLOSURES AND RISKS (continued)

investors anticipate adverse effects on the Portfolios or seek higher yields to offset the potential loss of the tax deduction. As a result, the Portfolios would be required to maintain higher levels of cash to meet the redemptions, which would negatively affect the Portfolios’ yield.

Interest-Rate Risk: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest-rate risk is generally greater for fixed-income securities with longer maturities or durations. The Portfolios may be subject to a greater risk of rising interest rates than would normally be the case due to the end of the recent period of historically low rates and the effect of potential central bank monetary policy, and government fiscal policy, initiatives and resulting market reactions to those initiatives.

Duration Risk: Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

Inflation Risk: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolios’ assets can decline as can the value of the Portfolios’ distributions. This risk is significantly greater for fixed-income securities with longer maturities.

Leverage Risk (High Income Municipal Portfolio): To the extent the Portfolio uses leveraging techniques, such as TOBs, its NAV may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Portfolio’s investments.

Illiquid Investments Risk: Illiquid investments risk exists when certain investments are or become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Portfolios. Causes of illiquid investments risk may include low trading volumes, large positions and heavy redemptions of Portfolio shares. Illiquid investments risk may be higher in a rising interest-rate environment, when the value and liquidity of fixed-income securities generally decline. Municipal securities may have more illiquid investments risk than other fixed-income securities because they trade less frequently and the market for municipal securities is generally smaller than many other markets.

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DISCLOSURES AND RISKS (continued)

Derivatives Risk: Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Portfolios. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument, which could cause the Portfolios to suffer a (potentially unlimited) loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolios.

Management Risk: The Portfolios are subject to management risk because they are actively managed investment funds. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

These risks are fully discussed in the Portfolios’ prospectus. As with all investments, you may lose money by investing in the Portfolios.

An Important Note About Historical Performance

The investment return and principal value of an investment in the Portfolios will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Performance shown in this report represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.abfunds.com.

All fees and expenses related to the operation of the Portfolios have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Portfolios’ quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 3% maximum front-end sales charge for Class A shares and a 1% 1-year contingent deferred sales charge for Class C shares. Returns for the different share classes will vary due to their different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

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HISTORICAL PERFORMANCE

AB CALIFORNIA PORTFOLIO

AVERAGE ANNUAL RETURNS AS OF NOVEMBER 30, 2022 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields[1]	Taxable Equivalent Yields[2]

CLASS A SHARES			3.31%	5.87%

1 Year	-8.93%	-11.69%

5 Years	1.03%	0.41%

10 Years	1.78%	1.47%

CLASS C SHARES			2.68%	4.76%

1 Year	-9.62%	-10.50%

5 Years	0.30%	0.30%

10 Years[3]	1.03%	1.03%

ADVISOR CLASS SHARES[4]			3.67%	6.51%

1 Year	-8.71%	-8.71%

5 Years	1.28%	1.28%

10 Years	2.04%	2.04%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 0.76%, 1.51% and 0.51% for Class A, Class C and Advisor Class shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements reduced the Portfolio’s total annual operating expenses to 0.75%, 1.50% and 0.50% for Class A, Class C and Advisor Class shares, respectively. These waivers/reimbursements may not be terminated prior to September 30, 2023, and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	SEC yields are calculated based on SEC guidelines for the 30-day period ended November 30, 2022.

2	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

3	Assumes conversion of Class C shares into Class A shares after eight years.

4

This share class is offered at NAV to eligible investors and the SEC returns are the same as the NAV returns. Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

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HISTORICAL PERFORMANCE (continued)

AB CALIFORNIA PORTFOLIO

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

DECEMBER 31, 2022 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	-11.52%

5 Years	0.29%

10 Years	1.65%

CLASS C SHARES

1 Year	-10.33%

5 Years	0.15%

10 Years[1]	1.21%

ADVISOR CLASS SHARES[2]

1 Year	-8.53%

5 Years	1.16%

10 Years	2.22%

1	Assumes conversion of Class C shares into Class A shares after eight years.

2

Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

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HISTORICAL PERFORMANCE

AB HIGH INCOME MUNICIPAL PORTFOLIO

AVERAGE ANNUAL RETURNS AS OF NOVEMBER 30, 2022 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields[1]	Taxable Equivalent Yields[2]

CLASS A SHARES			4.95%	7.62%

1 Year	-14.71%	-17.26%

5 Years	1.36%	0.75%

10 Years	2.67%	2.36%

CLASS C SHARES			4.36%	6.71%

1 Year	-15.37%	-16.19%

5 Years	0.60%	0.60%

10 Years[3]	1.91%	1.91%

ADVISOR CLASS SHARES[4]			5.35%	8.23%

1 Year	-14.51%	-14.51%

5 Years	1.61%	1.61%

10 Years	2.94%	2.94%

CLASS Z SHARES[4]			5.38%	8.28%

1 Year	-14.49%	-14.49%

Since Inception[5]	1.42%	1.42%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios inclusive of interest expense as 0.85%, 1.60%, 0.60% and 0.59% for Class A, Class C, Advisor Class and Class Z shares, respectively, gross of any fee waivers or expense reimbursements. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	SEC yields are calculated based on SEC guidelines for the 30-day period ended November 30, 2022.

2	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

3	Assumes conversion of Class C shares into Class A shares after eight years.

4

These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

5	Inception date: 9/28/2018.

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HISTORICAL PERFORMANCE (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

DECEMBER 31, 2022 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	-17.90%

5 Years	0.39%

10 Years	2.43%

CLASS C SHARES

1 Year	-16.84%

5 Years	0.23%

10 Years[1]	1.98%

ADVISOR CLASS SHARES[2]

1 Year	-15.17%

5 Years	1.24%

10 Years	3.01%

CLASS Z SHARES[2]

1 Year	-15.15%

Since Inception[3]	1.27%

1	Assumes conversion of Class C shares into Class A shares after eight years.

2

Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

3	Inception date: 9/28/2018.

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HISTORICAL PERFORMANCE

AB NATIONAL PORTFOLIO

AVERAGE ANNUAL RETURNS AS OF NOVEMBER 30, 2022 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields[1]	Taxable Equivalent Yields[2]

CLASS A SHARES			3.59%	5.52%

1 Year	-9.62%	-12.31%

5 Years	0.98%	0.36%

10 Years	1.64%	1.33%

CLASS C SHARES			2.96%	4.55%

1 Year	-10.41%	-11.29%

5 Years	0.22%	0.22%

10 Years[3]	0.88%	0.88%

ADVISOR CLASS SHARES[4]			3.97%	6.11%

1 Year	-9.40%	-9.40%

5 Years	1.23%	1.23%

10 Years	1.90%	1.90%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 0.77%, 1.52% and 0.52% for Class A, Class C and Advisor Class shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements reduced the Portfolio’s total annual operating expenses to 0.75%, 1.50% and 0.50% for Class A, Class C and Advisor Class shares, respectively. These waivers/reimbursements may not be terminated prior to September 30, 2023, and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	SEC yields are calculated based on SEC guidelines for the 30-day period ended November 30, 2022.

2	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

3	Assumes conversion of Class C shares into Class A shares after eight years.

4

This share class is offered at NAV to eligible investors and the SEC returns are the same as the NAV returns. Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

abfunds.com	AB MUNICIPAL INCOME FUND | 15

HISTORICAL PERFORMANCE (continued)

AB NATIONAL PORTFOLIO

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

DECEMBER 31, 2022 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	-12.51%

5 Years	0.14%

10 Years	1.47%

CLASS C SHARES

1 Year	-11.39%

5 Years	0.00%

10 Years[1]	1.03%

ADVISOR CLASS SHARES[2]

1 Year	-9.60%

5 Years	1.01%

10 Years	2.05%

1	Assumes conversion of Class C shares into Class A shares after eight years.

2

Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

16 | AB MUNICIPAL INCOME FUND	abfunds.com

HISTORICAL PERFORMANCE

AB NEW YORK PORTFOLIO

AVERAGE ANNUAL RETURNS AS OF NOVEMBER 30, 2022 (unaudited)

	NAV Returns	SEC Returns (reflects applicable sales charges)	SEC Yields[1]	Taxable Equivalent Yields[2]

CLASS A SHARES			3.50%	6.04%

1 Year	-9.78%	-12.49%

5 Years	0.84%	0.22%

10 Years	1.35%	1.04%

CLASS C SHARES			2.87%	4.96%

1 Year	-10.56%	-11.44%

5 Years	0.08%	0.08%

10 Years[3]	0.59%	0.59%

ADVISOR CLASS SHARES[4]			3.86%	6.66%

1 Year	-9.56%	-9.56%

5 Years	1.09%	1.09%

10 Years	1.60%	1.60%

The Portfolio’s current prospectus fee table shows the Portfolio’s total annual operating expense ratios as 0.79%, 1.54% and 0.54% for Class A, Class C and Advisor Class shares, respectively, gross of any fee waivers or expense reimbursements. Contractual fee waivers and/or expense reimbursements reduced the Portfolio’s total annual operating expenses to 0.75%, 1.50% and 0.50% for Class A, Class C and Advisor Class shares, respectively. These waivers/reimbursements may not be terminated prior to September 30, 2023, and may be extended by the Adviser for additional one-year terms. Absent reimbursements or waivers, performance would have been lower. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

1	SEC yields are calculated based on SEC guidelines for the 30-day period ended November 30, 2022.

2	Taxable equivalent yields are based on SEC yields and a 35% marginal federal income tax rate and maximum state taxes where applicable.

3	Assumes conversion of Class C shares into Class A shares after eight years.

4

This share class is offered at NAV to eligible investors and the SEC returns are the same as the NAV returns. Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

abfunds.com	AB MUNICIPAL INCOME FUND | 17

HISTORICAL PERFORMANCE (continued)

AB NEW YORK PORTFOLIO

SEC AVERAGE ANNUAL RETURNS

AS OF THE MOST RECENT CALENDAR QUARTER-END

DECEMBER 31, 2022 (unaudited)

SEC Returns (reflects applicable sales charges)

CLASS A SHARES

1 Year	-12.74%

5 Years	-0.01%

10 Years	1.18%

CLASS C SHARES

1 Year	-11.51%

5 Years	-0.13%

10 Years[1]	0.74%

ADVISOR CLASS SHARES[2]

1 Year	-9.81%

5 Years	0.86%

10 Years	1.75%

1	Assumes conversion of Class C shares into Class A shares after eight years.

2

Please note that this share class is for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Portfolios.

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EXPENSE EXAMPLE

(unaudited)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

abfunds.com	AB MUNICIPAL INCOME FUND | 19

EXPENSE EXAMPLE (continued)

(unaudited)

AB California Portfolio

	Beginning Account Value June 1, 2022	Ending Account Value November 30, 2022	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$980.20	$3.72	0.75%
Hypothetical**	$1,000	$1,021.31	$3.80	0.75%
Class C
Actual	$1,000	$976.40	$7.43	1.50%
Hypothetical**	$1,000	$1,017.55	$7.59	1.50%
Advisor Class
Actual	$1,000	$981.40	$2.48	0.50%
Hypothetical**	$1,000	$1,022.56	$2.54	0.50%

AB High Income Municipal Portfolio

	Beginning Account Value June 1, 2022	Ending Account Value November 30, 2022	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$945.40	$5.12	1.05%
Hypothetical**	$1,000	$1,019.80	$5.32	1.05%
Class C
Actual	$1,000	$941.70	$8.76	1.80%
Hypothetical**	$1,000	$1,016.04	$9.10	1.80%
Advisor Class
Actual	$1,000	$946.50	$3.90	0.80%
Hypothetical**	$1,000	$1,021.06	$4.05	0.80%
Class Z
Actual	$1,000	$946.60	$3.90	0.80%
Hypothetical**	$1,000	$1,021.06	$4.05	0.80%

AB National Portfolio

	Beginning Account Value June 1, 2022	Ending Account Value November 30, 2022	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$975.00	$3.71	0.75%
Hypothetical**	$1,000	$1,021.31	$3.80	0.75%
Class C
Actual	$1,000	$970.30	$7.41	1.50%
Hypothetical**	$1,000	$1,017.55	$7.59	1.50%
Advisor Class
Actual	$1,000	$976.30	$2.48	0.50%
Hypothetical**	$1,000	$1,022.56	$2.54	0.50%

20 | AB MUNICIPAL INCOME FUND	abfunds.com

EXPENSE EXAMPLE (continued)

(unaudited)

AB New York Portfolio

	Beginning Account Value June 1, 2022	Ending Account Value November 30, 2022	Expenses Paid During Period*	Annualized Expense Ratio*
Class A
Actual	$1,000	$973.20	$3.71	0.75%
Hypothetical**	$1,000	$1,021.31	$3.80	0.75%
Class C
Actual	$1,000	$968.50	$7.40	1.50%
Hypothetical**	$1,000	$1,017.55	$7.59	1.50%
Advisor Class
Actual	$1,000	$974.50	$2.47	0.50%
Hypothetical**	$1,000	$1,022.56	$2.54	0.50%

*

Expenses are equal to the classes’ annualized expense ratios (interest expense incurred), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

abfunds.com	AB MUNICIPAL INCOME FUND | 21

BOND RATING SUMMARY1

November 30, 2022 (unaudited)

1

The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the Pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by the Adviser. If applicable, Not Applicable (N/A) includes non-creditworthy investments, such as, equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

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BOND RATING SUMMARY1 (continued)

November 30, 2022 (unaudited)

1

The Portfolio’s quality rating breakdown is expressed as a percentage of the Portfolio’s total investments in municipal securities and may vary over time. The Portfolio also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Portfolio considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the Pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by the Adviser. If applicable, Not Applicable (N/A) includes non-creditworthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

abfunds.com	AB MUNICIPAL INCOME FUND | 23

PORTFOLIO OF INVESTMENTS

AB CALIFORNIA PORTFOLIO

November 30, 2022 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 99.2%
Long-Term Municipal Bonds – 92.8%
California – 87.7%
Alameda Corridor Transportation Authority Series 2022-A 0.00%, 10/01/2047	$17,955	$8,653,392
Anaheim Housing & Public Improvements Authority (City of Anaheim CA Electric System Revenue) Series 2020 2.792%, 10/01/2032	5,000	4,172,818
Series 2020-A 5.00%, 10/01/2045	1,500	1,560,078
Series 2020-C 5.00%, 10/01/2045	1,000	1,040,052
Bay Area Toll Authority Series 2013-S 5.00%, 04/01/2031 (Pre-refunded/ETM)	8,500	8,575,575
5.00%, 04/01/2033 (Pre-refunded/ETM)	4,200	4,237,343
Series 2021 2.18% (MUNIPSA + 0.28%), 04/01/2056(a)	2,500	2,502,082
2.20% (MUNIPSA + 0.30%), 04/01/2056(a)	2,000	1,950,257
2.31% (MUNIPSA + 0.41%), 04/01/2056(a)	10,000	9,710,021
California Community Choice Financing Authority (Morgan Stanley) Series 2021-B 4.00%, 02/01/2052	4,000	3,946,362
Series 2022-A 4.00%, 05/01/2053	3,675	3,673,825
California Community College Financing Authority (NCCD-Orange Coast Properties LLC) Series 2018 5.25%, 05/01/2043	3,600	3,568,585
5.25%, 05/01/2048	2,750	2,685,766
California Community Housing Agency (California Community Housing Agency Aster Apartments) Series 2021-A 4.00%, 02/01/2043(b)	1,000	796,801
4.00%, 02/01/2056(b)	1,000	812,575

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PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021 4.00%, 02/01/2056(b)	$2,000	$1,625,149
California Community Housing Agency (California Community Housing Agency Fountains at Emerald Park) Series 2021 3.00%, 08/01/2056(b)	500	327,754
4.00%, 08/01/2046(b)	4,000	3,062,231
California Community Housing Agency (California Community Housing Agency Summit at Sausalito Apartments) Series 2021 3.00%, 02/01/2057(b)	2,000	1,302,566
California County Tobacco Securitization Agency Series 2020-A 4.00%, 06/01/2040	1,365	1,255,252
4.00%, 06/01/2049	12,155	10,461,379
California Earthquake Authority Series 2022-A 5.603%, 07/01/2027	2,000	2,011,653
California Educational Facilities Authority (Art Center College of Design) Series 2018-A 5.00%, 12/01/2037	1,265	1,301,761
5.00%, 12/01/2044	6,885	7,009,882
California Educational Facilities Authority (Chapman University) Series 2015 5.00%, 04/01/2035	4,415	4,549,925
California Educational Facilities Authority (Loma Linda University) Series 2017-A 5.00%, 04/01/2047	4,000	4,191,708
California Educational Facilities Authority (University of Redlands) Series 2022-A 5.00%, 10/01/2044	2,500	2,544,558
5.00%, 10/01/2052	1,000	1,009,565
California Educational Facilities Authority (University of the Pacific) Series 2015 5.00%, 11/01/2031	2,000	2,099,789

abfunds.com	AB MUNICIPAL INCOME FUND | 25

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

California Enterprise Development Authority (Provident Group-SDSU Properties LLC) Series 2020-A 5.00%, 08/01/2050	$1,030	$1,018,754
California Enterprise Development Authority (Rocketship Education Obligated Group) Series 2022 4.00%, 06/01/2042(b)	1,000	789,465
California Enterprise Development Authority (Rocklin Academy (The)) Series 2021 4.00%, 06/01/2051(b)	625	462,112
4.00%, 06/01/2061(b)	840	587,813
California Health Facilities Financing Authority (Children’s Hospital Los Angeles) Series 2017-A 5.00%, 08/15/2035	1,365	1,411,336
5.00%, 08/15/2036	3,000	3,092,943
5.00%, 08/15/2042	2,000	2,030,880
5.00%, 08/15/2047	1,000	1,009,170
California Health Facilities Financing Authority (CommonSpirit Health) Series 2020-A 4.00%, 04/01/2037	5,165	4,950,750
4.00%, 04/01/2038	7,000	6,652,059
4.00%, 04/01/2040	3,000	2,827,490
California Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford Obligated Group) Series 2022-A 4.00%, 05/15/2046	13,865	13,477,935
California Health Facilities Financing Authority (Providence St. Joseph Health Obligated Group) Series 2013-A 5.00%, 07/01/2033 (Pre-refunded/ETM)	5,000	5,071,698
California Housing Finance Agency Series 2019-2, Class A 4.00%, 03/20/2033	7,859	7,628,557
Series 2021-1, Class A 3.50%, 11/20/2035	7,171	6,466,854
Series 2021-2, Class X 0.823%, 03/25/2035(c)	2,961	168,536
Series 2021-3, Class A 3.25%, 08/20/2036	1,970	1,700,986

26 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

California Infrastructure & Economic Development Bank Series 2022 0.85%, 01/01/2050 (Pre-refunded/ETM)(b)	$7,500	$7,463,866
California Infrastructure & Economic Development Bank (California Academy of Sciences) Series 2021 2.25% (MUNIPSA + 0.35%), 08/01/2047(a)	6,300	6,206,476
California Infrastructure & Economic Development Bank (Goodwill Industries of Sacramento Valley & Northern Nevada, Inc.) Series 2016 5.00%, 01/01/2036(b)	1,500	1,262,238
California Municipal Finance Authority Series 2015-A 5.00%, 02/01/2046 (Pre-refunded/ETM)	1,380	1,451,510
California Municipal Finance Authority (American Heritage/Escondido/Heritage K-8 Charter School Obligated Group) Series 2016-A 5.00%, 06/01/2036	1,900	1,939,452
5.00%, 06/01/2046	1,500	1,508,691
California Municipal Finance Authority (Azusa Pacific University) Series 2015-B 5.00%, 04/01/2035	2,960	2,965,599
5.00%, 04/01/2041	3,000	2,905,316
California Municipal Finance Authority (Biola University, Inc.) Series 2017 5.00%, 10/01/2032	565	598,259
5.00%, 10/01/2033	625	660,235
5.00%, 10/01/2034	570	599,994
5.00%, 10/01/2035	600	629,182
5.00%, 10/01/2036	1,150	1,203,022
5.00%, 10/01/2037	2,000	2,088,502
5.00%, 10/01/2039	2,000	2,081,383
California Municipal Finance Authority (California Institute of the Arts) Series 2021 4.00%, 10/01/2046	965	843,876
4.00%, 10/01/2051	1,200	1,021,054

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PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

California Municipal Finance Authority (CHF-Riverside II LLC) Series 2019 5.00%, 05/15/2041	$3,470	$3,449,239
5.00%, 05/15/2042	4,705	4,664,442
5.00%, 05/15/2049	4,500	4,352,483
5.00%, 05/15/2052	1,575	1,511,701
California Municipal Finance Authority (Community Health Centers of The Central Coast, Inc.) Series 2021-A 5.00%, 12/01/2054(b)	1,000	941,489
California Municipal Finance Authority (Congregational Homes, Inc. Obligated Group) Series 2022 4.00%, 11/15/2042	560	458,402
4.00%, 11/15/2052	3,605	2,750,535
4.00%, 11/15/2056	1,685	1,248,952
California Municipal Finance Authority (Goodwill Industries of Sacramento Valley & Northern Nevada, Inc.) Series 2014 5.25%, 01/01/2045	1,295	1,019,970
California Municipal Finance Authority (Inland Regional Center) Series 2015 5.00%, 06/15/2032	5,000	5,270,330
California Municipal Finance Authority (LAX Integrated Express Solutions LLC) Series 2018 4.00%, 12/31/2047	5,000	4,335,801
5.00%, 12/31/2036	5,685	5,828,257
5.00%, 12/31/2037	4,000	4,089,100
5.00%, 12/31/2047	10,005	10,058,603
California Municipal Finance Authority (Samuel Merritt University) Series 2022 5.25%, 06/01/2053(d)	10,000	10,702,013
California Municipal Finance Authority (United Airlines, Inc.) Series 2019 4.00%, 07/15/2029	5,000	4,844,640

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PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

California Municipal Finance Authority (UTS Bioenergy LLC) Series 2011-A1 7.50%, 12/01/2032(e)(f)(g)	$2,730	$54,600
California Pollution Control Financing Authority (Poseidon Resources Channelside LP) Series 2019 5.00%, 07/01/2039(b)	9,740	9,275,297
5.00%, 11/21/2045(b)	8,000	7,345,062
California Pollution Control Financing Authority (Rialto Bioenergy Facility LLC) Series 2019 7.50%, 12/01/2040(b)	2,200	1,443,900
California Public Finance Authority (California University of Science & Medicine Obligated Group) Series 2019 6.25%, 07/01/2054(b)	2,000	2,141,121
California Public Finance Authority (Enso Village) Series 2021 2.125%, 11/15/2027(b)	2,500	2,321,123
California Public Finance Authority (Henry Mayo Newhall Hospital Obligated Group) Series 2017 5.00%, 10/15/2037	1,000	1,022,416
5.00%, 10/15/2047	2,665	2,690,185
California School Finance Authority (ACE Charter Schools Obligated Group) Series 2016 5.00%, 06/01/2042(b)	2,750	2,552,650
California School Finance Authority (Alliance for College Ready Public Schools Obligated Group) Series 2015-A 5.00%, 07/01/2045(b)	4,675	4,698,423
Series 2016 5.25%, 07/01/2052(b)	2,500	2,527,044
California School Finance Authority (Bright Star Schools Obligated Group) Series 2017 5.00%, 06/01/2037(b)	1,200	1,174,577
5.00%, 06/01/2047(b)	1,565	1,464,376

abfunds.com	AB MUNICIPAL INCOME FUND | 29

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

California School Finance Authority (Classical Academy Obligated Group) Series 2020-A 5.00%, 10/01/2050(b)	$3,000	$2,988,747
Series 2021 4.00%, 10/01/2046(b)	1,250	1,052,689
Series 2022 5.00%, 10/01/2061(b)	2,000	1,947,893
California School Finance Authority (Downtown College Prep Obligated Group) Series 2016 5.00%, 06/01/2046(b)	2,325	2,071,609
5.00%, 06/01/2051(b)	2,910	2,547,138
California School Finance Authority (Ednovate Obligated Group) Series 2018 5.00%, 06/01/2037(b)	430	414,953
California School Finance Authority (Equitas Academy Obligated Group) Series 2018-A 5.00%, 06/01/2035(b)	4,770	4,665,980
California School Finance Authority (Fenton Charter Public Schools) Series 2020-A 5.00%, 07/01/2058(b)	625	559,466
California School Finance Authority (Green Dot Public Schools Obligated Group) Series 2015-A 5.00%, 08/01/2045(b)	1,000	1,001,423
California School Finance Authority (Green DOT Public Schools Obligated Group) Series 2022 5.00%, 08/01/2032(b)	750	783,245
5.75%, 08/01/2052(b)	1,650	1,734,052
California School Finance Authority (Hawking STEAM Charter Schools, Inc.) Series 2022 5.00%, 07/01/2042(b)	1,860	1,753,520
5.25%, 07/01/2052(b)	2,255	2,104,539
5.375%, 07/01/2056(b)	995	928,568
5.50%, 07/01/2062(b)	1,775	1,653,843

30 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

California School Finance Authority (Kipp SoCal Public Schools Obligated Group) Series 2017-A 5.00%, 07/01/2037(b)	$935	$954,019
5.00%, 07/01/2047(b)	2,485	2,494,148
Series 2019-A 5.00%, 07/01/2049(b)	2,000	2,006,547
Series 2020-A 4.00%, 07/01/2055(b)	835	681,209
California School Finance Authority (Kipp SoCal Public Schools) Series 2014-A 5.00%, 07/01/2034(b)	600	607,256
California School Finance Authority (Lighthouse Community Public Schools Obligated Group) Series 2022 6.50%, 06/01/2062(b)	2,300	2,340,121
California School Finance Authority (Rocketship Education Obligated Group) Series 2016-A 5.00%, 06/01/2036(b)	1,000	958,311
5.00%, 06/01/2046(b)	2,500	2,248,103
Series 2017 5.125%, 06/01/2047(b)	700	638,610
Series 2017-G 5.00%, 06/01/2037(b)	360	342,521
5.00%, 06/01/2053(b)	1,550	1,363,588
California School Finance Authority (Summit Public Schools Obligated Group) Series 2017 5.00%, 06/01/2047(b)	1,500	1,502,493
5.00%, 06/01/2053(b)	3,800	3,761,547
California School Finance Authority (View Park Elementary & Middle Schools) Series 2014 5.625%, 10/01/2034	575	579,169
5.875%, 10/01/2044	1,000	1,007,222
6.00%, 10/01/2049	715	721,328
California State University Series 2020-D 1.49%, 11/01/2028	1,500	1,249,478
Series 2021-B 2.144%, 11/01/2033	6,000	4,574,573

abfunds.com	AB MUNICIPAL INCOME FUND | 31

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

California Statewide Communities Development Authority AGM Series 2014 5.00%, 11/15/2034 (Pre-refunded/ETM)	$2,500	$2,615,678
5.00%, 11/15/2044 (Pre-refunded/ETM)	2,000	2,092,542
California Statewide Communities Development Authority (California Baptist University) Series 2017-A 5.00%, 11/01/2032(b)	1,135	1,163,245
5.00%, 11/01/2041(b)	1,875	1,880,585
California Statewide Communities Development Authority (CHF-Irvine LLC) Series 2017-A 5.00%, 05/15/2034	1,000	1,024,407
5.00%, 05/15/2035	1,410	1,440,981
5.00%, 05/15/2036	1,500	1,531,137
California Statewide Communities Development Authority (Emanate Health Obligated Group) Series 2020-A 5.00%, 04/01/2035	1,000	1,070,909
California Statewide Communities Development Authority (Enloe Medical Center Obligated Group) AGM Series 2022-A 5.375%, 08/15/2057	2,000	2,111,176
California Statewide Communities Development Authority (Lancer Educational Housing LLC) Series 2016 5.00%, 06/01/2036(b)	1,000	970,396
Series 2019 5.00%, 06/01/2051(b)	3,165	2,854,640
California Statewide Communities Development Authority (Loma Linda University Medical Center) Series 2016-A 5.00%, 12/01/2036(b)	5,000	5,009,511
5.00%, 12/01/2041(b)	1,315	1,314,543
5.25%, 12/01/2056(b)	1,700	1,690,518
California Statewide Communities Development Authority (Moldaw Residences) Series 2014-A 5.25%, 11/01/2044(b)	1,800	1,516,777
5.375%, 11/01/2049(b)	2,500	2,097,480

32 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

California Statewide Communities Development Authority (NCCD-Hooper Street LLC) Series 2019 5.25%, 07/01/2039(b)	$2,295	$2,099,877
5.25%, 07/01/2049(b)	2,675	2,314,749
5.25%, 07/01/2052(b)	1,565	1,338,315
Capistrano Unified School District School Facilities Improvement District No. 1 AGM Series 2001-B Zero Coupon, 08/01/2025	4,650	4,184,040
City of Atwater CA Wastewater Revenue AGM Series 2017-A 5.00%, 05/01/2040	1,000	1,057,880
5.00%, 05/01/2043	1,000	1,051,926
City of Fairfield CA (City of Fairfield CA COP) AGC Series 2007 Zero Coupon, 04/01/2035	3,700	2,254,441
City of Irvine CA (City of Irvine CA Assessment Dist No. 13-1) Series 2013 5.00%, 09/02/2027	650	660,415
5.00%, 09/02/2029	1,110	1,127,383
City of Irvine CA (Irvine Community Facilities District No. 2013-3) Series 2018 5.00%, 09/01/2043	2,400	2,462,105
5.00%, 09/01/2048	4,250	4,333,411
City of Long Beach CA Marina System Revenue Series 2015 5.00%, 05/15/2032	1,100	1,130,260
5.00%, 05/15/2040	2,250	2,279,957
5.00%, 05/15/2045	2,250	2,275,818
City of Los Angeles CA Wastewater System Revenue Series 2013-B 5.00%, 06/01/2031	5,000	5,061,034
City of Los Angeles Department of Airports Series 2019 4.00%, 05/15/2044	4,045	3,768,531
Series 2022 3.25%, 05/15/2049	2,000	1,532,910
4.00%, 05/15/2047	10,000	9,251,384
5.00%, 05/15/2045	1,500	1,561,932

abfunds.com	AB MUNICIPAL INCOME FUND | 33

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

City of Palo Alto CA (City of Palo Alto CA University Avenue AD) Series 2012 5.00%, 09/02/2025	$1,685	$1,694,750
5.00%, 09/02/2028	530	532,789
5.00%, 09/02/2030	745	748,799
City of Riverside CA Sewer Revenue Series 2015-A 5.00%, 08/01/2033	10,090	10,644,578
City of Roseville CA (Fiddyment Ranch Community Facilities District No. 1) Series 2017 5.00%, 09/01/2033	1,315	1,378,955
5.00%, 09/01/2034	1,000	1,044,234
City of Roseville CA (HP Campus Oaks Community Facilities District No. 1) Series 2016 5.00%, 09/01/2036	640	660,751
City of San Francisco CA Public Utilities Commission Water Revenue Series 2020-E 2.825%, 11/01/2041	4,890	3,635,866
City of San Jose CA Airport Revenue (Norman Y Mineta San Jose International Airport SJC) Series 2017-A 5.00%, 03/01/2033	1,100	1,148,523
5.00%, 03/01/2034	2,000	2,081,862
5.00%, 03/01/2035	3,500	3,622,462
5.00%, 03/01/2037	1,800	1,852,357
City of Upland CA (San Antonio Regional Hospital) Series 2017 5.00%, 01/01/2032	1,000	1,052,619
5.00%, 01/01/2047	2,750	2,795,706
CMFA Special Finance Agency Series 2022-A 4.00%, 08/01/2058(b)	2,000	1,533,200
CMFA Special Finance Agency (CMFA Special Finance Agency Latitude33) Series 2021-A 3.00%, 12/01/2056(b)	2,000	1,292,346

34 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

CMFA Special Finance Agency (CMFA Special Finance Agency Solana at Grand) Series 2021-A 4.00%, 08/01/2056(b)	$3,000	$2,434,543
CMFA Special Finance Agency VIII Elan Huntington Beach Series 2021 3.00%, 08/01/2056(b)	4,000	2,566,859
4.00%, 08/01/2047(b)	1,000	757,838
Coast Community College District Series 2019-F 3.00%, 08/01/2036	850	779,236
3.00%, 08/01/2037	940	844,476
3.00%, 08/01/2038	2,175	1,925,182
County of Los Angeles CA Community Facilities District No 2021-01 Series 2022 5.00%, 09/01/2047	2,750	2,771,269
5.00%, 09/01/2052	2,500	2,502,581
County of Sacramento CA (North Vineyard District 2005-2) Series 2016 5.00%, 09/01/2040	990	1,010,583
5.00%, 09/01/2045	1,250	1,269,109
County of Sacramento CA Airport System Revenue Series 2016-B 5.00%, 07/01/2036	1,755	1,844,155
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim) Series 2021 3.25%, 04/01/2057(b)	4,000	2,672,094
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona) Series 2021 4.00%, 05/01/2057(b)	1,000	668,868
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2046(b)	3,000	2,142,729

abfunds.com	AB MUNICIPAL INCOME FUND | 35

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Altana Apartments) Series 2021 4.00%, 10/01/2056(b)	$5,000	$3,660,609
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Crescent) Series 2022 4.30%, 07/01/2059(b)	1,000	801,206
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Jefferson Platinum Triangle Apartments) Series 2021-A2 3.125%, 08/01/2056(b)	1,000	661,037
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.25%, 07/01/2056(b)	1,000	638,236
4.00%, 07/01/2058(b)	1,000	657,809
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Oceanaire Apartments) Series 2021 4.00%, 09/01/2056(b)	2,500	1,896,552
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Pasadena Portfolio) Series 2021 3.00%, 12/01/2056(b)	1,000	651,953
4.00%, 12/01/2056(b)	1,000	693,924
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Theo Apartments) Series 2021 4.00%, 05/01/2057(b)	2,000	1,385,539
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Towne at Glendale Apartments) Series 2022 Zero Coupon, 09/01/2062(b)	1,645	777,920
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021-A2 4.00%, 07/01/2056(b)	2,400	1,827,099

36 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Vineyard Gardens Apartments) Series 2021 3.25%, 10/01/2058(b)	$1,000	$650,084
4.00%, 10/01/2048(b)	3,000	2,092,910
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Waterscape Apartments) Series 2021-A 3.00%, 09/01/2056(b)	1,500	948,709
Fremont Community Facilities District No. 1 Series 2015 5.00%, 09/01/2040	4,000	4,062,209
Garden Grove Unified School District Series 2013-C 5.00%, 08/01/2032 (Pre-refunded/ETM)	2,535	2,577,822
Golden State Tobacco Securitization Corp. Series 2021 1.85%, 06/01/2031	1,175	1,156,329
3.115%, 06/01/2038	5,000	3,856,575
3.85%, 06/01/2050	5,000	4,506,206
Series 2021-B Zero Coupon, 06/01/2066	10,000	1,072,070
Hastings Campus Housing Finance Authority Series 2020-A 5.00%, 07/01/2045(b)	5,000	4,363,423
Irvine Unified School District Series 2017-B 5.00%, 09/01/2047	1,000	1,015,609
Lake Elsinore Public Financing Authority Series 2015 5.00%, 09/01/2031	2,690	2,775,799
5.00%, 09/01/2035	1,835	1,881,281
Los Angeles Community College District/CA Series 2019-K 4.00%, 08/01/2038	2,500	2,538,208
Los Angeles County Public Works Financing Authority (County of Los Angeles CA Lease) Series 2020 4.00%, 12/01/2039	5,500	5,536,541
Los Angeles Department of Water & Power Water System Revenue Series 2021-C 5.00%, 07/01/2041	1,250	1,381,520

abfunds.com	AB MUNICIPAL INCOME FUND | 37

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2022-C 5.00%, 07/01/2042	$8,750	$9,818,450
Los Angeles Unified School District/CA Series 2009 5.75%, 07/01/2034	2,000	2,115,896
Series 2020-R 4.00%, 07/01/2036	5,000	5,172,105
4.00%, 07/01/2037	4,500	4,629,190
4.00%, 07/01/2038	6,000	6,128,692
4.00%, 07/01/2044	9,000	8,889,587
M-S-R Energy Authority (Citigroup, Inc.) Series 2009-A 6.50%, 11/01/2039	830	1,005,956
Series 2009-B 6.50%, 11/01/2039	10,000	12,119,949
Menifee Union School District Series 2018 5.00%, 09/01/2043	1,000	1,019,784
5.00%, 09/01/2048	1,215	1,230,276
Metropolitan Water District of Southern California Series 2021-D 2.04% (MUNIPSA + 0.14%), 07/01/2037(a)	2,100	2,083,049
Oakland Unified School District/Alameda County Series 2015-A 5.00%, 08/01/2031 (Pre-refunded/ETM)	1,640	1,741,263
5.00%, 08/01/2032 (Pre-refunded/ETM)	1,500	1,592,618
5.00%, 08/01/2033 (Pre-refunded/ETM)	2,200	2,335,840
Orange County Transportation Authority (91 Express Lanes Toll Road) Series 2013 5.00%, 08/15/2029	2,360	2,397,713
Orange County Water District Series 2019-C 4.00%, 08/15/2034	1,250	1,313,520
Oxnard Financing Authority AGM Series 2014 5.00%, 06/01/2031	5,250	5,410,564
Palomar Health Series 2016-A 5.00%, 08/01/2031	1,285	1,374,365

38 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Palomar Health (Palomar Health Obligated Group) Series 2016 5.00%, 11/01/2036	$5,000	$5,085,799
Series 2017 5.00%, 11/01/2042	1,000	1,006,480
Poway Unified School District Public Financing Authority Series 2015-A 5.00%, 09/01/2033	1,500	1,544,579
5.00%, 09/01/2034	995	1,022,746
Redding Joint Powers Financing Authority Series 2015-A 5.00%, 06/01/2030	1,350	1,431,362
Regents of the University of California Medical Center Pooled Revenue Series 2022 5.00%, 05/15/2040	10,000	11,070,706
Rialto Redevelopment Agency Series 2018 5.00%, 09/01/2032	500	547,292
5.00%, 09/01/2033	500	544,215
5.00%, 09/01/2037	2,235	2,389,714
River Islands Public Financing Authority (River Islands Public Financing Authority Community Facilities District No 2003-1) Series 2022 5.00%, 09/01/2052	5,200	5,084,992
Riverside County Transportation Commission Series 2013-A 5.25%, 06/01/2032 (Pre-refunded/ETM)	9,165	9,292,234
Series 2021 4.00%, 06/01/2040	3,330	3,176,368
4.00%, 06/01/2041	1,765	1,671,437
Sacramento County Water Financing Authority (Sacramento County Water Agency) NATL Series 2007-B 2.615% (LIBOR 3 Month + 0.55%), 06/01/2034(a)	1,450	1,358,066
2.635% (LIBOR 3 Month + 0.57%), 06/01/2039(a)	5,375	4,634,965
San Diego County Regional Airport Authority Series 2019-A 4.00%, 07/01/2037	2,500	2,480,105
4.00%, 07/01/2038	2,000	1,970,215

abfunds.com	AB MUNICIPAL INCOME FUND | 39

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2020 5.00%, 07/01/2035	$650	$685,743
5.00%, 07/01/2036	500	525,462
5.00%, 07/01/2037	250	261,660
5.00%, 07/01/2038	250	260,876
5.00%, 07/01/2039	255	265,055
5.00%, 07/01/2040	250	258,753
Series 2021-A 4.00%, 07/01/2056	4,750	4,359,354
Series 2021-B 4.00%, 07/01/2041	3,010	2,828,054
4.00%, 07/01/2046	2,500	2,282,746
San Diego Unified School District/CA Series 2013-C 5.00%, 07/01/2032 (Pre-refunded/ETM)	3,180	3,227,450
San Francisco City & County Redevelopment Agency Successor Agency (Mission Bay South Public Imp) Series 2013-A 5.00%, 08/01/2029	1,310	1,311,580
San Francisco City & County Redevelopment Agency Successor Agency (Successor Agency to the Redev of San Francisco – Mission Bay South) Series 2016-B 5.00%, 08/01/2033	1,000	1,062,024
5.00%, 08/01/2035	1,000	1,053,835
Series 2016-C 5.00%, 08/01/2032	1,000	1,065,579
5.00%, 08/01/2035	1,000	1,053,835
San Francisco Intl Airport (San Francisco Intl Airport) Series 2017-A 5.00%, 05/01/2042	2,000	2,046,847
Series 2022-A 4.00%, 05/01/2052	10,000	8,999,706
Series 2022-C 3.283%, 05/01/2036	3,000	2,416,560
San Joaquin Hills Transportation Corridor Agency Series 1993 Zero Coupon, 01/01/2023 (Pre-refunded/ETM)	25,000	24,947,302

40 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Santa Clara Valley Water District Safe Clean Water Revenue (Santa Clara Valley Water District Safe Clean Water Revenue Lease) Series 2022-A 5.00%, 08/01/2049(d)	$1,210	$1,333,513
Sierra Joint Community College District School Facilities District No. 2 NATL Series 2007-B Zero Coupon, 06/01/2032	5,485	3,935,839
Southern California Public Power Authority (Los Angeles Department of Water & Power PWR) Series 2014-A 5.00%, 07/01/2033	5,000	5,172,627
5.00%, 07/01/2034	3,200	3,309,978
State of California Series 2004 5.30%, 04/01/2029	5	5,012
Series 2013 5.00%, 02/01/2031	5,000	5,021,536
Series 2014 5.00%, 12/01/2030	2,000	2,048,400
Series 2022 5.00%, 09/01/2042	7,000	7,885,591
Stockton Redevelopment Agency Successor Agency AGM Series 2016-A 5.00%, 09/01/2033	2,800	2,992,100
5.00%, 09/01/2034	1,000	1,066,789
Successor Agency to the Redev of San Francisco – Mission Bay North Series 2016-A 5.00%, 08/01/2032	1,025	1,091,486
5.00%, 08/01/2034	1,105	1,169,751
5.00%, 08/01/2035	595	627,032
5.00%, 08/01/2036	775	812,375
Tobacco Securitization Authority of Northern California (Sacramento County Tobacco Securitization Corp.) Series 2021 Zero Coupon, 06/01/2060	10,000	1,535,404
5.00%, 06/01/2023	1,160	1,169,180

abfunds.com	AB MUNICIPAL INCOME FUND | 41

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Tobacco Securitization Authority of Southern California Series 2019 5.00%, 06/01/2037	$1,000	$1,046,217
5.00%, 06/01/2048	13,825	14,053,811
Transbay Joint Powers Authority (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Rev) Series 2020 5.00%, 10/01/2040	1,000	1,041,626
5.00%, 10/01/2045	2,000	2,059,262
5.00%, 10/01/2049	2,200	2,233,518
University of California Series 2023-B 5.00%, 05/15/2034(d)	1,740	2,033,681
5.00%, 05/15/2035(d)	5,000	5,799,830
5.00%, 05/15/2036(d)	5,000	5,746,211
Upland Unified School District Series 2011-C Zero Coupon, 08/01/2035	1,020	618,259
Walnut Energy Center Authority Series 2014 5.00%, 01/01/2031	4,000	4,137,472
5.00%, 01/01/2032	3,700	3,826,580
Washington Township Health Care District Series 2017-B 5.00%, 07/01/2032	2,000	2,050,172
5.00%, 07/01/2033	1,500	1,534,062

		816,956,554

American Samoa – 0.2%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2015-A 6.625%, 09/01/2035	430	451,482
Series 2018 7.125%, 09/01/2038(b)	1,385	1,536,106

		1,987,588

Georgia – 0.2%
Municipal Electric Authority of Georgia Series 2019 5.00%, 01/01/2037	100	102,824
5.00%, 01/01/2038	100	102,488
5.00%, 01/01/2039	100	102,676
5.00%, 01/01/2048	215	215,551

42 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

5.00%, 01/01/2056	$655	$656,695
5.00%, 01/01/2059	220	217,614

		1,397,848

Guam – 2.1%
Antonio B Won Pat International Airport Authority Series 2021-A 3.839%, 10/01/2036	700	586,299
Series 2023 5.375%, 10/01/2040(d)	250	240,866
5.375%, 10/01/2043(d)	1,050	1,006,466
Guam Government Waterworks Authority Series 2016 5.00%, 01/01/2046	1,335	1,340,240
Guam Power Authority Series 2017-A 5.00%, 10/01/2036	2,940	3,023,413
5.00%, 10/01/2037	1,300	1,334,520
5.00%, 10/01/2040	1,000	1,019,680
Series 2022-A 5.00%, 10/01/2044	3,700	3,765,946
Territory of Guam Series 2019 5.00%, 11/15/2031	265	272,582
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2029	3,805	3,915,711
5.00%, 12/01/2030	415	426,771
5.00%, 12/01/2032	455	465,997
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 4.00%, 01/01/2042	3,000	2,597,317

		19,995,808

Illinois – 0.2%
Chicago Board of Education Series 2018-A 5.00%, 12/01/2031	2,000	2,016,347

Louisiana – 0.0%
Parish of St. James LA (NuStar Logistics LP) Series 2020-2 6.35%, 07/01/2040(b)	200	213,746

abfunds.com	AB MUNICIPAL INCOME FUND | 43

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Michigan – 0.0%
City of Detroit MI Series 2018 5.00%, 04/01/2036	$305	$310,769

New York – 0.1%
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 4.00%, 01/01/2036	535	497,711

Puerto Rico – 1.7%
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2024	445	408,972
Zero Coupon, 07/01/2033	1,238	677,200
4.00%, 07/01/2033	410	356,111
4.00%, 07/01/2035	9	7,428
4.00%, 07/01/2037	7	6,245
4.00%, 07/01/2041	10	8,162
4.00%, 07/01/2046	11	8,153
5.25%, 07/01/2023	283	284,109
5.375%, 07/01/2025	521	527,962
5.625%, 07/01/2027	2,301	2,353,644
5.625%, 07/01/2029	716	732,280
5.75%, 07/01/2031	145	148,894
Series 2022-C 0.00%, 11/01/2043	64	29,133
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	1,000	999,508
Puerto Rico Highway & Transportation Authority AGC Series 2005-L 5.25%, 07/01/2041	725	715,861
AGC Series 2007-C 5.50%, 07/01/2031	140	142,327
AGC Series 2007-N 5.25%, 07/01/2034	1,020	1,009,939
5.25%, 07/01/2036	1,070	1,058,465
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	1,900	1,968,148

44 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2029	$847	$615,139
Series 2019-A 4.329%, 07/01/2040	1,065	962,143
4.55%, 07/01/2040	90	83,595
5.00%, 07/01/2058	2,650	2,507,723

		15,611,141

Tennessee – 0.1%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(b)	1,010	943,489

Texas – 0.2%
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(b)	1,805	1,745,777

Washington – 0.1%
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2019-A 5.00%, 01/01/2044(b)	130	107,136
5.00%, 01/01/2049(b)	100	79,687
5.00%, 01/01/2055(b)	410	318,067

		504,890

Wisconsin – 0.2%
Wisconsin Health & Educational Facilities Authority (St. Camillus Health System Obligated Group) Series 2019 5.00%, 11/01/2054	115	93,471
Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041(b)	2,000	1,799,869

		1,893,340

Total Long-Term Municipal Bonds (cost $930,726,117)		864,075,008

abfunds.com	AB MUNICIPAL INCOME FUND | 45

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Short-Term Municipal Notes – 6.4%
California – 6.4%
Antelope Valley-East Kern Water Agency Series 2008-A 1.60%, 06/01/2037(h)	$1,125	$1,125,000
California Statewide Communities Development Authority (Scripps Health Obligated Group) Series 2012-A 1.40%, 08/01/2035(h)	11,315	11,315,000
Calleguas-Las Virgenes Public Financing Authority Series 2008-A 1.60%, 07/01/2037(h)	1,805	1,805,000
Calleguas-Las Virgenes Public Financing Authority Series 2008-A 1.65%, 07/01/2037(h)	550	550,000
City of Los Angeles CA Series 2022 4.00%, 06/29/2023	30,250	30,525,006
County of San Bernardino CA (WLP Parkview Place Apartments LLC) Series 2004-A 1.55%, 02/15/2027(h)	1,875	1,875,000
County of San Bernardino CA (WLP Green Valley Apartments LLC) Series 1999 1.55%, 05/15/2029(h)	1,000	1,000,000
County of San Bernardino CA (WLP Mountain View Apartments LLC) Series 2004-A 1.55%, 02/15/2027(h)	3,545	3,545,000
County of San Bernardino CA (WLP Parkview Place Apartments LLC) Series 2004-A 1.55%, 02/15/2027(h)	275	275,000
San Francisco City & County Redevelopment Agency Successor Agency (Mercy Terrace LLC) Series 2005-A 1.50%, 06/15/2035(h)	1,050	1,050,000

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PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

	Principal Amount (000)	U.S. $ Value

State of California Series 2018-C 1.30%, 05/01/2033(h)	$6,600	$6,600,000

Total Short-Term Municipal Notes (cost $59,635,418)		59,665,006

Total Municipal Obligations (cost $990,361,535)		923,740,014

COMMERCIAL MORTGAGE-BACKED SECURITIES – 1.2%
Agency CMBS – 1.2%
California Housing Finance Agency Series 2021-2, Class A 3.75%, 03/25/2035	6,415	6,296,172
Series 2021-3, Class X 0.78%, 08/20/2036(c)	2,610	160,386
Federal Home Loan Mortgage Corp. Series 2021-ML10, Class AUS 2.032%, 01/25/2038	3,671	2,789,403
Series 2022-ML13, Class ACA 2.875%, 07/25/2036(b)	2,000	1,746,832
Series 2022-ML13, Class XCA 0.95%, 07/25/2036(b)(c)	5,600	325,821

Total Commercial Mortgage-Backed Securities (cost $13,601,036)		11,318,614

	Shares
SHORT-TERM INVESTMENTS – 1.1%
Investment Companies – 1.1%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 3.50%(i)(j)(k) (cost $10,537,576)	10,537,576	10,537,576

Total Investments – 101.5% (cost $1,014,500,147)		945,596,204
Other assets less liabilities – (1.5)%		(14,295,475)

Net Assets – 100.0%		$931,300,729

abfunds.com	AB MUNICIPAL INCOME FUND | 47

PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation (Depreciation)
USD	6,350	01/15/2025	2.565%	CPI#	Maturity	$561,732	$	– 0	–	$561,732
USD	3,340	01/15/2025	4.028%	CPI#	Maturity	98,852		– 0	–	98,852
USD	3,175	01/15/2025	2.585%	CPI#	Maturity	278,363		– 0	–	278,363
USD	3,175	01/15/2025	2.613%	CPI#	Maturity	274,920		– 0	–	274,920
USD	37,160	01/15/2027	CPI#	3.336%	Maturity	(1,547,391)		– 0	–	(1,547,391)
USD	10,000	01/15/2027	CPI#	3.466%	Maturity	(337,129)		(11,230)		(325,899)
USD	20,520	01/15/2028	1.230%	CPI#	Maturity	3,629,811		– 0	–	3,629,811
USD	16,260	01/15/2028	0.735%	CPI#	Maturity	3,451,678		– 0	–	3,451,678
USD	16,830	01/15/2029	CPI#	3.735%	Maturity	111,182		– 0	–	111,182
USD	3,150	01/15/2029	CPI#	3.408%	Maturity	(64,481)		– 0	–	(64,481)
USD	6,300	01/15/2030	1.572%	CPI#	Maturity	1,057,526		– 0	–	1,057,526
USD	6,300	01/15/2030	1.587%	CPI#	Maturity	1,048,982		– 0	–	1,048,982
USD	655	01/15/2030	1.714%	CPI#	Maturity	101,492		– 0	–	101,492
USD	655	01/15/2030	1.731%	CPI#	Maturity	100,472		– 0	–	100,472
USD	6,200	01/15/2031	2.782%	CPI#	Maturity	402,709		– 0	–	402,709
USD	5,700	01/15/2031	2.680%	CPI#	Maturity	426,589		– 0	–	426,589
USD	5,120	01/15/2032	CPI#	3.064%	Maturity	(163,436)		– 0	–	(163,436)
USD	5,250	04/15/2032	CPI#	2.909%	Maturity	(236,216)		– 0	–	(236,216)
USD	1,120	04/15/2032	CPI#	2.748%	Maturity	(69,554)		– 0	–	(69,554)

						$9,126,101		$(11,230)		$9,137,331

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation (Depreciation)
USD	14,000	01/15/2027	1 Day SOFR	2.719%	Annual	$(462,397)	$	– 0	–	$(462,397)
USD	17,000	04/15/2032	1.280%	1 Day SOFR	Annual	2,919,191		– 0	–	2,919,191
USD	15,000	04/15/2032	2.891%	1 Day SOFR	Annual	528,557		– 0	–	528,557
USD	14,500	04/15/2032	2.455%	1 Day SOFR	Annual	1,091,064		– 0	–	1,091,064
USD	13,900	04/15/2032	1.284%	1 Day SOFR	Annual	2,382,692		– 0	–	2,382,692
USD	10,000	04/15/2032	3.619%	1 Day SOFR	Annual	(190,090)		– 0	–	(190,090)
USD	9,000	04/15/2032	1.729%	1 Day SOFR	Annual	1,198,969		– 0	–	1,198,969
USD	8,000	04/15/2032	1.618%	1 Day SOFR	Annual	1,141,631		– 0	–	1,141,631
USD	4,500	02/15/2041	1 Day SOFR	2.654%	Annual	(402,529)		– 0	–	(402,529)

						$8,207,088	$	– 0	–	$8,207,088

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PORTFOLIO OF INVESTMENTS (continued)

AB CALIFORNIA PORTFOLIO

INTEREST RATE SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation (Depreciation)
Citibank, NA	USD	12,620	10/09/2029	1.125%	SIFMA	*	Quarterly	$1,415,680	$	– 0	–	$1,415,680

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at November 30, 2022.

(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At November 30, 2022, the aggregate market value of these securities amounted to $169,326,423 or 18.2% of net assets.

(c)	IO – Interest Only.

(d)	When-Issued or delayed delivery security.

(e)	Non-income producing security.

(f)	Defaulted.

(g)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
California Municipal Finance Authority (UTS Bioenergy LLC) Series 2011-A1 7.50%, 12/01/2032	12/22/2011	$2,730,000	$54,600	0.01%

(h)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(i)	Affiliated investments.

(j)	The rate shown represents the 7-day yield as of period end.

(k)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

As of November 30, 2022, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 4.2% and 0.5%, respectively.

Glossary:

AD – Assessment District

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

CMBS – Commercial Mortgage-Backed Securities

COP – Certificate of Participation

CPI – Consumer Price Index

DOT – Department of Transportation

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rate

MUNIPSA – SIFMA Municipal Swap Index

NATL – National Interstate Corporation

SOFR – Secured Overnight Financing Rate

See notes to financial statements.

abfunds.com	AB MUNICIPAL INCOME FUND | 49

PORTFOLIO OF INVESTMENTS

AB HIGH INCOME MUNICIPAL PORTFOLIO

November 30, 2022 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 110.7%
Long-Term Municipal Bonds – 110.7%
Alabama – 1.6%
Black Belt Energy Gas District (Goldman Sachs Group, Inc. (The)) Series 2021 4.00%, 10/01/2052	$3,000	$2,969,923
County of Jefferson AL Sewer Revenue Series 2013-D 6.00%, 10/01/2042	18,565	19,855,488
Lower Alabama Gas District (The) (Goldman Sachs Group, Inc. (The)) Series 2016-A 5.00%, 09/01/2046	1,000	1,029,818
Southeast Energy Authority A Cooperative District (Morgan Stanley) Series 2022-A 1.00%, 01/01/2053(a)	10,000	10,018,050
Sumter County Industrial Development Authority/AL (Enviva, Inc.) Series 2022 6.00%, 07/15/2052	15,000	13,961,227

		47,834,506

American Samoa – 0.3%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2015-A 6.625%, 09/01/2035	7,095	7,449,449

Arizona – 2.3%
Arizona Industrial Development Authority (Arizona Industrial Development Authority) Series 2019-2, Class A 3.625%, 05/20/2033	10,739	10,334,236
Arizona Industrial Development Authority (Equitable School Revolving Fund LLC Obligated Group) Series 2021 4.00%, 11/01/2051(b)	10,000	8,372,773
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 7.75%, 07/01/2050(b)	10,420	7,294,000

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2021-A 5.50%, 07/01/2031(b)	$480	$336,000
6.00%, 07/01/2051(b)	3,000	2,100,000
Arizona Industrial Development Authority (Pinecrest Academy of Nevada) Series 2020-A 4.00%, 07/15/2050(b)	1,000	756,605
Glendale Industrial Development Authority (Beatitudes Campus Obligated Group (The)) Series 2017 5.00%, 11/15/2040	2,865	2,506,932
Industrial Development Authority of the City of Phoenix (The) (GreatHearts Arizona Obligated Group) Series 2014 5.00%, 07/01/2044	10,690	10,728,209
Industrial Development Authority of the County of Pima (The) (La Posada at Park Centre, Inc. Obligated Group) Series 2022 6.75%, 11/15/2042(b)	3,250	3,354,363
6.875%, 11/15/2052(b)	2,000	2,052,772
7.00%, 11/15/2057(b)	1,000	1,025,868
Industrial Development Authority of the County of Pima (The) (Edkey, Inc. Obligated Group) Series 2020 5.00%, 07/01/2040(b)	5,000	4,643,611
5.00%, 07/01/2055(b)	1,000	865,996
Maricopa County Industrial Development Authority (Benjamin Franklin Charter School Ltd.) Series 2018 6.00%, 07/01/2038(b)	2,000	2,077,522
Series 2018-A 6.00%, 07/01/2052(b)	5,170	5,285,032
Maricopa County Industrial Development Authority (Commercial Metals Co.) Series 2022 4.00%, 10/15/2047(b)	3,600	2,868,548

abfunds.com	AB MUNICIPAL INCOME FUND | 51

PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Maricopa County Industrial Development Authority (Reid Traditional Schools Obligated Group) Series 2016 5.00%, 07/01/2047	$1,375	$1,379,934
Tempe Industrial Development Authority (Mirabella at ASU, Inc.) Series 2017-A 6.125%, 10/01/2047(b)	1,225	1,079,929

		67,062,330

Arkansas – 0.1%
Arkansas Development Finance Authority (United States Steel Corp.) Series 2022 5.45%, 09/01/2052(b)	2,300	2,276,393

California – 8.4%
ARC70 II TRUST Series 2021 4.00%, 12/01/2059	3,000	2,498,204
California Community Housing Agency (California Community Housing Agency Aster Apartments) Series 2021-A 4.00%, 02/01/2056(b)	5,200	4,225,388
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021 4.00%, 02/01/2056(b)	13,500	10,969,758
California Community Housing Agency (California Community Housing Agency Fountains at Emerald Park) Series 2021 3.00%, 08/01/2056(b)	11,070	7,256,475
4.00%, 08/01/2046(b)	3,335	2,553,135
California Community Housing Agency (California Community Housing Agency Summit at Sausalito Apartments) Series 2021 3.00%, 02/01/2057(b)	5,000	3,256,415

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

California Community Housing Agency (California Community Housing Agency Twin Creek Apartments) Series 2022 Zero Coupon, 08/01/2065(b)	$32,000	$1,685,555
5.50%, 02/01/2040(b)	2,000	1,794,750
Series 2022-A 4.50%, 08/01/2052(b)	6,000	4,923,272
California County Tobacco Securitization Agency Series 2020-B Zero Coupon, 06/01/2055	22,000	4,005,652
California Housing Finance Agency Series 2019-2, Class A 4.00%, 03/20/2033	5,327	5,170,569
Series 2021-1, Class A 3.50%, 11/20/2035	4,239	3,822,923
Series 2021-2, Class X 0.823%, 03/25/2035(c)	15,791	898,860
Series 2021-3, Class A 3.25%, 08/20/2036	3,940	3,401,971
Series 2021-3, Class X 0.78%, 08/20/2036(c)	14,060	863,966
California Municipal Finance Authority (Azusa Pacific University) Series 2015-B 5.00%, 04/01/2035	2,000	2,003,783
California Municipal Finance Authority (Goodwill Industries of Sacramento Valley & Northern Nevada, Inc.) Series 2012-A 6.625%, 01/01/2032(b)	965	957,812
6.875%, 01/01/2042(b)	3,415	3,277,475
Series 2014 5.00%, 01/01/2035	1,050	892,909
5.25%, 01/01/2045	2,025	1,594,933
California Municipal Finance Authority (LAX Integrated Express Solutions LLC) Series 2018 5.00%, 12/31/2043	2,000	2,021,938
5.00%, 12/31/2047	3,000	3,016,073

abfunds.com	AB MUNICIPAL INCOME FUND | 53

PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

California Municipal Finance Authority (Partnerships to Uplift Communities Lakeview Terrace and Los Angeles Project) Series 2012-A 5.30%, 08/01/2047	$1,675	$1,516,934
California Municipal Finance Authority (UTS Bioenergy LLC) Series 2011-A1 7.50%, 12/01/2032(d)(e)	3,775	75,500
California Pollution Control Financing Authority (Poseidon Resources Channelside LP) Series 2012 5.00%, 11/21/2045(b)	8,595	8,123,796
California Pollution Control Financing Authority (Rialto Bioenergy Facility LLC) Series 2019 7.50%, 12/01/2040(b)	515	338,004
California Public Finance Authority (Enso Village) Series 2021 5.00%, 11/15/2036(b)	1,000	908,112
5.00%, 11/15/2046(b)	1,000	845,763
5.00%, 11/15/2051(b)	1,000	829,016
5.00%, 11/15/2056(b)	1,000	811,650
California School Finance Authority (ACE Charter Schools Obligated Group) Series 2016 5.00%, 06/01/2052(b)	1,895	1,682,016
California School Finance Authority (Alliance for College Ready Public Schools Obligated Group) Series 2016-A 5.00%, 07/01/2046(b)	3,500	3,515,149
5.00%, 07/01/2051(b)	1,750	1,754,143
California School Finance Authority (Bright Star Schools Obligated Group) Series 2017 5.00%, 06/01/2054(b)	1,165	1,070,132
California School Finance Authority (Kipp SoCal Public Schools) Series 2014-A 5.125%, 07/01/2044(b)	2,850	2,864,686

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

California School Finance Authority (Partnerships to Uplift Communities Valley Project) Series 2014-A 6.40%, 08/01/2034 (Pre-refunded/ETM)(b)	$1,000	$1,040,847
California Statewide Communities Development Authority (Loma Linda University Medical Center) Series 2016-A 5.00%, 12/01/2041(b)	4,610	4,608,396
5.00%, 12/01/2046(b)	5,575	5,462,091
Series 2018 5.25%, 12/01/2048(b)	6,080	6,127,287
CMFA Special Finance Agency Series 2022-A 4.00%, 08/01/2058(b)	10,000	7,666,002
CMFA Special Finance Agency (CMFA Special Finance Agency Latitude33) Series 2021-A 3.00%, 12/01/2056(b)	2,800	1,809,285
CMFA Special Finance Agency (CMFA Special Finance Agency Solana at Grand) Series 2021-A 4.00%, 08/01/2056(b)	4,000	3,246,058
CMFA Special Finance Agency VIII Elan Huntington Beach Series 2021 3.00%, 08/01/2056(b)	6,800	4,363,660
4.00%, 08/01/2047(b)	3,000	2,273,514
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 1818 Platinum Triangle-Anaheim) Series 2021 3.25%, 04/01/2057(b)	1,500	1,002,035
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona) Series 2021 3.25%, 05/01/2057(b)	7,500	5,078,263
4.00%, 05/01/2057(b)	10,000	6,688,675

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2056(b)	$5,000	$3,982,260
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Altana Apartments) Series 2021 4.00%, 10/01/2056(b)	7,500	5,490,914
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Crescent) Series 2022 4.30%, 07/01/2059(b)	10,000	8,012,056
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Jefferson Platinum Triangle Apartments) Series 2021-A2 3.125%, 08/01/2056(b)	3,105	2,052,519
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.25%, 07/01/2056(b)	5,800	3,701,766
4.00%, 07/01/2058(b)	7,360	4,841,474
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Park Crossing Apartments) Series 2021 3.25%, 12/01/2058(b)	5,500	3,569,115
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Pasadena Portfolio) Series 2021 3.00%, 12/01/2056(b)	2,000	1,303,906
4.00%, 12/01/2056(b)	9,600	6,661,666
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Theo Apartments) Series 2021 4.00%, 05/01/2057(b)	1,000	692,769

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021-A 3.10%, 07/01/2045(b)	$5,000	$3,733,920
Series 2021-A2 4.00%, 07/01/2056(b)	10,000	7,612,914
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Waterscape Apartments) Series 2021-A 3.00%, 09/01/2056(b)	2,000	1,264,945
Golden State Tobacco Securitization Corp. Series 2021-B Zero Coupon, 06/01/2066	84,270	9,034,334
Hastings Campus Housing Finance Authority Series 2020-A 5.00%, 07/01/2061(b)	16,525	13,547,104
Los Angeles Unified School District/CA Series 2020-C 4.00%, 07/01/2040(a)	10,005	10,100,088
San Joaquin Hills Transportation Corridor Agency Series 2014-B 5.25%, 01/15/2044	4,000	4,065,460
Series 2021-A 4.00%, 01/15/2044	5,518	5,115,818
Southern California Logistics Airport Authority AGC Series 2006 5.00%, 12/01/2036	3,600	3,636,394
Tobacco Securitization Authority of Northern California (Sacramento County Tobacco Securitization Corp.) Series 2021 Zero Coupon, 06/01/2060	3,250	499,006
Tobacco Securitization Authority of Southern California Series 2019 Zero Coupon, 06/01/2054	6,520	1,169,490
5.00%, 06/01/2039	680	706,229

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Tobacco Securitization Authority of Southern California (San Diego County Tobacco Asset Securitization Corp.) Series 2006 Zero Coupon, 06/01/2046	$5,465	$976,729

		246,563,706

Colorado – 3.3%
Aurora Highlands Community Authority Board Series 2021-A 5.75%, 12/01/2051	10,000	8,867,374
Broadway Station Metropolitan District No. 3 Series 2019 5.00%, 12/01/2039	750	640,780
5.00%, 12/01/2049	1,750	1,404,827
Centerra Metropolitan District No 1 Series 2017 5.00%, 12/01/2037(b)	5,730	5,432,901
Series 2022 6.50%, 12/01/2053	1,000	997,279
City & County of Denver CO Airport System Revenue Series 2015-A 5.00%, 12/01/2048(a)	10,000	10,141,630
Clear Creek Station Metropolitan District No. 2 Series 2017-A 5.00%, 12/01/2047	1,000	912,711
Colorado Educational & Cultural Facilities Authority (Aspen View Academy, Inc.) Series 2021 4.00%, 05/01/2051	1,100	877,589
4.00%, 05/01/2061	500	380,228
Colorado Educational & Cultural Facilities Authority (Lighthouse Building Corp.) Series 2021 4.00%, 10/01/2061	1,500	1,153,134
Colorado Educational & Cultural Facilities Authority (STEM School Academy) Series 2014 5.00%, 11/01/2044	890	866,852
5.125%, 11/01/2049	765	746,915

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Colorado Health Facilities Authority 5.25%, 11/01/2038(a)	$2,200	$2,345,152
5.25%, 11/01/2039(a)	2,600	2,766,785
5.25%, 11/01/2052(a)	5,000	5,145,607
Colorado Health Facilities Authority (Aberdeen Ridge, Inc. Obligated Group) Series 2021-A 5.00%, 05/15/2044	2,000	1,655,410
Colorado Health Facilities Authority (Christian Living Neighborhoods Obligated Group) Series 2021 4.00%, 01/01/2042	1,750	1,303,497
Colorado Health Facilities Authority (CommonSpirit Health) Series 2019-A 4.00%, 08/01/2038	735	679,115
Colorado Health Facilities Authority (Frasier Meadows Manor, Inc. Obligated Group) Series 2023-2 4.00%, 05/15/2041(f)	1,175	933,065
Colorado Health Facilities Authority (Intermountain Healthcare) Series 2022-S 5.00%, 05/15/2052(a)	10,000	10,646,365
Colorado Health Facilities Authority (Sunny Vista Living Center) Series 2015-A 6.125%, 12/01/2045(b)	1,750	1,255,779
Copper Ridge Metropolitan District Series 2019 5.00%, 12/01/2039	1,405	1,283,712
Douglas County Housing Partnership (Bridgewater Castle Rock ALF LLC) Series 2021 5.375%, 01/01/2041(b)	10,000	7,458,583
Four Corners Business Improvement District Series 2022 6.00%, 12/01/2052	1,000	889,472
Johnstown Plaza Metropolitan District Series 2022 4.25%, 12/01/2046	9,760	7,710,981
Longs Peak Metropolitan District Series 2021 5.25%, 12/01/2051(b)	2,000	1,647,753

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Plaza Metropolitan District No. 1 Series 2013 5.00%, 12/01/2040(b)	$1,000	$940,171
Pueblo Urban Renewal Authority Series 2021 4.75%, 12/01/2045(b)	3,810	3,070,138
Riverwalk Metropolitan District No. 2 Series 2022-A 5.00%, 12/01/2042	3,000	2,647,097
5.00%, 12/01/2052	1,000	841,008
Sagebrush Farm Metropolitan District No 1 Series 2022-A 6.75%, 12/01/2052	1,500	1,452,678
Spring Hill Metropolitan District No 3 Series 2022-A 6.75%, 12/01/2052(b)	2,000	2,008,560
STC Metropolitan District No. 2 Series 2019-A 5.00%, 12/01/2038	1,060	990,870
Sterling Ranch Community Authority Board (Sterling Ranch Metropolitan District No 3) Series 2022 6.50%, 12/01/2042	2,000	2,013,604
6.75%, 12/01/2053	3,000	3,011,000
Vauxmont Metropolitan District AGM Series 2019 3.25%, 12/15/2050	189	155,943
AGM Series 2020 5.00%, 12/01/2027	195	211,824
5.00%, 12/01/2030	270	298,268
5.00%, 12/01/2050	205	209,801

		95,994,458

Connecticut – 0.4%
Connecticut State Health & Educational Facilities Authority (Hartford HealthCare Obligated Group) Series 2020-A 4.00%, 07/01/2036	500	486,791
4.00%, 07/01/2037	800	772,271
Connecticut State Health & Educational Facilities Authority (McLean Affiliates Obligated Group) Series 2020-B 2.75%, 01/01/2026(b)	115	112,961

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

State of Connecticut Series 2013-E 5.00%, 08/15/2031(a)	$7,850	$7,967,219
Town of Hamden CT (Whitney Center, Inc. Obligated Group) Series 2022-A 7.00%, 01/01/2053	1,000	1,015,072

		10,354,314

District of Columbia – 0.8%
District of Columbia (Friendship Public Charter School, Inc.) Series 2016-A 5.00%, 06/01/2041	3,070	3,083,413
5.00%, 06/01/2046	635	633,437
District of Columbia (KIPP DC Obligated Group) Series 2017-A 5.00%, 07/01/2042	1,000	1,018,390
5.00%, 07/01/2048	5,800	5,862,979
District of Columbia Tobacco Settlement Financing Corp. Series 2006 Zero Coupon, 06/15/2055	163,875	13,710,843

		24,309,062

Florida – 6.2%
Alachua County Health Facilities Authority (Oak Hammock at the University of Florida Obligated Group) Series 2022 4.00%, 10/01/2040	2,400	2,045,294
4.00%, 10/01/2046	1,750	1,409,575
Alachua County Health Facilities Authority (Shands Teaching Hospital & Clinics Obligated Group) Series 2014-A 5.00%, 12/01/2044	4,000	4,023,380
Align Affordable Housing Bond Fund LP (SHI – Lake Worth LLC) Series 2021 3.25%, 12/01/2051(b)	15,000	12,941,336
Bexley Community Development District Series 2016 4.875%, 05/01/2047	2,055	1,871,355

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Brevard County Health Facilities Authority (Health First, Inc. Obligated Group) Series 2023 5.00%, 04/01/2027(f)	$2,320	$2,435,176
5.00%, 04/01/2029(f)	2,560	2,738,065
5.00%, 04/01/2031(f)	2,825	3,048,933
5.00%, 04/01/2033(f)	3,110	3,354,167
5.00%, 04/01/2038(f)	3,435	3,581,930
Cape Coral Health Facilities Authority (Gulf Care, Inc. Obligated Group) Series 2015 6.00%, 07/01/2050(b)	1,550	1,399,926
Capital Projects Finance Authority/FL (CAPFA Capital Corp. 2000F) Series 2020-A 5.00%, 10/01/2028	1,300	1,326,914
5.00%, 10/01/2032	1,000	1,004,434
Capital Trust Agency, Inc. (Aviva Senior Life) Series 2017 5.00%, 07/01/2046(b)	1,500	1,180,491
Capital Trust Agency, Inc. (Educational Growth Fund LLC) Series 2021 3.375%, 07/01/2031(b)	1,000	877,470
5.00%, 07/01/2056(b)	6,800	6,026,572
Capital Trust Agency, Inc. (Team Success A School of Excellence, Inc.) Series 2020 5.00%, 06/01/2045(b)	1,000	849,017
5.00%, 06/01/2055(b)	1,000	814,116
City of Jacksonville FL (Genesis Health, Inc. Obligated Group) Series 2020 5.00%, 11/01/2050	11,940	12,047,332
City of Tallahassee FL (Tallahassee Memorial HealthCare, Inc.) Series 2015-A 5.00%, 12/01/2044	6,830	6,874,559
City of Tampa FL (State of Florida Cigarette Tax Revenue) Series 2020-A Zero Coupon, 09/01/2039	850	393,469
Zero Coupon, 09/01/2042	1,000	392,745
Zero Coupon, 09/01/2049	1,000	276,797
Zero Coupon, 09/01/2053	1,400	315,489

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

County of Lake FL (Waterman Communities, Inc.) Series 2020 5.50%, 08/15/2040	$3,000	$2,681,085
County of Osceola FL Transportation Revenue Series 2020-A Zero Coupon, 10/01/2035	250	125,929
Zero Coupon, 10/01/2036	410	194,411
Zero Coupon, 10/01/2037	230	102,597
Zero Coupon, 10/01/2038	315	132,187
Zero Coupon, 10/01/2039	390	153,550
County of Palm Beach FL (Provident Group-PBAU Properties LLC) Series 2019 5.00%, 04/01/2039(b)	500	458,599
5.00%, 04/01/2051(b)	1,970	1,693,482
Florida Atlantic University Finance Corp. Series 2019-A 5.00%, 07/01/2031(a)	2,025	2,243,831
5.00%, 07/01/2033(a)	2,505	2,749,438
5.00%, 07/01/2034(a)	5,235	5,699,630
5.00%, 07/01/2036(a)	1,935	2,083,265
Florida Development Finance Corp. (Assistance Unlimited, Inc,) Series 2022 6.00%, 08/15/2057(b)	3,900	3,562,594
Florida Development Finance Corp. (Brightline Trains Florida LLC) Series 2020 7.375%, 01/01/2049(b)	6,100	5,422,019
Florida Development Finance Corp. (Drs Kiran & Pallavi Patel 2017 Foundation for Global Understanding Inc.) Series 2021 3.00%, 07/01/2031(b)	675	600,011
4.00%, 07/01/2051(b)	1,950	1,476,093
Florida Development Finance Corp. (IDEA Florida, Inc.) Series 2022 5.25%, 06/15/2029(b)	1,000	970,406
Florida Development Finance Corp. (Mater Academy, Inc.) Series 2020-A 5.00%, 06/15/2035	1,000	1,021,376
5.00%, 06/15/2050	2,000	1,980,852
5.00%, 06/15/2055	1,435	1,395,539

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Florida Development Finance Corp. (Seaside School Consortium, Inc.) Series 2022 6.00%, 06/15/2057	$2,000	$2,086,128
Florida Higher Educational Facilities Financial Authority (Ringling College of Art and Design, Inc.) Series 2019 5.00%, 03/01/2044	795	798,328
5.00%, 03/01/2049	3,375	3,369,656
Hillsborough County Aviation Authority 5.00%, 10/01/2048(a)	10,000	10,501,141
Lee County Industrial Development Authority/FL (Cypress Cove at Healthpark Florida Obligated Group) Series 2022 5.25%, 10/01/2057	3,000	2,579,755
North Broward Hospital District Series 2017-B 5.00%, 01/01/2037	7,235	7,383,346
5.00%, 01/01/2048	17,900	17,883,996
Orange County Health Facilities Authority (Presbyterian Retirement Communities, Inc. Obligated Group) Series 2023 4.00%, 08/01/2042(f)	5,000	4,259,580
Palm Beach County Educational Facilities Authority (Palm Beach Atlantic University Obligated Group) Series 2021 4.00%, 10/01/2041	1,000	908,144
4.00%, 10/01/2051	1,815	1,561,719
Palm Beach County Health Facilities Authority (Federation CCRC Operations Corp. Obligated Group) Series 2022 4.25%, 06/01/2056	2,100	1,550,566
Palm Beach County Health Facilities Authority (Green Cay Life Plan Village, Inc.) Series 2022 11.50%, 07/01/2027(b)	1,000	971,266

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Polk County Industrial Development Authority (Mineral Development LLC) Series 2020 5.875%, 01/01/2033(b)	$2,000	$1,999,132
Sarasota County Health Facilities Authority (Village On the Isle) Series 2017-A 5.00%, 01/01/2047	2,450	2,128,680
5.00%, 01/01/2052	4,500	3,835,074
Tampa Florida Hospitals 4.00%, 07/01/2045(a)	15,415	13,965,336
Village Community Development District No. 13 Series 2020 3.50%, 05/01/2051(b)	1,955	1,287,351
Series 2021 1.80%, 05/01/2026	400	361,679

		183,406,313

Georgia – 1.0%
Glynn-Brunswick Memorial Hospital Authority (Southeast Georgia Health System Obligated Group) Series 2017 5.00%, 08/01/2043	1,000	1,006,424
5.00%, 08/01/2047	1,650	1,652,724
Main Street Natural Gas, Inc. (Citadel LP) Series 2022-C 4.00%, 08/01/2052(b)	10,000	9,511,987
Municipal Electric Authority of Georgia Series 2019 5.00%, 01/01/2038	715	734,467
5.00%, 01/01/2039	780	798,768
5.00%, 01/01/2048	1,530	1,533,923
5.00%, 01/01/2049	4,000	4,007,478
5.00%, 01/01/2056	1,360	1,363,521
5.00%, 01/01/2059	1,560	1,543,082
Series 2022 5.50%, 07/01/2063	6,500	6,677,220

		28,829,594

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Guam – 0.5%
Guam Government Waterworks Authority Series 2020-A 5.00%, 01/01/2050	$2,160	$2,166,031
Guam Power Authority Series 2022-A 5.00%, 10/01/2042	6,500	6,626,430
5.00%, 10/01/2043	1,000	1,018,376
Territory of Guam Series 2019 5.00%, 11/15/2031	820	843,460
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 4.00%, 01/01/2036	5,000	4,614,021

		15,268,318

Idaho – 0.1%
Idaho Housing & Finance Association (Battelle Energy Alliance LLC) Series 2010-A 7.00%, 02/01/2036	4,000	4,007,318

Illinois – 11.4%
Chicago Board of Education Series 2015-C 5.25%, 12/01/2035	5,405	5,435,029
5.25%, 12/01/2039	10,095	10,117,703
Series 2016-A 7.00%, 12/01/2044	3,095	3,286,865
Series 2017-A 7.00%, 12/01/2046(b)	4,975	5,407,582
Series 2017-B 6.75%, 12/01/2030(b)	11,365	12,563,339
7.00%, 12/01/2042(b)	2,400	2,622,332
Series 2017-C 5.00%, 12/01/2034	5,055	5,023,032
Series 2017-G 5.00%, 12/01/2044	8,150	7,723,220
Series 2018-A 5.00%, 12/01/2028	3,750	3,791,952
5.00%, 12/01/2032	4,800	4,825,005
5.00%, 12/01/2033	2,600	2,599,996
Series 2018-C 5.00%, 12/01/2026	4,900	4,958,430
Series 2019-B 5.00%, 12/01/2030	425	428,515

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

5.00%, 12/01/2031	$750	$754,537
5.00%, 12/01/2032	310	310,877
5.00%, 12/01/2033	290	289,361
Series 2022-B 4.00%, 12/01/2041	5,000	4,266,710
Chicago O’Hare International Airport 5.25%, 01/01/2053(a)	37,000	38,089,106
Series 2018-A 5.00%, 01/01/2053(a)	10,000	10,101,110
Series 2018-B 5.00%, 01/01/2053(a)	10,000	10,217,414
Series 2022 5.50%, 01/01/2055(a)	10,000	10,520,821
Chicago Transit Authority (Chicago Transit Authority Sales Tax) Series 2020-A 4.00%, 12/01/2050(a)	4,510	4,002,999
4.00%, 12/01/2055(a)	10,250	8,982,978
City of Chicago IL Series 2014-A 5.00%, 01/01/2036	1,080	1,069,021
Series 2015-2 5.00%, 01/01/2025	400	405,321
Series 2015-A 5.50%, 01/01/2033	1,000	1,009,431
Series 2016-C 5.00%, 01/01/2038	90	90,098
City of Chicago IL (Goldblatts Supportive Living Project) Series 2013 6.375%, 12/01/2052	7,950	4,973,022
Illinois Finance Authority 4.00%, 08/15/2036(a)	3,000	2,992,181
4.00%, 08/15/2037(a)	3,000	2,966,100
4.00%, 08/15/2038(a)	4,000	3,930,932
4.00%, 08/15/2039(a)	2,500	2,436,629
4.00%, 08/15/2040(a)	1,750	1,689,472
4.00%, 08/15/2041(a)	2,000	1,912,763
Illinois Finance Authority (Acero Charter Schools, Inc. Obligated Group) Series 2021 4.00%, 10/01/2042(b)	1,000	789,562

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Illinois Finance Authority (Bradley University) Series 2021-A 4.00%, 08/01/2043	$1,190	$1,034,539
4.00%, 08/01/2046	2,000	1,700,027
Illinois Finance Authority (CHF-Chicago LLC) Series 2017-A 5.00%, 02/15/2047	1,790	1,609,115
5.00%, 02/15/2050	1,000	889,855
Illinois Finance Authority (Illinois Institute of Technology) Series 2019 4.00%, 09/01/2035	400	359,844
4.00%, 09/01/2037	520	456,611
4.00%, 09/01/2039	850	730,614
4.00%, 09/01/2041	385	324,635
5.00%, 09/01/2036	540	541,898
5.00%, 09/01/2038	535	532,633
5.00%, 09/01/2040	465	458,496
Illinois Finance Authority (Park Place of Elmhurst Obligated Group) Series 2021 5.125%, 05/15/2060	11,613	8,355,716
Illinois Finance Authority (Rosalind Franklin University of Medicine & Science) Series 2017-C 5.00%, 08/01/2049	1,075	1,086,935
Illinois Housing Development Authority Series 2022 5.67%, 12/01/2025(b)	6,100	6,124,149
7.17%, 11/01/2038	600	610,917
Illinois State Toll Highway Authority Series 2021-A 4.00%, 01/01/2042(a)	10,985	10,810,116
4.00%, 01/01/2046(a)	6,000	5,743,705
Metropolitan Pier & Exposition Authority Series 2012 Zero Coupon, 12/15/2041	24,500	9,319,398
Zero Coupon, 12/15/2050	19,675	4,435,548
State of Illinois Series 2010 7.35%, 07/01/2035	6,964	7,393,047
Series 2014 5.00%, 05/01/2029	1,010	1,023,177

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

5.00%, 04/01/2030	$4,165	$4,215,495
Series 2016 5.00%, 02/01/2028	15,000	15,557,346
5.00%, 02/01/2029	13,000	13,475,560
5.00%, 11/01/2032	4,255	4,383,084
Series 2017-D 5.00%, 11/01/2028	13,400	13,972,678
Series 2018-A 5.00%, 10/01/2029	2,115	2,218,918
5.00%, 05/01/2030	4,460	4,663,668
Series 2019-B 4.00%, 11/01/2033	1,500	1,436,207
5.00%, 11/01/2030	5,565	5,878,451
Series 2020-B 5.00%, 10/01/2031	2,085	2,207,645
Village of Antioch IL Special Service Areas No. 1 & 2 Series 2016-A 4.50%, 03/01/2033	8,436	7,650,910
Series 2016-B 7.00%, 03/01/2033	3,782	3,555,358
Village of Pingree Grove IL Special Service Area No. 7 Series 2015 4.50%, 03/01/2025	1,467	1,456,400
5.00%, 03/01/2036	8,950	8,451,654
Series 2015-B 6.00%, 03/01/2036	2,594	2,595,328

		335,843,122

Indiana – 1.4%
City of Valparaiso IN (Green Oaks of Valparaiso LLC) Series 2021 5.375%, 12/01/2041(b)	3,350	2,640,873
Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039(b)	18,845	14,175,190
Indiana Finance Authority (Good Samaritan Hospital Obligated Group) Series 2022 4.00%, 04/01/2038	2,045	1,755,226
4.00%, 04/01/2040	2,215	1,860,832

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Indiana Finance Authority (Greencroft Goshen Obligated Group) Series 2023-2 4.00%, 11/15/2026(f)	$1,000	$950,500
4.00%, 11/15/2027(f)	1,000	931,631
4.00%, 11/15/2030(f)	1,000	876,282
Indiana Finance Authority (Marquette Manor) Series 2015-A 5.00%, 03/01/2039	2,675	2,654,231
Indiana Finance Authority (Ohio Valley Electric Corp.) Series 2020 3.00%, 11/01/2030	6,375	5,673,081
Series 2020-A 3.00%, 11/01/2030	2,690	2,393,818
Series 2021-B 2.50%, 11/01/2030	4,025	3,450,015
Indiana Finance Authority (University of Evansville) Series 2022 5.25%, 09/01/2057	5,000	4,656,890

		42,018,569

Iowa – 0.8%
Iowa Finance Authority (Iowa Fertilizer Co. LLC) Series 2022 5.00%, 12/01/2050	10,000	9,632,806
Iowa Finance Authority (Wesley Retirement Services, Inc. Obligated Group) Series 2021 4.00%, 12/01/2031	2,265	2,050,388
4.00%, 12/01/2041	3,400	2,758,455
4.00%, 12/01/2046	2,275	1,752,888
4.00%, 12/01/2051	4,060	3,026,362
Iowa Higher Education Loan Authority (Simpson College) Series 2020 5.50%, 11/01/2051	5,000	4,664,783

		23,885,682

Kansas – 0.5%
City of Lawrence KS (Lawrence Memorial Hospital/KS) Series 2018 5.00%, 07/01/2043	7,500	7,659,635

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Overland Park Development Corp. (City of Overland Park KS) Series 2019 5.00%, 03/01/2037	$1,000	$964,108
5.00%, 03/01/2039	1,070	1,019,276
5.00%, 03/01/2044	655	611,098
5.00%, 03/01/2049	3,835	3,534,831

		13,788,948

Kentucky – 2.2%
City of Ashland KY (Ashland Hospital Corp. Obligated Group) Series 2019 4.00%, 02/01/2038	745	679,956
City of Henderson KY (Pratt Paper LLC) Series 2022 4.70%, 01/01/2052(b)	7,000	6,173,278
Kentucky Economic Development Finance Authority (CommonSpirit Health) Series 2019-A 5.00%, 08/01/2044(a)	12,150	12,307,202
5.00%, 08/01/2049(a)	2,490	2,502,387
Kentucky Economic Development Finance Authority (Masonic Homes of Kentucky, Inc. Obligated Group) Series 2012 5.375%, 11/15/2042	7,765	6,581,001
5.50%, 11/15/2045	2,350	1,980,704
Series 2016-A 5.00%, 05/15/2046	4,500	3,693,055
5.00%, 05/15/2051	3,500	2,803,995
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) Series 2017-A 5.00%, 06/01/2037	4,045	4,147,583
5.25%, 06/01/2041	3,650	3,716,822
Kentucky Economic Development Finance Authority (Rosedale Green) Series 2015 5.75%, 11/15/2050	2,650	2,257,241

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Kentucky Housing Corp. (Churchill Park LLLP) Series 2022-A 4.65%, 05/01/2025(b)	$1,105	$1,105,158
5.75%, 11/01/2040(b)	5,130	5,133,821
Series 2022-B 6.75%, 11/01/2040(b)	850	850,582
Kentucky Public Energy Authority (Morgan Stanley) Series 2022-A 4.00%, 08/01/2052(a)	10,000	9,719,170
Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group) Series 2020-A 5.00%, 10/01/2038	370	383,609

		64,035,564

Louisiana – 1.0%
Louisiana Local Government Environmental Facilities & Community Development Auth (St. James Place of Baton Rouge) Series 2015-A 6.25%, 11/15/2045	7,625	7,294,080
Louisiana Local Government Environmental Facilities & Community Development Auth (Woman’s Hospital Foundation) Series 2017 5.00%, 10/01/2041	5,000	5,128,409
Louisiana Public Facilities Authority Series 2016 5.00%, 05/15/2047 (Pre-refunded/ETM)	25	26,724
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.) Series 2013-B 10.50%, 07/01/2039(d)(e)	7,250	73
Series 2014-A 8.375%, 07/01/2039(d)(e)	17,000	170
Louisiana Public Facilities Authority (Louisiana State University & Agricultural & Mechanical College Lease) Series 2016-A 5.00%, 07/01/2051(a)	10,000	10,100,864
Parish of St. James LA (NuStar Logistics LP) Series 2020-2 6.35%, 07/01/2040(b)	955	1,020,637

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

St Tammany Parish Finance Authority (Christwood) Series 2015 5.25%, 11/15/2037	$4,600	$4,420,242

		27,991,199

Maine – 0.6%
Finance Authority of Maine (Casella Waste Systems, Inc.) Series 2017 5.25%, 01/01/2025(b)	7,270	7,330,879
Maine Health & Higher Educational Facilities Authority 4.00%, 07/01/2037(a)	1,150	1,125,979
4.00%, 07/01/2038(a)	1,350	1,305,758
4.00%, 07/01/2039(a)	2,000	1,887,092
4.00%, 07/01/2040(a)	1,690	1,564,353
Maine Health & Higher Educational Facilities Authority (MaineHealth Obligated Group) Series 2020-A 4.00%, 07/01/2045(a)	4,215	3,714,824

		16,928,885

Maryland – 2.2%
City of Westminster MD (Lutheran Village at Miller’s Grant, Inc. (The)) Series 2014-A 6.00%, 07/01/2034	1,500	1,517,907
6.125%, 07/01/2039	750	758,657
6.25%, 07/01/2044	2,000	2,022,901
Maryland Economic Development Corp. Series 2020 3.25%, 09/01/2030	500	445,828
Maryland Economic Development Corp. (City of Baltimore MD Port Covington Development District) Series 2020 4.00%, 09/01/2050	1,500	1,183,379
Maryland Health & Higher Educational Facilities Authority (Adventist Healthcare Obligated Group) Series 2021 5.00%, 01/01/2025	475	486,853
5.00%, 01/01/2026	495	511,867
5.00%, 01/01/2027	430	447,760

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

5.00%, 01/01/2028	$300	$314,317
5.00%, 01/01/2029	290	305,196
5.00%, 01/01/2030	285	300,931
5.00%, 01/01/2036	1,790	1,858,584
Maryland Health & Higher Educational Facilities Authority (Meritus Medical Center Obligated Group) Series 2015 5.00%, 07/01/2040	3,500	3,531,005
5.00%, 07/01/2045	1,775	1,778,345
Maryland Stadium Authority (Baltimore City Public School Construction Financing Fund) Series 2020 5.00%, 05/01/2050(a)	45,000	49,313,886

		64,777,416

Massachusetts – 1.5%
Commonwealth of Massachusetts Series 2020-D 4.00%, 11/01/2041(a)	10,630	10,678,034
Massachusetts Development Finance Agency (Emmanuel College/MA) Series 2016-A 5.00%, 10/01/2034	1,135	1,152,051
5.00%, 10/01/2035	3,000	3,036,812
5.00%, 10/01/2043	1,115	1,117,893
Massachusetts Development Finance Agency (Merrimack College) Series 2014 5.125%, 07/01/2044	1,000	1,009,700
Massachusetts Development Finance Agency (NewBridge on the Charles, Inc.) Series 2017 5.00%, 10/01/2037(b)	1,000	1,031,062
Massachusetts Development Finance Agency (Springfield College) Series 2021-B 4.00%, 06/01/2041	1,355	1,224,227

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Massachusetts Development Finance Agency (Wellforce Obligated Group) Series 2019-A 5.00%, 07/01/2036	$3,000	$3,064,843
5.00%, 07/01/2044	4,230	4,234,234
Massachusetts Port Authority Series 2019-A 5.00%, 07/01/2036(a)	4,500	4,779,922
5.00%, 07/01/2037(a)	4,000	4,226,294
5.00%, 07/01/2038(a)	8,100	8,535,417

		44,090,489

Michigan – 1.3%
City of Detroit MI Series 2014-B 4.00%, 04/01/2044	7,000	5,134,240
Series 2018 5.00%, 04/01/2037	1,700	1,725,881
Grand Rapids Economic Development Corp. (Beacon Hill at Eastgate) Series 2017-A 5.00%, 11/01/2047	1,060	868,395
5.00%, 11/01/2052	1,185	942,707
Michigan Finance Authority Series 2016 5.00%, 12/01/2045 (Pre-refunded/ETM)	45	48,372
Michigan Finance Authority (Great Lakes Water Authority Sewage Disposal System Revenue) Series 2014-C6 5.00%, 07/01/2033	2,750	2,821,293
Michigan Finance Authority (Great Lakes Water Authority Water Supply System Revenue) Series 2014-D4 5.00%, 07/01/2029	1,400	1,441,751
5.00%, 07/01/2030	1,000	1,029,510
Michigan Finance Authority (Lawrence Technological University Obligated Group) Series 2022 4.00%, 02/01/2027	185	179,089
4.00%, 02/01/2032	285	264,984
4.00%, 02/01/2042	745	619,093

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Michigan Finance Authority (Michigan Finance Authority Tobacco Settlement Revenue) Series 2020-B Zero Coupon, 06/01/2065	$16,250	$1,373,042
Michigan Finance Authority (Public Lighting Authority) Series 2014-B 5.00%, 07/01/2039	13,580	13,644,432
5.00%, 07/01/2044	1,200	1,203,203
Michigan Tobacco Settlement Finance Authority (Tobacco Settlement Financing Corp./MI) Series 2008-C Zero Coupon, 06/01/2058	164,100	7,343,376

		38,639,368

Minnesota – 0.5%
City of Apple Valley MN (PHS Apple Valley Senior Housing, Inc.) Series 2021 4.00%, 09/01/2051	230	181,835
4.00%, 09/01/2061	870	654,995
City of Minneapolis MN (Fairview Health Services Obligated Group) Series 2018-A 5.00%, 11/15/2049(a)	10,250	10,466,296
Duluth Economic Development Authority (Benedictine Health System Obligated Group) Series 2021 4.00%, 07/01/2036	1,000	851,761
4.00%, 07/01/2041	830	668,728
Housing & Redevelopment Authority of The City of St. Paul Minnesota (Minnesota Math & Science Academy) Series 2021 4.00%, 06/01/2041(b)	1,000	758,943
4.00%, 06/01/2051(b)	1,000	682,375
4.00%, 06/01/2056(b)	1,000	660,513

		14,925,446

Mississippi – 0.5%
Mississippi Business Finance Corp. (Enviva, Inc.) Series 2022 7.75%, 07/15/2047	1,000	1,003,100

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Mississippi Development Bank (Magnolia Regional Health Center) Series 2021 4.00%, 10/01/2041(b)	$1,000	$824,151
5.00%, 10/01/2031(b)	2,850	3,032,082
Mississippi Hospital Equipment & Facilities Authority (Baptist Memorial Health Care Obligated Group) Series 2016-A 5.00%, 09/01/2036	6,400	6,472,087
5.00%, 09/01/2046	2,285	2,257,305
Mississippi Hospital Equipment & Facilities Authority (Forrest General Hospital, Inc.) Series 2019 4.00%, 01/01/2037	465	456,502
5.00%, 01/01/2035	750	795,331

		14,840,558

Missouri – 0.8%
Cape Girardeau County Industrial Development Authority (SoutheastHEALTH Obligated Group) Series 2017-A 5.00%, 03/01/2036	1,825	1,862,615
I-470 Western Gateway Transportation Development District (I-470 Western Gateway Transportation Development District Sales Tax) Series 2019-A 5.25%, 12/01/2048(b)	5,000	4,916,435
Kansas City Industrial Development Authority Series 2019 5.00%, 07/01/2040(b)	1,855	1,574,515
Kansas City Industrial Development Authority (Kansas City United Methodist Retirement Home Obligated Group) Series 2021-A 10.00%, 11/15/2037	804	699,030
Series 2021-C 7.50%, 11/15/2046	643	495,848
Kansas City Industrial Development Authority (Kingswood Senior Living Community) Series 2021 2.00%, 11/15/2046	1,165	55,231
5.00%, 11/15/2046	2,610	1,971,065

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Lee’s Summit Industrial Development Authority (John Knox Village Obligated Group) Series 2016-A 5.00%, 08/15/2036	$2,000	$1,841,099
5.00%, 08/15/2046	5,585	4,794,832
5.00%, 08/15/2051	2,415	2,031,203
Series 2021-A 5.00%, 08/15/2056	5,000	4,131,210

		24,373,083

Nebraska – 0.9%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The)) Series 2017-A 5.00%, 09/01/2032	10,730	11,458,776
5.00%, 09/01/2042(a)	14,215	14,704,474

		26,163,250

Nevada – 0.3%
City of Reno NV (County of Washoe NV Sales Tax Revenue) Series 2018-C Zero Coupon, 07/01/2058(b)	10,500	1,233,826
City of Sparks NV (City of Sparks NV Sales Tax) Series 2019-A 2.75%, 06/15/2028(b)	2,550	2,258,307
Las Vegas Redevelopment Agency Series 2016 5.00%, 06/15/2045	3,000	3,057,353
State of Nevada Department of Business & Industry (Fulcrum Sierra Biofuels LLC) Series 2018 6.95%, 02/15/2038(b)	1,635	1,456,345

		8,005,831

New Hampshire – 1.8%
New Hampshire Business Finance Authority National Finance Authority Series 2020-1, Class A 4.125%, 01/20/2034	12,317	11,873,321
Series 2022-1, Class A 4.375%, 09/20/2036	16,913	16,184,801
Series 2022-2 0.35%, 09/20/2036	11,000	264,957

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2022-2, Class A 4.00%, 10/20/2036	$9,980	$9,195,180
Series 2022-2, Class X 0.688%, 10/01/2036(c)	10,000	514,154
New Hampshire Business Finance Authority (Covanta Holding Corp.) Series 2020-A 3.625%, 07/01/2043(b)	1,240	984,844
Series 2020-B 3.75%, 07/01/2045(b)	2,475	2,000,400
New Hampshire Health and Education Facilities Authority Act (Dartmouth-Hitchcock Obligated Group) Series 2020-A 5.00%, 08/01/2059	10,920	11,341,677

		52,359,334

New Jersey – 5.2%
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) Series 2014 5.00%, 06/15/2040	2,845	2,869,186
Series 2015-W 5.25%, 06/15/2040	4,725	4,824,822
Series 2019 5.25%, 04/01/2028	2,720	2,987,327
New Jersey Economic Development Authority (NYNJ Link Borrower LLC) Series 2013 5.125%, 01/01/2034	9,780	9,796,537
New Jersey Economic Development Authority (Port Newark Container Terminal LLC) Series 2017 5.00%, 10/01/2037	2,000	2,012,648
5.00%, 10/01/2047	8,750	8,566,627
New Jersey Economic Development Authority (UMM Energy Partners LLC) Series 2012-A 5.125%, 06/15/2043	7,515	7,515,581

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

New Jersey Economic Development Authority (United Airlines, Inc.) Series 2012 5.25%, 09/15/2029	$4,140	$4,151,771
Series 2014-B 5.625%, 11/15/2030	4,525	4,550,724
New Jersey Educational Facilities Authority (Stevens Institute of Technology International, Inc.) Series 2020-A 4.00%, 07/01/2050	1,195	1,040,608
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2028	13,615	14,367,038
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2013-A 5.00%, 06/15/2036	5,000	5,024,180
Series 2015-A 5.00%, 06/15/2045	1,000	1,009,225
Series 2018-A 5.00%, 12/15/2033(a)	12,240	13,128,204
5.00%, 12/15/2035(a)	6,545	6,893,189
Series 2019-B 4.00%, 06/15/2037	930	903,721
South Jersey Transportation Authority Series 2014-A 5.00%, 11/01/2039	3,515	3,573,674
Tobacco Settlement Financing Corp./NJ Series 2018-B 5.00%, 06/01/2046	60,055	58,041,368

		151,256,430

New Mexico – 0.1%
New Mexico Hospital Equipment Loan Council (Haverland Carter Lifestyle Obligated Group) Series 2019 5.00%, 07/01/2039	445	387,226
5.00%, 07/01/2049	3,935	3,184,108

		3,571,334

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

New York – 7.0%
Build NYC Resource Corp. (Albert Einstein College of Medicine, Inc.) Series 2016 5.50%, 09/01/2045(b)	$4,415	$4,435,897
Build NYC Resource Corp. (Integration Charter Schools) Series 2021 5.00%, 06/01/2056(b)	2,050	1,776,548
Build NYC Resource Corp. (Metropolitan College of New York) Series 2014 5.00%, 11/01/2039	7,050	6,489,747
5.50%, 11/01/2044	2,875	2,724,291
Jefferson County Industrial Development Agency (ReEnergy Black River LLC) Series 2015 12.00%, 07/01/2034(g)	5,000	250,000
Metropolitan Transportation Authority Series 2013-A 5.00%, 11/15/2023	2,130	2,146,900
Series 2015-A 5.00%, 11/15/2045	4,830	4,736,713
Series 2016-A 5.00%, 11/15/2032	1,295	1,320,014
Series 2016-B 5.00%, 11/15/2025	635	655,773
5.00%, 11/15/2037	13,265	13,431,477
Series 2016-D 5.00%, 11/15/2027	4,630	4,821,696
Series 2017-C 5.00%, 11/15/2028	1,650	1,712,071
Series 2020-C 4.75%, 11/15/2045	2,000	1,944,340
Series 2020-D 4.00%, 11/15/2048	10,000	8,363,498
5.00%, 11/15/2043	4,000	3,940,616
Series 2020-E 4.00%, 11/15/2045	2,000	1,698,559
Monroe County Industrial Development Corp./NY (St Ann’s of Greater Rochester Obligated Group) Series 2019 5.00%, 01/01/2050	3,150	2,488,002

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Nassau County Industrial Development Agency (Amsterdam House Continuing Care Retirement Community, Inc.) Series 2021 5.00%, 01/01/2058	$7,315	$3,593,083
9.00%, 01/01/2041(b)	3,660	3,046,910
New York City Housing Development Corp. Series 2020 2.55%, 08/01/2040	1,355	1,005,230
New York City NY Transitional 5.00%, 02/01/2032(a)	8,640	8,668,581
New York Counties Tobacco Trust V Series 2005 Zero Coupon, 06/01/2050	51,990	6,813,945
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2022 4.00%, 03/15/2040(a)	10,000	9,900,692
Series 2022-A 4.00%, 03/15/2040(a)	10,000	9,900,692
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2020 5.00%, 10/01/2035	2,500	2,519,163
New York Transportation Development Corp. (JFK International Air Terminal LLC) Series 2022 5.00%, 12/01/2038	3,000	3,021,049
5.00%, 12/01/2040	1,000	995,275
New York Transportation Development Corp. (Laguardia Gateway Partners LLC) Series 2016-A 5.00%, 07/01/2041	17,110	17,144,660
5.25%, 01/01/2050	8,000	8,024,298
Orange County Funding Corp. (The Hamlet at Wallkill) Series 2013 6.50%, 01/01/2046	5,865	4,711,377
Triborough Bridge & Tunnel Authority 5.25%, 05/15/2057(a)	10,000	10,938,185

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021-B 5.50%, 11/15/2057(a)	$10,000	$11,313,105
Series 2022 5.00%, 05/15/2052(a)	13,000	14,475,358
Series 2022-C 5.25%, 05/15/2052(a)	5,000	5,489,694
Ulster County Capital Resource Corp. (Woodland Pond at New Paltz) Series 2017 5.00%, 09/15/2037	4,270	3,473,646
5.25%, 09/15/2042	1,795	1,428,586
5.25%, 09/15/2047	3,080	2,349,548
5.25%, 09/15/2053	6,635	4,881,016
Westchester County Local Development Corp. (Purchase Senior Learning Community Obligated Group) Series 2021 2.875%, 07/01/2026(b)	7,650	7,371,632
Western Regional Off-Track Betting Corp. Series 2021 4.125%, 12/01/2041(b)	1,650	1,245,170

		205,247,037

North Carolina – 0.2%
Fayetteville State University Series 2023 5.00%, 04/01/2033(b)(f)	710	758,684
5.00%, 04/01/2035(b)(f)	830	876,975
5.00%, 04/01/2039(b)(f)	1,120	1,165,157
5.00%, 04/01/2041(b)(f)	1,290	1,335,581
5.00%, 04/01/2043(b)(f)	1,480	1,528,594
North Carolina Medical Care Commission (Pennybyrn at Maryfield) Series 2015 5.00%, 10/01/2035	1,625	1,591,752

		7,256,743

North Dakota – 0.2%
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 6.625%, 12/15/2031(b)	1,550	924,574
7.00%, 12/15/2043(b)	1,610	904,821

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

County of Ward ND (Trinity Health Obligated Group) Series 2017-C 5.00%, 06/01/2043	$5,000	$4,520,413

		6,349,808

Ohio – 4.8%
Buckeye Tobacco Settlement Financing Authority Series 2020-B Zero Coupon, 06/01/2057	36,605	4,278,912
5.00%, 06/01/2055	83,640	76,633,201
City of Middleburg Heights OH (Southwest General Health Center Obligated Group) Series 2021 5.00%, 08/01/2032	1,000	1,089,231
5.00%, 08/01/2033	800	867,712
5.00%, 08/01/2034	1,000	1,078,792
County of Cuyahoga OH (MetroHealth System (The)) Series 2017 5.00%, 02/15/2042	21,160	21,430,895
5.00%, 02/15/2052	2,500	2,501,174
5.25%, 02/15/2047	7,325	7,371,490
County of Franklin OH (First Community Village Obligated Group) Series 2019 5.00%, 07/01/2049	2,840	2,376,078
County of Marion OH (United Church Homes, Inc. Obligated Group) Series 2019 5.00%, 12/01/2039	565	516,557
5.125%, 12/01/2049	690	604,798
County of Montgomery OH (Trousdale Foundation Obligated Group) Series 2018-A 6.25%, 04/01/2049(b)(d)(e)	5,215	1,960,840
County of Washington OH (Marietta Area Health Care, Inc. Obligated Group) Series 2022 6.625%, 12/01/2042	1,000	992,971
6.75%, 12/01/2052	10,000	9,866,459

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Jefferson County Port Authority/OH (JSW Steel USA Ohio, Inc.) Series 2021 3.50%, 12/01/2051(b)	$3,700	$2,535,900
Ohio Air Quality Development Authority (Pratt Paper OH, Inc.) Series 2017 4.25%, 01/15/2038(b)	1,540	1,430,784
Port of Greater Cincinnati Development Authority Series 2021 4.375%, 06/15/2056	1,000	919,724
Toledo-Lucas County Port Authority (ParkUToledo Inc) Series 2021 4.00%, 01/01/2057	7,065	5,215,821

		141,671,339

Oklahoma – 1.4%
Norman Regional Hospital Authority (Norman Regional Hospital Authority Obligated Group) Series 2019 3.25%, 09/01/2038	2,545	2,018,015
3.25%, 09/01/2039	1,000	779,972
Oklahoma Development Finance Authority (Oklahoma City University Obligated Group) Series 2019 5.00%, 08/01/2044	4,525	4,413,665
5.00%, 08/01/2049	4,520	4,339,469
Oklahoma Development Finance Authority (OU Medicine Obligated Group) Series 2018-B 5.00%, 08/15/2033	3,165	3,024,638
5.50%, 08/15/2052	5,000	4,581,540
5.50%, 08/15/2057	11,290	10,233,073
Series 2022-A 5.50%, 08/15/2044	10,000	9,419,885
Tulsa Authority for Economic Opportunity (Tulsa Authority for Economic Opportunity Increment District No. 8) Series 2021 4.375%, 12/01/2041(b)	1,980	1,600,797

		40,411,054

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Oregon – 0.3%
Clackamas County Hospital Facility Authority (Rose Villa, Inc. Obligated Group) Series 2020-A 5.25%, 11/15/2050	$1,000	$884,170
Hospital Facilities Authority of Multnomah County Oregon (Mirabella at South Waterfront) Series 2014-A 5.40%, 10/01/2044	2,750	2,677,592
5.50%, 10/01/2049	5,650	5,510,306
Yamhill County Hospital Authority (Friendsview Manor Obligated Group) Series 2021-B 1.75%, 11/15/2026	340	313,341

		9,385,409

Pennsylvania – 3.8%
Allentown Neighborhood Improvement Zone Development Authority Series 2017 5.00%, 05/01/2042(b)	3,070	2,777,616
Series 2018 5.00%, 05/01/2042(b)	2,325	2,103,569
Berks County Industrial Development Authority (Tower Health Obligated Group) Series 2017 5.00%, 11/01/2047	1,800	1,219,554
Berks County Municipal Authority (The) (Tower Health Obligated Group) Series 2020-B 5.00%, 02/01/2040	6,000	5,596,392
Bucks County Industrial Development Authority (Grand View Hospital/Sellersville PA Obligated Group) Series 2021 4.00%, 07/01/2051	5,000	3,641,052
Chester County Industrial Development Authority (Collegium Charter School) Series 2022 5.625%, 10/15/2042(b)	2,750	2,649,526

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Crawford County Hospital Authority (Meadville Medical Center Obligated Group) Series 2016-A 6.00%, 06/01/2046	$7,950	$8,095,622
6.00%, 06/01/2051	3,715	3,758,138
Cumberland County Municipal Authority (Asbury Pennsylvania Obligated Group) Series 2019 5.00%, 01/01/2045	1,185	1,073,212
Cumberland County Municipal Authority (Penn State Health Obligated Group) Series 2019 4.00%, 11/01/2036	865	858,079
Geisinger Authority (Geisinger Health System Obligated Group) Series 2020 5.00%, 04/01/2043(a)	2,000	2,178,308
Geisinger Pennsylvania Authority Health System 5.00%, 04/01/2050(a)	8,000	8,159,436
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group) Series 2017 5.00%, 07/01/2032	1,000	1,032,625
Lancaster County Hospital Authority/PA (St Anne’s Retirement Community Obligated Group) Series 2020 5.00%, 03/01/2040	1,000	876,764
5.00%, 03/01/2045	500	421,682
Montgomery County Higher Education and Health Authority (Thomas Jefferson University Obligated Group) Series 2022 5.00%, 05/01/2057(a)	10,000	10,002,913
Moon Industrial Development Authority (Baptist Homes Society) Series 2015 6.00%, 07/01/2045	18,125	15,482,194

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Pennsylvania Economic Development Financing Authority (Covanta Holding Corp.) Series 2019 3.25%, 08/01/2039(b)	$1,640	$1,240,656
Pennsylvania Economic Development Financing Authority (Iron Cumberland LLC) Series 2022 7.00%, 12/01/2029	11,500	11,154,937
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 12/31/2034	2,110	2,138,138
Pennsylvania Turnpike Commission Series 2017-B 5.00%, 06/01/2036	2,010	2,093,372
Philadelphia Authority for Industrial Development (Greater Philadelphia Health Action, Inc.) Series 2015-A 6.375%, 06/01/2040	1,300	1,271,223
6.50%, 06/01/2045	2,390	2,351,193
6.625%, 06/01/2050	3,870	3,838,544
Philadelphia Authority for Industrial Development (MaST Community Charter School III) Series 2021 5.00%, 08/01/2050	2,240	2,215,112
5.00%, 08/01/2054	1,585	1,544,209
Scranton-Lackawanna Health and Welfare Authority (Scranton Parking System Concession Project) Series 2016-A 5.00%, 01/01/2051(b)	6,920	4,270,055
5.00%, 01/01/2057(b)	5,475	3,261,258
Series 2016-B 6.08%, 01/01/2026(b)	495	471,621
Series 2016-C Zero Coupon, 01/01/2036(b)	3,010	943,437
Series 2016-D Zero Coupon, 01/01/2057(h)	59,415	3,564,900

		110,285,337

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Puerto Rico – 13.0%
Children’s Trust Fund Series 2005-A Zero Coupon, 05/15/2050	$3,830	$663,745
Series 2008-A Zero Coupon, 05/15/2057	70,000	4,626,160
Series 2008-B Zero Coupon, 05/15/2057	445,000	23,087,401
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2024	872	800,809
Zero Coupon, 07/01/2033	21,858	11,961,140
4.00%, 07/01/2033	32,493	28,241,326
4.00%, 07/01/2035	6,453	5,487,679
4.00%, 07/01/2037	2,012	1,675,947
4.00%, 07/01/2041	2,735	2,190,148
4.00%, 07/01/2046	2,844	2,187,741
5.25%, 07/01/2023	1,456	1,462,185
5.375%, 07/01/2025	4,904	4,971,260
5.625%, 07/01/2027	5,694	5,824,690
5.625%, 07/01/2029	7,607	7,784,902
5.75%, 07/01/2031	5,122	5,250,383
Series 2022-A 5.068%, 11/01/2051	16,150	7,206,937
Series 2022-C 0.00%, 11/01/2043	30,439	13,849,766
GDB Debt Recovery Authority of Puerto Rico Series 2018 7.50%, 08/20/2040	4,726	3,946,209
PR Custodial Trust Series 2022 5.50%, 07/01/2029	307	313,395
Puerto Rico Commonwealth Aqueduct & Sewer Authority Series 2008-A 6.125%, 07/01/2024	1,740	1,774,510
Series 2020-A 4.00%, 07/01/2023(b)	3,000	2,996,833
5.00%, 07/01/2025(b)	5,000	5,056,441
5.00%, 07/01/2030(b)	10,000	10,093,801
5.00%, 07/01/2047(b)	10,000	9,561,575
Series 2021-B 4.00%, 07/01/2042(b)	3,765	3,179,486
4.00%, 07/01/2047(b)	1,975	1,619,358
5.00%, 07/01/2025(b)	3,505	3,544,565
5.00%, 07/01/2028(b)	2,550	2,577,095

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

5.00%, 07/01/2029(b)	$3,850	$3,888,116
5.00%, 07/01/2033(b)	2,835	2,840,765
5.00%, 07/01/2037(b)	2,530	2,485,207
Series 2022-A 4.00%, 07/01/2047(b)	3,230	2,648,367
5.00%, 07/01/2033(b)	10,000	10,021,209
5.00%, 07/01/2037(b)	10,000	9,822,953
Puerto Rico Electric Power Authority Series 2007-T 5.00%, 07/01/2032(d)(e)	7,425	5,475,937
5.00%, 07/01/2037(d)(e)	10,045	7,408,187
Series 2008-W 5.00%, 07/01/2028(d)(e)	7,285	5,372,688
Series 2008-WW 5.375%, 07/01/2024(d)(e)	3,700	2,742,625
Series 2010-A 5.25%, 07/01/2029(d)(e)	2,370	1,753,800
5.25%, 07/01/2030(d)(e)	390	288,600
Series 2010-C 5.00%, 07/01/2024(d)(e)	1,530	1,128,375
5.25%, 07/01/2027(d)(e)	2,000	1,480,000
5.25%, 07/01/2028(d)(e)	5,255	3,888,700
Series 2010-DDD 5.00%, 07/01/2020(e)(i)	1,660	1,220,100
5.00%, 07/01/2021(e)(i)	920	676,200
5.00%, 07/01/2022(e)(i)	610	448,350
Series 2010-X 5.25%, 07/01/2027(d)(e)	3,725	2,756,500
5.25%, 07/01/2040(d)(e)	10,035	7,425,900
5.75%, 07/01/2036(d)(e)	1,000	747,500
Series 2010-ZZ 5.25%, 07/01/2019(e)(i)	1,715	1,264,813
5.25%, 07/01/2022(e)(i)	1,565	1,154,188
5.25%, 07/01/2024(d)(e)	1,570	1,161,800
5.25%, 07/01/2025(d)(e)	440	325,600
Series 2012-A 5.00%, 07/01/2029(d)(e)	3,345	2,466,938
5.00%, 07/01/2042(d)(e)	200	147,500
AGM Series 2007-V 5.25%, 07/01/2031	14,090	14,083,066
NATL Series 2007-V 5.25%, 07/01/2029	215	215,573
Puerto Rico Highway & Transportation Authority AGC Series 2005-L 5.25%, 07/01/2041	4,260	4,206,300

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

AGC Series 2007-C 5.50%, 07/01/2031	$655	$665,886
AGC Series 2007-N 5.25%, 07/01/2036	3,560	3,521,620
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	14,580	15,102,944
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2024	138	128,137
Zero Coupon, 07/01/2027	383	308,214
Zero Coupon, 07/01/2029	1,519	1,103,183
Zero Coupon, 07/01/2046	53,618	13,446,059
Series 2019-A 4.329%, 07/01/2040	21,770	19,667,464
4.55%, 07/01/2040	2,637	2,449,326
5.00%, 07/01/2058	57,481	54,394,885

		382,269,062

Rhode Island – 0.2%
Rhode Island Health and Educational Building Corp. (Lifespan Obligated Group) Series 2016 5.00%, 05/15/2031	1,795	1,830,740
5.00%, 05/15/2032	1,890	1,923,271
5.00%, 05/15/2033	1,000	1,015,902
5.00%, 05/15/2034	1,600	1,620,944

		6,390,857

South Carolina – 1.4%
Columbia Housing Authority/SC Series 2022 4.80%, 11/01/2024	2,975	2,887,635
5.26%, 11/01/2032	500	484,589
5.41%, 11/01/2039	7,515	7,116,190
6.28%, 11/01/2039	330	311,529
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.25%, 06/01/2040(b)	3,115	2,338,428
6.50%, 06/01/2051(b)	3,175	2,271,670

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

South Carolina Jobs-Economic Development Authority (PSG Patriot’s Place Apartments LLC) Series 2022 Zero Coupon, 06/01/2052	$6,215	$4,148,317
South Carolina Public Service Authority Series 2022 3.00%, 12/01/2043	1,606	1,222,692
4.00%, 12/01/2046	5,500	4,864,545
4.00%, 12/01/2049	14,178	12,310,032
4.00%, 12/01/2050	4,047	3,498,228

		41,453,855

South Dakota – 0.1%
County of Lincoln SD (Augustana College Association (The)) Series 2021 4.00%, 08/01/2041	835	710,600
4.00%, 08/01/2051	3,620	2,863,097

		3,573,697

Tennessee – 1.4%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.125%, 12/01/2042(b)	19,305	17,674,697
Chattanooga Health Educational & Housing Facility Board (CommonSpirit Health) Series 2019-A 4.00%, 08/01/2037	805	750,376
Knox County Industrial Development Board (Tompaul Knoxville LLC) Series 2022 9.25%, 11/01/2042(b)(f)	2,350	2,352,370
9.50%, 09/01/2052(b)(f)	6,600	6,606,215
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Trevecca Nazarene University) Series 2021 4.00%, 10/01/2051	1,000	797,769
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Trousdale Foundation Obligated Group) Series 2018 7.50%, 04/01/2049(b)(d)(e)	100	6,500

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2018-A 6.25%, 04/01/2049(b)(d)(e)	$4,465	$1,678,840
Metropolitan Government Nashville & Davidson County Industrial Development Board (South Nashville Central Business Improvement District) Series 2021 4.00%, 06/01/2051(b)	1,300	1,008,789
Shelby County Health Educational & Housing Facilities Board (Trezevant Episcopal Home (The)) Series 2013-A 5.375%, 09/01/2041	1,020	853,724
Shelby County Health Educational & Housing Facilities Board (Village at Germantown, Inc.) Series 2014 5.25%, 12/01/2044	1,075	1,047,636
5.25%, 12/01/2049	3,250	3,114,391
Wilson County Health & Educational Facilities Board Series 2021 4.00%, 12/01/2039	5,800	4,360,565

		40,251,872

Texas – 7.4%
Abilene Convention Center Hotel Development Corp. (City of Abilene TX Abilene Convention Center Revenue) Series 2021-A 4.00%, 10/01/2050	2,895	2,377,748
Series 2021-B 5.00%, 10/01/2050(b)	4,250	3,575,118
Arlington Higher Education Finance Corp. (Uplift Education) Series 2016-A 5.00%, 12/01/2046	2,175	2,183,750
Arlington Higher Education Finance Corp. (Wayside Schools) Series 2021-A 4.00%, 08/15/2041	610	490,413
Baytown Municipal Development District (Baytown Municipal Development District Hotel Occupancy Tax) Series 2021 5.00%, 10/01/2050(b)	6,205	5,106,646

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Board of Managers Joint Guadalupe County-City of Seguin Hospital Series 2015 5.00%, 12/01/2040	$1,500	$1,477,222
Brazoria County Industrial Development Corp. (Aleon Renewable Metals LLC) Series 2022 10.00%, 06/01/2042(b)	8,500	8,300,878
City of Dallas Housing Finance Corp. Series 2022 Zero Coupon, 12/01/2062(f)	69,320	4,487,534
6.00%, 12/01/2062(f)	8,080	7,959,497
City of Houston TX (City of Houston TX Hotel Occupancy Tax) Series 2015 5.00%, 09/01/2040	4,715	4,776,161
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2014 5.00%, 07/01/2029	12,845	12,865,716
Series 2015-B 5.00%, 07/15/2030	3,155	3,172,502
5.00%, 07/15/2035	1,500	1,475,103
Clifton Higher Education Finance Corp. (IDEA Public Schools) Series 2012 5.00%, 08/15/2042	2,470	2,471,839
Series 2013 6.00%, 08/15/2043	1,000	1,015,097
Conroe Local Government Corp. (Conroe Local Government Corp. Conroe Convention Center Hotel) Series 2021 4.00%, 10/01/2046	1,160	1,086,973
Dallas County Flood Control District No. 1 Series 2015 5.00%, 04/01/2032(b)	2,000	1,982,397
Decatur Hospital Authority (Wise Regional Health System) Series 2014-A 5.25%, 09/01/2044	6,300	6,340,198
El Paso County Hospital District Series 2017 5.00%, 08/15/2033	3,940	4,070,566

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Harris County Cultural Education Facilities Finance Corp. (Memorial Hermann Health System Obligated Group) Series 2022 5.00%, 07/01/2052(a)	$10,000	$10,294,635
Hidalgo County Regional Mobility Authority Series 2022-B Zero Coupon, 12/01/2043	2,965	885,659
Zero Coupon, 12/01/2055	5,000	658,283
Zero Coupon, 12/01/2056	3,325	410,314
Irving Hospital Authority (Baylor Medical Center at Irving) Series 2017-A 5.00%, 10/15/2033	1,055	1,094,943
5.00%, 10/15/2034	1,665	1,722,148
5.00%, 10/15/2037	2,765	2,834,664
5.00%, 10/15/2038	2,615	2,676,729
5.00%, 10/15/2039	2,840	2,901,167
5.00%, 10/15/2044	5,375	5,452,080
Kerrville Health Facilities Development Corp. (Sid Peterson Memorial Hospital) Series 2015 5.00%, 08/15/2035	1,800	1,841,605
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(b)	15,000	14,507,844
New Hope Cultural Education Facilities Finance Corp. (BSPV – Plano LLC) Series 2019 7.25%, 12/01/2053(d)(e)	4,145	3,730,500
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc. Obligated Group) Series 2021 2.00%, 11/15/2061	9,306	4,283,430
7.50%, 11/15/2036	2,265	1,938,543
7.50%, 11/15/2037	365	297,567
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village) Series 2017 5.00%, 01/01/2037	2,285	2,191,219
5.00%, 01/01/2042	7,485	6,953,965

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries Obligated Group) Series 2020 5.00%, 01/01/2055	$1,680	$1,378,665
Series 2022 4.00%, 01/01/2047	1,300	924,367
4.25%, 01/01/2057	5,000	3,394,323
New Hope Cultural Education Facilities Finance Corp. (Outlook at Windhaven Forefront Living Obligated Group) Series 2022 6.875%, 10/01/2057	5,000	4,714,229
New Hope Cultural Education Facilities Finance Corp. (Wesleyan Homes Obligated Group) Series 2019 5.00%, 01/01/2055	2,200	1,603,525
New Hope Cultural Education Facilities Finance Corp. (Westminster Manor) Series 2016 5.00%, 11/01/2040	1,000	985,993
Newark Higher Education Finance Corp. (TLC Academy) Series 2021-A 4.00%, 08/15/2051	1,275	939,839
North East Texas Regional Mobility Authority Series 2016 5.00%, 01/01/2046	15,170	15,152,996
Port Beaumont Navigation District (Jefferson Railport Terminal II LLC) Series 2020 4.00%, 01/01/2050(b)	1,460	1,071,439
Series 2021 2.75%, 01/01/2036(b)	1,750	1,258,801
2.875%, 01/01/2041(b)	2,000	1,332,880
Red River Education Finance Corp. (St. Edward’s University, Inc.) Series 2016 5.00%, 06/01/2046	1,090	1,098,407
Sanger Industrial Development Corp. (Texas Pellets, Inc.) Series 2012-B 8.00%, 07/01/2038(d)(e)	5,720	1,430,000

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Tarrant County Cultural Education Facilities Finance Corp. (Edgemere Retirement Senior Quality Lifestyles Corp.) Series 2015-A 5.00%, 11/15/2045(d)(e)	$2,585	$1,034,000
Series 2015-B 5.00%, 11/15/2036(d)(e)	1,125	450,000
Series 2017 5.25%, 11/15/2047(d)(e)	845	338,000
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way) Series 2020-A 5.75%, 12/01/2054	16,668	11,706,802
Tarrant County Cultural Education Facilities Finance Corp. (Trinity Terrace Project) Series 2014-A1 5.00%, 10/01/2044	1,335	1,336,759
5.00%, 10/01/2049	2,625	2,616,980
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC) Series 2019 5.00%, 06/30/2058	23,230	22,962,330
Uptown Development Authority Series 2017-A 5.00%, 09/01/2040	1,985	1,996,278

		217,617,266

Utah – 0.5%
County of Utah UT (IHC Health Services, Inc. Obligated Group) Series 2020-I 5.00%, 05/15/2043(a)	5,000	5,341,686
5.00%, 05/15/2050(a)	8,000	8,279,032
Military Installation Development Authority Series 2021-A 4.00%, 06/01/2052	3,000	2,186,384

		15,807,102

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Virginia – 2.6%
Align Affordable Housing Bond Fund LP (Park Landing LP) Series 2022-2 5.66%, 08/01/2052	$3,226	$2,924,857
Lexington Industrial Development Authority (Kendal at Lexington) Series 2017-A 5.00%, 01/01/2042	690	712,021
5.00%, 01/01/2048	1,250	1,289,892
Richmond Redevelopment & Housing Authority (American Tobacco Holdings LLC) Series 2017 5.55%, 01/01/2037(b)	1,275	1,146,896
Tobacco Settlement Financing Corp./VA Series 2007-B1 5.00%, 06/01/2047	30,935	28,827,785
Virginia College Building Authority (Marymount University) Series 2015 5.00%, 07/01/2045(b)	4,000	3,845,137
Series 2015-A 5.00%, 07/01/2035(b)	1,200	1,205,134
5.00%, 07/01/2045(b)	3,110	2,989,436
Virginia Small Business Financing Authority (95 Express Lanes LLC) Series 2022 4.00%, 01/01/2048	7,000	5,833,577
Virginia Small Business Financing Authority (I-66 Express Mobility Partners LLC) Series 2017 5.00%, 12/31/2049	11,275	11,275,408
Virginia Small Business Financing Authority (Total Fiber Recovery @ Chesapeake LLC) Series 2022 6.50%, 06/01/2029(b)	8,500	8,140,413
8.50%, 06/01/2042(b)	10,000	9,260,675

		77,451,231

Washington – 2.4%
King County Public Hospital District No. 4 Series 2015-A 5.00%, 12/01/2038	5,700	5,601,283

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Port of Seattle WA Series 2019 5.00%, 04/01/2044(a)	$10,000	$10,255,599
Washington Health Care Facilities Authority 5.00%, 09/01/2055(a)	10,000	10,195,137
Series 2019-A 5.00%, 08/01/2049(a)	1,500	1,507,462
Washington Health Care Facilities Authority (CommonSpirit Health) Series 2019-A 5.00%, 08/01/2039(a)	1,000	1,031,213
5.00%, 08/01/2044(a)	4,485	4,543,029
Washington Health Care Facilities Authority (Overlake Hospital Medical Center Obligated Group) Series 2017-B 5.00%, 07/01/2033	2,835	2,988,650
Washington Health Care Facilities Authority (Seattle Cancer Care Alliance Obligated Group) Series 2021 3.00%, 12/01/2035(b)	440	380,773
Washington State Convention Center Public Facilities District (Washington State Convention Center Public Facilities District Hotel Occupancy Tax) Series 2021 4.00%, 07/01/2031	10,600	9,559,093
Washington State Housing Finance Commission Series 2021-1, Class A 3.50%, 12/20/2035	9,931	8,901,390
Series 2021-1, Class X 0.726%, 12/20/2035(c)	7,847	405,293
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2016 5.00%, 01/01/2036(b)	2,200	1,944,005
5.00%, 01/01/2046(b)	4,425	3,609,679
Series 2019-A 5.00%, 01/01/2044(b)	440	362,614
5.00%, 01/01/2049(b)	275	219,140

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Washington State Housing Finance Commission (Riverview Retirement Community Obligated Group) Series 2012 5.00%, 01/01/2048	$5,315	$4,762,830
Washington State Housing Finance Commission (Rockwood Retirement Communities) Series 2014-A 7.375%, 01/01/2044(b)	4,185	4,197,771

		70,464,961

West Virginia – 0.3%
City of South Charleston WV (City of South Charleston WV South Charleston Park Place Excise Tax District) Series 2022 4.50%, 06/01/2050(b)	1,000	754,562
Monongalia County Commission Excise Tax District Series 2021-A 4.125%, 06/01/2043(b)	2,250	1,962,692
West Virginia Economic Development Authority (Arch Resources, Inc.) Series 2021 4.125%, 07/01/2045	1,990	1,939,820
West Virginia Hospital Finance Authority (Charleston Area Medical Center, Inc. Obligated Group) Series 2019 5.00%, 09/01/2038	2,470	2,536,625
5.00%, 09/01/2039	1,400	1,440,868

		8,634,567

Wisconsin – 5.7%
Public Finance Authority 4.00%, 10/01/2052(a)	10,000	8,995,661
St. Croix Chippewa Indians of Wisconsin Series 2021 5.00%, 09/30/2041(b)	6,175	4,697,473
UMA Education, Inc. Series 2019 5.00%, 10/01/2034(b)	7,245	6,934,151
5.00%, 10/01/2039(b)	7,095	6,532,626

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Wisconsin Center District AGM Series 2020-D Zero Coupon, 12/15/2050	$44,075	$11,643,703
Wisconsin Center District (Wisconsin Center District Ded Tax) Series 2022 5.25%, 12/15/2061(b)	2,000	1,991,555
Wisconsin Health & Educational Facilities Authority (Marshfield Clinic Health System Obligated Group) AGM Series 2020 4.00%, 02/15/2035	800	799,977
Wisconsin Health & Educational Facilities Authority (Oakwood Lutheran Senior Ministries Obligated Group) Series 2021 4.00%, 01/01/2047	2,400	1,787,643
Wisconsin Health & Educational Facilities Authority (St. Camillus Health System Obligated Group) Series 2019 5.00%, 11/01/2046	980	827,853
5.00%, 11/01/2054	1,100	894,070
Wisconsin Housing & Economic Development Authority (Roers Sun Prairie Apartments Owner LLC) Series 2022 4.625%, 03/15/2040(b)	1,605	1,374,907
Series 2022-A 3.875%, 12/01/2039(b)	7,370	6,265,648
Wisconsin Public Finance Authority Series 2022 6.00%, 02/01/2062(b)	7,850	7,394,306
Wisconsin Public Finance Authority (21st Century Public Academy) Series 2020 5.00%, 06/01/2040(b)	750	656,891
Wisconsin Public Finance Authority (Bancroft Neurohealth Obligated Group) Series 2016 5.125%, 06/01/2048(b)	8,770	7,976,060

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041(b)	$27,000	$24,298,234
Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016-C 4.30%, 11/01/2030	1,885	1,851,453
Series 2016-D 4.05%, 11/01/2030	1,780	1,719,050
Wisconsin Public Finance Authority (CFC-SA LLC) Series 2022 5.00%, 02/01/2052	7,250	6,710,480
5.75%, 02/01/2052(b)	13,000	11,927,816
Wisconsin Public Finance Authority (Gannon University) Series 2017 5.00%, 05/01/2047	1,000	970,018
Wisconsin Public Finance Authority (KDC Agribusiness LLC) Series 2022 15.00%, 02/01/2023(b)	7,500	7,490,183
Wisconsin Public Finance Authority (McLemore Resort Manager LLC) Series 2021 4.50%, 06/01/2056(b)	6,640	4,939,822
Wisconsin Public Finance Authority (Renown Regional Medical Center) Series 2020 4.00%, 06/01/2045(a)	10,000	9,446,571
Wisconsin Public Finance Authority (Rose Villa, Inc./OR) Series 2014-A 6.00%, 11/15/2049 (Pre-refunded/ETM)(b)	1,500	1,588,662
Wisconsin Public Finance Authority (Rose Villa, Inc. Obligated Group) Series 2014-A 5.75%, 11/15/2044 (Pre-refunded/ETM)(b)	1,100	1,160,478
Wisconsin Public Finance Authority (Roseman University of Health Sciences) Series 2015 5.875%, 04/01/2045	1,740	1,744,144
Series 2020 5.00%, 04/01/2050(b)	800	710,530

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (Samaritan Housing Foundation Obligated Group) Series 2021 4.00%, 06/01/2056(b)	$16,500	$10,474,636
Series 2022 4.00%, 06/01/2049(b)	4,000	2,687,636
Wisconsin Public Finance Authority (Seabury Retirement Community) Series 2015-A 5.00%, 09/01/2038(b)	1,725	1,555,553
Wisconsin Public Finance Authority (Sky Harbour Capital LLC Obligated Group) Series 2021 4.25%, 07/01/2054	2,000	1,441,845
Wisconsin Public Finance Authority (Southeastern Regional Medical Center Obligated Group) Series 2022 4.00%, 02/01/2035	1,650	1,577,044
Wisconsin Public Finance Authority (Uwharrie Charter Academy) Series 2022 5.00%, 06/15/2062(b)	5,000	4,182,045
Wisconsin Public Finance Authority (Washoe Barton Medical Clinic) Series 2021 4.00%, 12/01/2041	1,500	1,254,964
4.00%, 12/01/2051	1,500	1,183,226

		167,686,914

Total Municipal Obligations (cost $3,672,000,635)		3,253,058,380

CORPORATES - NON-INVESTMENT GRADE – 1.0%
Financial Institutions – 1.0%
Banking – 0.0%
UMB Financial Corp. 10.00%, 01/01/2049(g)(j)	599	596,101

Communications - Media – 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.25%, 01/15/2034(b)	7,730	6,018,964

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Consumer Cyclical - Entertainment – 0.4%
Wild Rivers Water Park 8.50%, 11/01/2051	$13,775	$11,915,375

Consumer Non-Cyclical – 0.3%
Medline Borrower LP 3.875%, 04/01/2029(b)	10,000	8,595,900

Services – 0.1%
Trousdale Issuer LLC Series A 6.50%, 04/01/2025(d)(e)(g)	5,265	1,979,640

Total Corporates – Non-Investment Grade (cost $33,509,249)		29,105,980

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.1%
Agency CMBS – 0.1%
Federal Home Loan Mortgage Corp. Series 2022-ML13, Class XCA 0.95%, 07/25/2036(b)(c)	6,900	401,459
Series 2022-ML13, Class XUS 0.98%, 09/25/2036(b)(c)	12,000	843,452

Total Commercial Mortgage-Backed Securities (cost $1,241,816)		1,244,911

	Shares
SHORT-TERM INVESTMENTS – 0.6%
Investment Companies – 0.6%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 3.50%(k)(l)(m) (cost $17,189,726)	17,189,726	17,189,726

Total Investments – 112.4% (cost $3,723,941,426)		3,300,598,997
Other assets less liabilities – (12.4)%		(362,860,080)

Net Assets – 100.0%		$2,937,738,917

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation (Depreciation)
USD	30,985	01/15/2025	2.565%	CPI#	Maturity	$2,740,986	$	– 0	–	$2,740,986
USD	15,493	01/15/2025	2.585%	CPI#	Maturity	1,358,326		– 0	–	1,358,326
USD	15,492	01/15/2025	2.613%	CPI#	Maturity	1,341,436		– 0	–	1,341,436
USD	5,360	01/15/2025	4.028%	CPI#	Maturity	158,637		– 0	–	158,637
USD	15,550	01/15/2026	CPI#	3.765%	Maturity	(434,063)		– 0	–	(434,063)
USD	53,000	01/15/2027	CPI#	3.320%	Maturity	(2,258,525)		– 0	–	(2,258,525)
USD	51,000	01/15/2027	CPI#	3.466%	Maturity	(1,719,356)		(57,276)		(1,662,080)
USD	41,300	01/15/2027	CPI#	3.323%	Maturity	(1,752,417)		– 0	–	(1,752,417)
USD	97,890	01/15/2028	1.230%	CPI#	Maturity	17,315,898		– 0	–	17,315,898
USD	91,090	01/15/2028	0.735%	CPI#	Maturity	19,336,613		– 0	–	19,336,613
USD	91,000	01/15/2029	CPI#	3.390%	Maturity	(1,996,828)		– 0	–	(1,996,828)
USD	68,050	01/15/2029	CPI#	3.735%	Maturity	449,551		– 0	–	449,551
USD	36,580	01/15/2029	CPI#	3.331%	Maturity	(978,850)		– 0	–	(978,850)
USD	29,000	01/15/2030	1.572%	CPI#	Maturity	4,867,979		– 0	–	4,867,979
USD	29,000	01/15/2030	1.587%	CPI#	Maturity	4,828,645		– 0	–	4,828,645
USD	30,000	01/15/2031	2.782%	CPI#	Maturity	1,948,592		– 0	–	1,948,592
USD	28,000	01/15/2031	2.680%	CPI#	Maturity	2,095,526		– 0	–	2,095,526
USD	25,000	01/15/2031	2.989%	CPI#	Maturity	1,116,603		– 0	–	1,116,603
USD	22,280	01/15/2032	CPI#	3.064%	Maturity	(711,202)		– 0	–	(711,202)
USD	18,550	04/15/2032	CPI#	2.909%	Maturity	(834,631)		– 0	–	(834,631)

						$46,872,920		$(57,276)		$46,930,196

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation (Depreciation)
USD	140,000	01/15/2027	1 Day SOFR	3.848%	Annual	$789,359	$	– 0	–	$789,359
USD	140,000	01/15/2029	1.363%	3 Month LIBOR	Semi-Annual/ Quarterly	18,286,078		(92,309)		18,378,387
USD	140,000	04/15/2032	2.748%	1 Day SOFR	Annual	7,085,035		– 0	–	7,085,035
USD	80,000	04/15/2032	2.671%	1 Day SOFR	Annual	4,338,899		– 0	–	4,338,899
USD	63,000	04/15/2032	2.815%	1 Day SOFR	Annual	2,526,894		391,823		2,135,071
USD	45,800	04/15/2032	1.280%	1 Day SOFR	Annual	7,864,643		– 0	–	7,864,643
USD	25,000	04/15/2032	2.757%	1 Day SOFR	Annual	1,245,421		– 0	–	1,245,421
USD	18,000	04/15/2032	3.069%	1 Day SOFR	Annual	400,901		– 0	–	400,901

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PORTFOLIO OF INVESTMENTS (continued)

AB HIGH INCOME MUNICIPAL PORTFOLIO

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation (Depreciation)
USD	11,000	04/15/2032	2.175%	1 Day SOFR	Annual	$1,044,286	$	– 0	–	$1,044,286
USD	10,000	04/15/2032	3.082%	1 Day SOFR	Annual	212,202		– 0	–	212,202
USD	65,000	02/15/2041	1 Day SOFR	2.832%	Annual	(4,350,188)		– 0	–	(4,350,188)

						$39,443,530		$299,514		$39,144,016

CREDIT DEFAULT SWAPS (see Note D)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at November 30, 2022	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	7.50%	USD	249	$(58,628)	$(23,208)	$(35,420)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	339	(79,733)	(39,910)	(39,823)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	485	(113,972)	(56,827)	(57,145)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	1,652	(388,192)	(198,246)	(189,946)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	110	(25,796)	(12,776)	(13,020)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	137	(32,206)	(12,866)	(19,340)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	1,702	(399,918)	(159,962)	(239,956)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	2,561	(601,909)	(234,572)	(367,337)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	3,362	(790,142)	(388,738)	(401,404)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	6,653	(1,563,398)	(601,326)	(962,072)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	637	(149,773)	(76,168)	(73,605)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	1,663	(390,850)	(144,117)	(246,733)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	2,062	(484,654)	(233,175)	(251,479)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	2,219	(521,549)	(197,284)	(324,265)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	5,556	(1,305,593)	(750,130)	(555,463)
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	7.50	USD	9,979	(2,345,096)	(869,503)	(1,475,593)

						$(9,251,409)	$(3,998,808)	$(5,252,601)

*	Termination date

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AB HIGH INCOME MUNICIPAL PORTFOLIO

INTEREST RATE SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation (Depreciation)
Citibank, NA	USD	10,000	04/07/2023	SIFMA*	2.655%	Maturity	$(405,092)	$	– 0	–	$(405,092)
Citibank, NA	USD	25,000	05/01/2023	SIFMA*	3.090%	Maturity	(16,742)		– 0	–	(16,742)
Citibank, NA	USD	20,000	06/15/2023	SIFMA*	3.440%	Maturity	566,743		– 0	–	566,743
Citibank, NA	USD	10,000	10/06/2023	SIFMA*	3.430%	Maturity	206,601		– 0	–	206,601
Citibank, NA	USD	21,490	10/09/2029	1.125%	SIFMA*	Quarterly	2,410,695		– 0	–	2,410,695
Morgan Stanley Capital Services LLC	USD	5,000	03/15/2023	SIFMA*	2.400%	Maturity	(314,585)		– 0	–	(314,585)
Morgan Stanley Capital Services LLC	USD	10,000	03/23/2023	SIFMA*	2.460%	Maturity	(579,724)		– 0	–	(579,724)
Morgan Stanley Capital Services LLC	USD	20,000	04/14/2023	SIFMA*	2.800%	Maturity	(545,558)		– 0	–	(545,558)
Morgan Stanley Capital Services LLC	USD	10,000	05/15/2023	SIFMA*	3.400%	Maturity	272,923		– 0	–	272,923
Morgan Stanley Capital Services LLC	USD	10,000	05/18/2023	SIFMA*	3.400%	Maturity	270,888		– 0	–	270,888
Morgan Stanley Capital Services LLC	USD	20,000	07/10/2023	SIFMA*	2.900%	Maturity	(514,825)		– 0	–	(514,825)

							$1,351,324	$	– 0	–	$1,351,324

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund (see Note H).

(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At November 30, 2022, the aggregate market value of these securities amounted to $747,929,048 or 25.5% of net assets.

(c)	IO – Interest Only.

(d)	Defaulted.

(e)	Non-income producing security.

(f)	When-Issued or delayed delivery security.

(g)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

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AB HIGH INCOME MUNICIPAL PORTFOLIO

(h)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.12% of net assets as of November 30, 2022, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Scranton-Lackawanna Health and Welfare Authority (Scranton Parking System Concession Project) Series 2016-D Zero Coupon, 01/01/2057	08/24/2016	$6,715,965	$3,564,900	0.12%

(i)	Defaulted matured security.

(j)	Fair valued by the Adviser.

(k)	Affiliated investments.

(l)	The rate shown represents the 7-day yield as of period end.

(m)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

As of November 30, 2022, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 2.1% and 0.0%, respectively.

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

CCRC – Congregate Care Retirement Center

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CPI – Consumer Price Index

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rate

NATL – National Interstate Corporation

SD – School District

SOFR – Secured Overnight Financing Rate

See notes to financial statements.

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PORTFOLIO OF INVESTMENTS

AB NATIONAL PORTFOLIO

November 30, 2022 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 95.7%
Long-Term Municipal Bonds – 95.7%
Alabama – 2.5%
Black Belt Energy Gas District (Goldman Sachs Group, Inc. (The)) Series 2021 4.00%, 10/01/2052	$3,000	$2,969,923
County of Jefferson AL Series 2017 5.00%, 09/15/2033	1,000	1,077,735
County of Jefferson AL Sewer Revenue Series 2013-D 6.00%, 10/01/2042	3,000	3,208,536
Infirmary Health System Special Care Facilities Financing Authority of Mobile (Infirmary Health System Obligated Group) Series 2016 5.00%, 02/01/2036	2,500	2,558,113
Series 2021 4.00%, 02/01/2038	2,135	2,070,961
Jefferson County Board of Education/AL Series 2018 5.00%, 02/01/2042	3,010	3,166,340
Lower Alabama Gas District (The) (Goldman Sachs Group, Inc. (The)) Series 2020 4.00%, 12/01/2050	20,000	19,930,330
Southeast Energy Authority A Cooperative District (Morgan Stanley) Series 2022-A 4.966% (SOFR + 2.42%), 01/01/2053(a)	2,000	1,999,515
Sumter County Industrial Development Authority/AL (Enviva, Inc.) Series 2022 6.00%, 07/15/2052	4,650	4,327,980

		41,309,433

American Samoa – 0.1%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2015-A 6.625%, 09/01/2035	325	341,236

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2018 7.125%, 09/01/2038(b)	$1,490	$1,652,562

		1,993,798

Arizona – 3.2%
Arizona Health Facilities Authority (HonorHealth) Series 2014-A 5.00%, 12/01/2033	9,175	9,376,862
5.00%, 12/01/2034	3,440	3,511,738
Arizona Industrial Development Authority (Arizona Industrial Development Authority) Series 2019-2, Class A 3.625%, 05/20/2033	5,098	4,905,463
Arizona Industrial Development Authority (KIPP Nashville Obligated Group) Series 2022-A 5.00%, 07/01/2062	1,575	1,513,247
Arizona Industrial Development Authority (Legacy Cares, Inc.) Series 2020 7.75%, 07/01/2050(b)	3,725	2,607,500
City of Glendale AZ (City of Glendale AZ COP) Series 2021 2.222%, 07/01/2030	2,000	1,624,506
2.742%, 07/01/2035	2,000	1,496,933
2.842%, 07/01/2036	2,000	1,480,758
City of Tempe AZ (City of Tempe AZ COP) Series 2021 2.071%, 07/01/2032	1,000	770,588
2.521%, 07/01/2036	2,500	1,830,034
Industrial Development Authority of the County of Pima (The) (La Posada at Park Centre, Inc. Obligated Group) Series 2022 5.125%, 11/15/2029(b)	1,000	1,000,998
7.00%, 11/15/2057(b)	1,000	1,025,868
Industrial Development Authority of the County of Pima (The) (Edkey, Inc. Obligated Group) Series 2020 5.00%, 07/01/2040(b)	1,355	1,258,418

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Maricopa County Industrial Development Authority (Commercial Metals Co.) Series 2022 4.00%, 10/15/2047(b)	$1,000	$796,819
Maricopa County Special Health Care District Series 2018-C 5.00%, 07/01/2034	1,000	1,092,430
5.00%, 07/01/2035	6,000	6,526,477
5.00%, 07/01/2036	7,800	8,459,060
Salt Verde Financial Corp. (Citigroup, Inc.) Series 2007 5.25%, 12/01/2023	3,685	3,736,542
Tempe Industrial Development Authority (Mirabella at ASU, Inc.) Series 2017-A 6.00%, 10/01/2037(b)	1,200	1,094,350

		54,108,591

Arkansas – 0.0%
Arkansas Development Finance Authority (United States Steel Corp.) Series 2022 5.45%, 09/01/2052(b)	500	494,868

California – 11.0%
Alameda Corridor Transportation Authority Series 2022-A 0.00%, 10/01/2048	4,000	1,923,321
California Community Housing Agency (California Community Housing Agency Aster Apartments) Series 2021-A 4.00%, 02/01/2056(b)	2,000	1,625,149
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021 4.00%, 02/01/2056(b)	5,000	4,062,873
California Community Housing Agency (California Community Housing Agency Fountains at Emerald Park) Series 2021 3.00%, 08/01/2056(b)	1,000	655,508

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

4.00%, 08/01/2046(b)	$1,000	$765,558
California Community Housing Agency (California Community Housing Agency Summit at Sausalito Apartments) Series 2021 3.00%, 02/01/2057(b)	1,000	651,283
California Community Housing Agency (California Community Housing Agency Twin Creek Apartments) Series 2022-A 4.50%, 08/01/2052(b)	2,000	1,641,091
California Educational Facilities Authority (Chapman University) Series 2015 5.00%, 04/01/2045	4,000	4,067,478
California Housing Finance Agency Series 2021-1, Class A 3.50%, 11/20/2035	976	879,844
Series 2021-2, Class X 0.823%, 03/25/2035(c)	2,467	140,447
Series 2021-3, Class A 3.25%, 08/20/2036	985	850,493
California Housing Finance Agency Series 2019-2, Class A 4.00%, 03/20/2033	563	546,220
California Municipal Finance Authority (CHF-Riverside II LLC) Series 2019 5.00%, 05/15/2035	1,000	1,016,408
5.00%, 05/15/2036	1,215	1,230,624
5.00%, 05/15/2037	1,000	1,011,103
5.00%, 05/15/2038	2,250	2,268,340
5.00%, 05/15/2041	915	909,526
California Municipal Finance Authority (LAX Integrated Express Solutions LLC) Series 2018 5.00%, 12/31/2035	4,300	4,419,542
5.00%, 12/31/2036	3,910	4,008,528
5.00%, 12/31/2043	12,250	12,384,371
5.00%, 12/31/2047	2,075	2,086,117
California Pollution Control Financing Authority (Poseidon Resources Channelside LP) Series 2012 5.00%, 07/01/2037(b)	5,795	5,665,726

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

California School Finance Authority (Equitas Academy Obligated Group) Series 2018-A 5.00%, 06/01/2041(b)	$3,090	$2,946,530
California State University Series 2021-B 2.374%, 11/01/2035	2,000	1,494,399
California Statewide Communities Development Authority (Loma Linda University Medical Center) Series 2016-A 5.00%, 12/01/2041(b)	1,400	1,399,513
5.25%, 12/01/2056(b)	1,000	994,423
Series 2018 5.25%, 12/01/2048(b)	785	791,105
Series 2018-A 5.50%, 12/01/2058(b)	1,090	1,098,444
City of Los Angeles CA Wastewater System Revenue Series 2013-A 5.00%, 06/01/2033	9,310	9,421,331
City of Los Angeles Department of Airports Series 2022 3.25%, 05/15/2049	1,000	766,455
4.00%, 05/15/2047	3,000	2,775,415
5.25%, 05/15/2047	5,000	5,327,480
CMFA Special Finance Agency Series 2022-A 4.00%, 08/01/2058(b)	2,000	1,533,200
CMFA Special Finance Agency (CMFA Special Finance Agency Solana at Grand) Series 2021-A 4.00%, 08/01/2056(b)	1,000	811,514
CMFA Special Finance Agency VIII Elan Huntington Beach Series 2021 3.00%, 08/01/2056(b)	4,000	2,566,859
4.00%, 08/01/2047(b)	1,000	757,838
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority 777 Place-Pomona) Series 2021 3.25%, 05/01/2057(b)	1,000	677,102
4.00%, 05/01/2057(b)	2,000	1,337,735

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Acacia on Santa Rosa Creek) Series 2021 4.00%, 10/01/2056(b)	$2,000	$1,592,904
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Crescent) Series 2022 4.30%, 07/01/2059(b)	2,000	1,602,411
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Millennium South Bay-Hawthorne) Series 2021 3.25%, 07/01/2056(b)	1,000	638,236
4.00%, 07/01/2058(b)	1,000	657,809
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Park Crossing Apartments) Series 2021 3.25%, 12/01/2058(b)	1,500	973,395
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Pasadena Portfolio) Series 2021 3.00%, 12/01/2056(b)	1,480	964,890
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021-A2 4.00%, 07/01/2056(b)	3,300	2,512,262
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Vineyard Gardens Apartments) Series 2021 3.25%, 10/01/2058(b)	1,245	809,355
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Waterscape Apartments) Series 2021-A 3.00%, 09/01/2056(b)	2,000	1,264,945
Golden State Tobacco Securitization Corp. Series 2021 3.85%, 06/01/2050	2,500	2,253,103

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Hastings Campus Housing Finance Authority Series 2020-A 5.00%, 07/01/2061(b)	$3,100	$2,541,363
Los Angeles Department of Water & Power Power System Revenue Series 2013-A 5.00%, 07/01/2031	9,115	9,132,769
Series 2013-B 5.00%, 07/01/2029	5,630	5,710,077
5.00%, 07/01/2030	10,000	10,141,071
Los Angeles Department of Water & Power Water System Revenue Series 2013-B 5.00%, 07/01/2032	1,900	1,926,693
Manteca Unified School District (Manteca Unified School District CFD No. 89-1) NATL Series 2001 Zero Coupon, 09/01/2031	11,910	8,402,388
Morongo Band of Mission Indians (The) Series 2018-A 5.00%, 10/01/2042(b)	4,500	4,506,678
Ontario Redevelopment Financing Authority NATL Series 1993 5.80%, 08/01/2023 (Pre-refunded/ETM)	220	224,647
Port of Los Angeles Series 2014-A 5.00%, 08/01/2034	5,790	5,906,528
Sacramento County Water Financing Authority (Sacramento County Water Agency) NATL Series 2007-B 2.635% (LIBOR 3 Month + 0.57%), 06/01/2039(a)	8,075	6,963,226
San Francisco Intl Airport Series 2019-A 5.00%, 05/01/2044	17,000	17,439,856
State of California Series 2013 5.00%, 11/01/2029	8,000	8,179,370
Tobacco Securitization Authority of Northern California (Sacramento County Tobacco Securitization Corp.) Series 2021 Zero Coupon, 06/01/2060	1,000	153,540

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

University of California Series 2013-A 5.00%, 05/15/2030	$1,720	$1,740,281

		183,746,690

Colorado – 1.0%
Centerra Metropolitan District No 1 Series 2022 6.50%, 12/01/2053	1,000	997,279
City & County of Denver CO Airport System Revenue (Denver Intl Airport) Series 2018-A 5.00%, 12/01/2031	820	874,326
Colorado Health Facilities Authority (Sanford Obligated Group) Series 2019-A 5.00%, 11/01/2044	1,000	1,013,374
Douglas County Housing Partnership (Bridgewater Castle Rock ALF LLC) Series 2021 5.375%, 01/01/2041(b)	2,500	1,864,646
E-470 Public Highway Authority Series 2021-B 2.903% (SOFR + 0.35%), 09/01/2039(a)	2,000	1,980,304
Johnstown Plaza Metropolitan District Series 2022 4.25%, 12/01/2046	976	771,098
Park Creek Metropolitan District Series 2015-A 5.00%, 12/01/2034	1,300	1,348,150
State of Colorado Series 2022 6.00%, 12/15/2041	5,000	5,941,664
Sterling Ranch Community Authority Board (Sterling Ranch Metropolitan District No 3) Series 2022 6.50%, 12/01/2042	1,175	1,182,993

		15,973,834

Connecticut – 1.5%
Connecticut State Health & Educational Facilities Authority (Fairfield University) Series 2022-U 4.00%, 07/01/2052	10,000	8,721,900

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

State of Connecticut Series 2015-B 5.00%, 06/15/2032	$2,350	$2,470,569
Series 2015-F 5.00%, 11/15/2030	2,000	2,123,198
5.00%, 11/15/2031	2,500	2,650,126
State of Connecticut Special Tax Revenue Series 2012-A 5.00%, 01/01/2029	6,445	6,458,253
Series 2020 5.00%, 05/01/2038	1,400	1,551,439
5.00%, 05/01/2040	1,000	1,099,217

		25,074,702

Delaware – 0.0%
Delaware State Economic Development Authority (Newark Charter School, Inc.) Series 2016 5.00%, 09/01/2046	550	553,542

District of Columbia – 0.8%
Metropolitan Washington Airports Authority Aviation Revenue Series 2020-A 4.00%, 10/01/2036	2,500	2,429,620
4.00%, 10/01/2037	2,000	1,934,046
Metropolitan Washington Airports Authority Dulles Toll Road Revenue AGM Series 2019 4.00%, 10/01/2053	2,990	2,670,357
AGM Series 2022 4.00%, 10/01/2052	6,975	6,326,859

		13,360,882

Florida – 5.7%
Align Affordable Housing Bond Fund LP (SHI – Lake Worth LLC) Series 2021 3.25%, 12/01/2051(b)	3,000	2,588,267
Bexley Community Development District Series 2016 4.70%, 05/01/2036	1,750	1,680,180
Brevard County Health Facilities Authority (Health First, Inc. Obligated Group) Series 2014 5.00%, 04/01/2033	1,500	1,543,525

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Cape Coral Health Facilities Authority (Gulf Care, Inc. Obligated Group) Series 2015 5.875%, 07/01/2040(b)	$1,000	$924,186
Capital Trust Agency, Inc. (Educational Growth Fund LLC) Series 2021 5.00%, 07/01/2056(b)	3,000	2,658,782
Capital Trust Agency, Inc. (Team Success A School of Excellence, Inc.) Series 2020 4.25%, 06/01/2030(b)	1,585	1,449,985
City of Tampa FL (State of Florida Cigarette Tax Revenue) Series 2020-A Zero Coupon, 09/01/2038	1,000	489,350
County of Broward FL Airport System Revenue Series 2019-A 4.00%, 10/01/2044	1,210	1,110,604
5.00%, 10/01/2038	1,340	1,399,745
Series 2019-C 2.384%, 10/01/2026	5,500	5,018,049
County of Miami-Dade FL Aviation Revenue Series 2014-A 5.00%, 10/01/2033	1,700	1,725,028
Series 2015-A 5.00%, 10/01/2038	4,300	4,368,810
Series 2019-A 5.00%, 10/01/2049	2,500	2,528,607
County of Miami-Dade Seaport Department AGM Series 2021-A 4.00%, 10/01/2041	9,500	8,846,012
Florida Development Finance Corp. (Assistance Unlimited, Inc,) Series 2022 6.00%, 08/15/2057(b)	1,000	913,486
Florida Development Finance Corp. (Brightline Trains Florida LLC) Series 2020 7.375%, 01/01/2049(b)	1,000	888,856
Series 2022 2.90%, 12/01/2056 (Pre-refunded/ETM)	12,760	12,707,476

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Florida Development Finance Corp. (Lakeland Regional Health Systems Obligated Group) Series 2021 4.00%, 11/15/2037	$2,400	$2,348,972
Florida Development Finance Corp. (Mater Academy, Inc.) Series 2020-A 5.00%, 06/15/2050	1,000	990,426
Florida Development Finance Corp. (Seaside School Consortium, Inc.) Series 2022 6.00%, 06/15/2057	1,000	1,043,064
Florida Higher Educational Facilities Financial Authority (Nova Southeastern University, Inc.) Series 2016 5.00%, 04/01/2032	1,125	1,175,083
Greater Orlando Aviation Authority Series 2017-A 5.00%, 10/01/2031	1,200	1,263,024
Series 2019-A 5.00%, 10/01/2049	5,000	5,103,915
Series 2022-A 4.00%, 10/01/2052	2,500	2,248,218
Halifax Hospital Medical Center (Halifax Hospital Medical Center Obligated Group) Series 2016 5.00%, 06/01/2036	2,190	2,241,894
Marshall Creek Community Development District Series 2016 6.32%, 05/01/2045	115	109,334
Marshall Creek Community Development District (Marshall Creek Community Development District 2002A) Series 2017 5.00%, 05/01/2032	1,385	1,338,355
Martin County Health Facilities Authority (Cleveland Clinic Health System Obligated Group) Series 2019 4.00%, 01/01/2046	1,000	960,879

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Miami-Dade County Expressway Authority Series 2014-B 5.00%, 07/01/2031	$3,750	$3,841,975
North Broward Hospital District Series 2017-B 5.00%, 01/01/2035	5,230	5,385,584
Orange County Health Facilities Authority (Presbyterian Retirement Communities, Inc. Obligated Group) Series 2023 4.00%, 08/01/2042(d)	1,000	851,916
Orange County School Board (Orange County School Board COP) Series 2016-C 5.00%, 08/01/2034	5,000	5,276,038
Palm Beach County Health Facilities Authority (ACTS Retirement-Life Communities, Inc. Obligated Group) Series 2020-B 4.00%, 11/15/2041	250	213,030
Polk County Industrial Development Authority (Mineral Development LLC) Series 2020 5.875%, 01/01/2033(b)	1,000	999,566
Sarasota County Health Facilities Authority (Village On the Isle) Series 2017-A 5.00%, 01/01/2042	1,100	987,477
South Florida Water Management District (South Florida Water Management District COP) Series 2016 5.00%, 10/01/2033	5,000	5,270,059
St. Johns County Industrial Development Authority (Presbyterian Retirement Communities, Inc. Obligated Group) Series 2020 4.00%, 08/01/2055	1,000	882,837
Tampa-Hillsborough County Expressway Authority Series 2017-C 5.00%, 07/01/2048	2,640	2,707,549

		96,080,143

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Georgia – 1.9%
City of Atlanta GA Department of Aviation Series 2022-B 5.00%, 07/01/2047	$15,000	$15,450,413
Development Authority of Appling County (Oglethorpe Power Corp.) Series 2020 1.50%, 01/01/2038	2,300	2,159,169
Development Authority of Burke County (The) (Oglethorpe Power Corp.) Series 2020 1.50%, 01/01/2040	7,350	6,899,954
Main Street Natural Gas, Inc. (Citadel LP) Series 2022-C 4.00%, 08/01/2052(b)	3,650	3,471,875
Municipal Electric Authority of Georgia Series 2019 5.00%, 01/01/2037	150	154,236
5.00%, 01/01/2039	205	210,137
5.00%, 01/01/2048	375	375,962
5.00%, 01/01/2056	1,350	1,353,495
5.00%, 01/01/2059	390	385,770
Series 2022 5.50%, 07/01/2063	2,000	2,054,529

		32,515,540

Guam – 0.4%
Territory of Guam Series 2019 5.00%, 11/15/2031	260	267,439
Territory of Guam (Guam Section 30 Income Tax) Series 2016-A 5.00%, 12/01/2029	1,840	1,893,537
5.00%, 12/01/2030	565	581,025
5.00%, 12/01/2032	790	809,094
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2015-D 5.00%, 11/15/2032	2,000	2,036,547
5.00%, 11/15/2033	410	416,597
5.00%, 11/15/2035	1,365	1,379,364

		7,383,603

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Hawaii – 1.0%
State of Hawaii Series 2016-F 4.00%, 10/01/2031	$3,000	$3,112,599
4.00%, 10/01/2033	5,000	5,150,398
State of Hawaii Airports System Revenue Series 2022-A 5.00%, 07/01/2051	7,855	8,029,019

		16,292,016

Illinois – 7.3%
Chicago Board of Education Series 2017-D 5.00%, 12/01/2031	1,800	1,812,101
Series 2017-G 5.00%, 12/01/2034	2,350	2,334,934
Series 2017-H 5.00%, 12/01/2046	1,640	1,543,936
Series 2019-B 5.00%, 12/01/2030	235	236,943
5.00%, 12/01/2031	345	347,087
5.00%, 12/01/2032	155	155,439
5.00%, 12/01/2033	150	149,669
Series 2022-B 4.00%, 12/01/2041	4,000	3,413,368
Chicago O’Hare International Airport Series 2018-A 5.00%, 01/01/2053	2,000	2,020,222
Series 2022 4.625%, 01/01/2053	4,000	3,910,526
5.50%, 01/01/2055	10,900	11,467,695
Chicago Transit Authority Capital Grant Receipts Revenue (City of Chicago IL Fed Hwy Grant) Series 2021 5.00%, 06/01/2027	2,400	2,545,740
5.00%, 06/01/2028	2,500	2,682,163
5.00%, 06/01/2029	1,000	1,083,177
Illinois Finance Authority (Park Place of Elmhurst Obligated Group) Series 2021 5.125%, 05/15/2060	3,010	2,165,991
Illinois Finance Authority (State of Illinois Water Revolving Fund – Clean Water Program) Series 2020 4.00%, 07/01/2037	6,000	6,169,949

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Illinois Housing Development Authority Series 2022 5.67%, 12/01/2025(b)	$1,500	$1,505,938
7.17%, 11/01/2038	150	152,729
Illinois State Toll Highway Authority Series 2017-A 5.00%, 01/01/2042	15,000	15,634,497
Series 2021-A 5.00%, 01/01/2043	15,000	15,999,373
Kane Cook & DuPage Counties School District No. U-46 Elgin Series 2015-D 5.00%, 01/01/2034	2,400	2,433,172
5.00%, 01/01/2035	1,850	1,873,412
Metropolitan Pier & Exposition Authority Series 2020 5.00%, 06/15/2050	6,000	6,004,859
Series 2022 4.00%, 12/15/2042	1,000	898,110
State of Illinois Series 2014 5.00%, 04/01/2030	2,680	2,712,491
Series 2017-D 5.00%, 11/01/2026	1,000	1,039,852
5.00%, 11/01/2028	8,700	9,071,814
Series 2018-A 5.00%, 10/01/2027	2,000	2,087,799
Series 2018-B 5.00%, 10/01/2026	10,000	10,391,362
Series 2019-B 4.00%, 11/01/2036	7,030	6,552,842
Village of Pingree Grove IL Special Service Area No. 7 Series 2015 4.50%, 03/01/2025	381	378,247
5.00%, 03/01/2036	2,317	2,187,987
Series 2015-B 6.00%, 03/01/2036	671	671,344

		121,634,768

Indiana – 1.3%
Indiana Finance Authority Series 2013-A 5.00%, 07/01/2044 (Pre-refunded/ETM)	1,930	1,953,421

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039(b)	$3,720	$2,798,180
Indiana Finance Authority (CWA Authority, Inc.) Series 2014-A 5.00%, 10/01/2032	1,875	1,937,451
5.00%, 10/01/2033	4,570	4,721,388
5.00%, 10/01/2034	5,875	6,063,260
Indiana Finance Authority (Good Samaritan Hospital Obligated Group) Series 2022 5.00%, 04/01/2029	1,080	1,146,469
Indiana Finance Authority (Ohio Valley Electric Corp.) Series 2020 3.00%, 11/01/2030	1,085	965,536
Series 2020-A 3.00%, 11/01/2030	1,295	1,152,414
Series 2021-B 2.50%, 11/01/2030	525	450,002
Indiana Housing & Community Development Authority (Vita of Marion LLC) Series 2021-B 4.00%, 04/01/2024	900	871,472

		22,059,593

Iowa – 1.3%
Iowa Finance Authority Series 2022-E 3.46% (SOFR + 0.80%), 01/01/2052(a)	5,000	4,899,322
Iowa Finance Authority (Iowa Fertilizer Co. LLC) Series 2022 5.00%, 12/01/2050	10,000	9,632,806
Iowa Finance Authority (Wesley Retirement Services, Inc. Obligated Group) Series 2021 4.00%, 12/01/2031	555	502,413
4.00%, 12/01/2041	820	665,275
4.00%, 12/01/2046	550	423,775
4.00%, 12/01/2051	985	734,228

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Iowa Tobacco Settlement Authority Series 2021-B 4.00%, 06/01/2049	$4,725	$4,691,381

		21,549,200

Kansas – 0.2%
City of Overland Park KS Sales Tax Revenue Series 2022 6.00%, 11/15/2034(b)	155	158,531
6.50%, 11/15/2042(b)	1,185	1,202,554
Kansas Development Finance Authority (State of Kansas Department of Administration Lease) Series 2021-K 1.369%, 05/01/2027	2,405	2,072,172

		3,433,257

Kentucky – 1.0%
City of Henderson KY (Pratt Paper LLC) Series 2022 3.70%, 01/01/2032(b)	1,025	973,951
County of Trimble KY (Louisville Gas and Electric Co.) Series 2020 1.30%, 09/01/2044	1,500	1,255,934
Kentucky Economic Development Finance Authority (Louisville Arena Authority, Inc.) AGM Series 2017-A 5.00%, 12/01/2047	1,250	1,250,364
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group) Series 2015 5.25%, 06/01/2050	3,015	3,030,049
Kentucky Public Energy Authority (BP PLC) Series 2020-A 4.00%, 12/01/2050	3,000	2,978,291
Kentucky Public Energy Authority (Morgan Stanley) Series 2022-A 4.00%, 08/01/2052	2,000	1,943,834

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Louisville/Jefferson County Metropolitan Government (Norton Healthcare Obligated Group) Series 2016 5.00%, 10/01/2030	$2,330	$2,437,167
5.00%, 10/01/2033	2,670	2,768,308

		16,637,898

Louisiana – 1.3%
Louisiana Local Government Environmental Facilities & Community Development Auth (Woman’s Hospital Foundation) Series 2017 5.00%, 10/01/2033	3,790	3,986,541
5.00%, 10/01/2044	3,500	3,571,972
Louisiana Public Facilities Authority Series 2016 5.00%, 05/15/2034 (Pre-refunded/ETM)	20	21,380
Louisiana Public Facilities Authority (Ochsner Clinic Foundation Obligated Group) Series 2016 5.00%, 05/15/2034	1,730	1,790,037
Louisiana Stadium & Exposition District Series 2021 4.00%, 07/03/2023	1,000	1,003,553
Parish of St. James LA (NuStar Logistics LP) Series 2020-2 6.35%, 07/01/2040(b)	555	593,145
Parish of St. John the Baptist LA (Marathon Oil Corp.) Series 2019 2.00%, 06/01/2037	480	475,974
2.10%, 06/01/2037	600	580,116
2.20%, 06/01/2037	365	335,242
State of Louisiana Gasoline & Fuels Tax Revenue Series 2017-C 5.00%, 05/01/2035	4,500	4,843,306
5.00%, 05/01/2036	4,620	4,947,685

		22,148,951

Maryland – 1.3%
Maryland Economic Development Corp. (Ports America Chesapeake LLC) Series 2017-A 5.00%, 06/01/2035	1,035	1,074,722

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Maryland Economic Development Corp. (Purple Line Transit Partners LLC) Series 2022 5.25%, 06/30/2047	$5,000	$5,210,612
5.25%, 06/30/2052	1,000	1,036,871
Maryland Health & Higher Educational Facilities Authority (TidalHealth Obligated Group) Series 2020 4.00%, 07/01/2036	305	299,102
4.00%, 07/01/2037	360	350,945
5.00%, 07/01/2046	2,960	3,027,727
Maryland Stadium Authority (Baltimore City Public School Construction Financing Fund) Series 2020 5.00%, 05/01/2050	3,000	3,287,593
Maryland State Transportation Authority Series 2021-A 5.00%, 07/01/2046	5,095	5,582,740
State of Maryland Department of Transportation (Baltimore/Washington International Thurgood Marshall Airport) Series 2021 5.00%, 08/01/2035	1,000	1,064,067
5.00%, 08/01/2036	1,000	1,059,606

		21,993,985

Massachusetts – 1.2%
Commonwealth of Massachusetts AGC Series 2007-A 3.545% (LIBOR 3 Month + 0.57%), 05/01/2037(a)	4,250	3,995,482
Commonwealth of Massachusetts (Commonwealth of Massachusetts COVID-19 Recovery Assessment Revenue) Series 2022-B 4.11%, 07/15/2031	2,300	2,238,139
Massachusetts Development Finance Agency (Emerson College) Series 2018 5.00%, 01/01/2048	1,180	1,189,635

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Massachusetts Development Finance Agency (UMass Memorial Health Care Obligated Group) Series 2016 5.00%, 07/01/2036	$2,385	$2,447,904
Series 2017-L 5.00%, 07/01/2044	5,000	5,052,785
Massachusetts Development Finance Agency (Wellforce Obligated Group) Series 2019-A 4.00%, 07/01/2044	4,005	3,519,159
5.00%, 07/01/2044	2,000	2,002,002

		20,445,106

Michigan – 2.0%
City of Detroit MI Series 2014-B 4.00%, 04/01/2044	2,000	1,466,926
Series 2018 5.00%, 04/01/2036	835	850,793
Series 2021-A 5.00%, 04/01/2031	1,000	1,050,219
Series 2021-B 2.017%, 04/01/2023	375	370,641
2.189%, 04/01/2024	400	381,866
2.511%, 04/01/2025	500	463,831
3.644%, 04/01/2034	275	223,610
City of Detroit MI Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System Revenue) AGM Series 2006-D 3.108% (LIBOR 3 Month + 0.60%), 07/01/2032(a)	5,000	4,854,904
Kalamazoo Economic Development Corp. (Heritage Community of Kalamazoo Obligated Group) Series 2020 5.00%, 05/15/2055	2,000	1,619,069
Michigan Finance Authority (Great Lakes Water Authority Water Supply System Revenue) Series 2014-D4 5.00%, 07/01/2034	11,225	11,500,311

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Michigan Finance Authority (Michigan Finance Authority School Loan Revolving Fund) Series 2019 2.366%, 09/01/2049	$5,000	$4,913,165
Michigan Finance Authority (Michigan Finance Authority Tobacco Settlement Revenue) Series 2020-A 3.267%, 06/01/2039	2,000	1,631,854
Series 2020-B Zero Coupon, 06/01/2065	1,250	105,619
Michigan Finance Authority (Public Lighting Authority) Series 2014-B 5.00%, 07/01/2033	2,485	2,509,867
Plymouth Educational Center Charter School Series 2005 5.375%, 11/01/2030(e)	2,000	1,220,000

		33,162,675

Minnesota – 0.3%
Minneapolis-St Paul Metropolitan Airports Commission Series 2022-B 5.00%, 01/01/2047	4,500	4,612,636
Minnesota Higher Education Facilities Authority (St. Olaf College) Series 2015-8 5.00%, 12/01/2030	1,000	1,053,883

		5,666,519

Mississippi – 0.0%
Mississippi Business Finance Corp. (Enviva, Inc.) Series 2022 7.75%, 07/15/2047	225	225,697

Missouri – 0.8%
Health & Educational Facilities Authority of the State of Missouri (Lutheran Senior Services Obligated Group) Series 2019 4.00%, 02/01/2042	2,900	2,332,397

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AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

4.00%, 02/01/2048	$2,965	$2,240,524
5.00%, 02/01/2042	2,695	2,617,180
5.00%, 02/01/2048	400	365,777
Howard Bend Levee District XLCA INS Series 2005 5.75%, 03/01/2025	190	192,926
5.75%, 03/01/2027	175	178,573
Joplin Industrial Development Authority (Freeman Health System Obligated Group) Series 2015 5.00%, 02/15/2035	1,485	1,501,490
Kansas City Industrial Development Authority Series 2019 5.00%, 07/01/2040(b)	455	386,202
Kansas City Industrial Development Authority (Kansas City United Methodist Retirement Home Obligated Group) Series 2021-A 10.00%, 11/15/2037	360	312,999
Series 2021-C 7.50%, 11/15/2046	288	222,090
Kansas City Industrial Development Authority (Kingswood Senior Living Community) Series 2021 2.00%, 11/15/2046	522	24,734
5.00%, 11/15/2046	1,169	882,686
Lee’s Summit Industrial Development Authority (John Knox Village Obligated Group) Series 2021-A 5.00%, 08/15/2056	2,700	2,230,853

		13,488,431

Nebraska – 0.3%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The)) Series 2017-A 5.00%, 09/01/2028	2,620	2,752,601
Omaha Public Power District Series 2014-A 5.00%, 02/01/2032	2,775	2,845,484

		5,598,085

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Nevada – 0.7%
City of Carson City NV (Carson Tahoe Regional Healthcare) Series 2017 5.00%, 09/01/2042	$1,965	$1,997,267
City of Reno NV (County of Washoe NV Sales Tax Revenue) Series 2018-C Zero Coupon, 07/01/2058(b)	2,500	293,768
Clark County School District AGM Series 2019-B 3.00%, 06/15/2036	6,725	5,869,080
3.00%, 06/15/2037	4,305	3,646,640

		11,806,755

New Hampshire – 1.0%
National Finacnce Authority (New Hampshire Business Finance Authority) National Finance Authority Series 2022-2, Class X 0.688%, 10/01/2036(c)	4,000	205,662
New Hampshire Business Finance Authority Series 2022-1, Class A 4.375%, 09/20/2036	7,959	7,616,377
National Finance Authority Series 2020-1, Class A 4.125%, 01/20/2034	5,098	4,914,852
National Finance Authority Series 2022-2 0.35%, 09/20/2036	6,200	149,340
New Hampshire Business Finance Authority National Finance Authority Series 2022-2, Class A 4.00%, 10/20/2036	3,992	3,678,072

		16,564,303

New Jersey – 4.8%
Essex County Improvement Authority (Friends of TEAM Academy Charter School Obligated Group) Series 2021 4.00%, 06/15/2051	1,700	1,429,526
Morris-Union Jointure Commission (Morris-Union Jointure Commission COP) AGM Series 2013 5.00%, 08/01/2025	2,055	2,084,657

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) Series 2017-D 5.00%, 06/15/2034	$2,000	$2,099,595
5.00%, 06/15/2035	1,560	1,626,496
New Jersey Economic Development Authority (Port Newark Container Terminal LLC) Series 2017 5.00%, 10/01/2037	3,320	3,340,996
New Jersey Educational Facilities Authority (Ramapo College of New Jersey) AGM Series 2022-A 4.00%, 07/01/2042	725	702,162
4.00%, 07/01/2047	285	271,641
New Jersey Health Care Facilities Financing Authority (New Jersey Health Care Facilities Financing Authority State Lease) Series 2017 5.00%, 10/01/2034	5,000	5,280,324
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2027	5,000	5,283,458
5.00%, 06/15/2029	2,175	2,291,814
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2018-A 5.00%, 12/15/2033	1,640	1,759,008
5.00%, 12/15/2035	1,000	1,053,199
Series 2020-A 4.00%, 06/15/2045	7,585	6,928,862
New Jersey Turnpike Authority Series 2014-A 5.00%, 01/01/2033	4,750	4,898,387
Series 2015-E 5.00%, 01/01/2033	11,000	11,449,140
Series 2017-A 5.00%, 01/01/2034	5,000	5,368,514

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2020-D 5.00%, 01/01/2028	$7,200	$7,722,487
Tobacco Settlement Financing Corp./NJ Series 2018-B 5.00%, 06/01/2046	12,185	11,776,439
Union County Utilities Authority (County of Union NJ Lease) Series 2011-A 5.25%, 12/01/2031	4,215	4,222,702

		79,589,407

New York – 13.9%
Build NYC Resource Corp. (Albert Einstein College of Medicine, Inc.) Series 2016 5.50%, 09/01/2045(b)	7,015	7,048,203
City of New York NY Series 2019-B 4.00%, 10/01/2037	3,900	3,916,661
4.00%, 10/01/2039	1,825	1,822,818
4.00%, 10/01/2040	3,755	3,720,814
Series 2021 1.396%, 08/01/2027	5,205	4,477,790
Metropolitan Transportation Authority Series 2013-E 5.00%, 11/15/2032	5,000	5,041,166
Series 2016-A 4.00%, 11/15/2025	1,000	1,011,643
Series 2016-D 5.00%, 11/15/2027	1,000	1,041,403
5.00%, 11/15/2031	5,000	5,115,277
Series 2017-B 5.00%, 11/15/2024	1,755	1,805,290
Series 2017-C 5.00%, 11/15/2023	1,540	1,563,150
5.00%, 11/15/2024	1,045	1,074,945
5.00%, 11/15/2026	2,610	2,740,340
5.00%, 11/15/2028	1,000	1,037,619
5.00%, 11/15/2033	5,500	5,642,803
Series 2018-B 5.00%, 11/15/2026	1,000	1,049,939
Series 2020-A 5.00%, 02/01/2023	1,000	1,002,813
Series 2020-D 5.00%, 11/15/2043	1,000	985,154
Series 2020-E 4.00%, 11/15/2026	1,000	1,002,887

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

5.00%, 11/15/2027	$1,000	$1,049,478
5.00%, 11/15/2030	1,500	1,568,531
Series 2021-A 4.00%, 11/15/2050	2,000	1,654,204
Series 2021-D 2.883% (SOFR + 0.33%), 11/01/2035(a)	2,515	2,453,799
New York City Municipal Water Finance Authority Series 2014-D 5.00%, 06/15/2035	4,000	4,101,013
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease) Series 2018-S 5.00%, 07/15/2036	14,800	15,852,817
New York City Transitional Finance Authority Future Tax Secured Revenue Series 2014-B1 5.00%, 08/01/2032	4,000	4,128,427
Series 2014-D1 5.00%, 02/01/2034	5,000	5,111,951
Series 2016-B 5.00%, 08/01/2032	10,000	10,680,119
Series 2017-E1 5.00%, 02/01/2036	2,500	2,670,430
Series 2022 5.00%, 02/01/2044	3,000	3,244,882
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2015-E 5.00%, 03/15/2034	10,000	10,508,907
5.25%, 03/15/2033	2,000	2,122,179
Series 2020-D 4.00%, 02/15/2036	10,000	10,132,111
4.00%, 02/15/2047	6,000	5,706,052
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority) Series 2020 2.75%, 09/01/2050	2,000	1,894,474

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

New York State Thruway Authority (New York State Thruway Authority Gen Toll Road) Series 2016-A 5.00%, 01/01/2034	$2,070	$2,163,817
New York State Thruway Authority (State of New York Pers Income Tax) Series 2021-A 4.00%, 03/15/2041	7,480	7,343,804
Series 2022-A 5.00%, 03/15/2039	15,500	17,204,819
New York State Urban Development Corp. (State of New York Pers Income Tax) Series 2013-A 5.00%, 03/15/2043	5,000	5,017,503
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 4.00%, 01/01/2036	3,525	3,279,309
Series 2020 4.00%, 10/01/2030	6,500	6,320,630
4.375%, 10/01/2045	1,000	910,345
New York Transportation Development Corp. (JFK International Air Terminal LLC) Series 2022 5.00%, 12/01/2039	2,000	2,007,421
Niagara Area Development Corp. (Covanta Holding Corp.) Series 2018-A 4.75%, 11/01/2042(b)	3,235	2,914,478
Oneida County Local Development Corp. (Hamilton College) Series 2021 5.00%, 07/01/2051	3,200	3,612,343
Port Authority of New York & New Jersey Series 2014 5.00%, 09/01/2030	10,000	10,214,339
5.00%, 09/01/2031	3,750	3,827,188
Series 2021-2 4.00%, 07/15/2046	4,635	4,248,308
Triborough Bridge & Tunnel Authority Series 2020-A 5.00%, 11/15/2054	2,000	2,105,044

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021-A 2.591%, 05/15/2036	$2,000	$1,504,050
2.917%, 05/15/2040	2,000	1,450,153
4.00%, 05/15/2046	3,000	2,885,867
Series 2021-B 4.00%, 05/15/2056	5,000	4,655,078
Series 2022-C 5.00%, 05/15/2047	5,000	5,386,872
5.25%, 05/15/2052	5,000	5,489,693
Series 2022-E 3.603% (SOFR + 1.05%), 04/01/2026(a)	4,000	4,019,386
Westchester County Local Development Corp. (Westchester County Health Care Corp. Obligated Group) Series 2016 5.00%, 11/01/2046	2,000	2,001,096

		232,541,632

North Carolina – 0.4%
Fayetteville State University Series 2023 4.00%, 04/01/2024(b)(d)	140	141,687
4.00%, 04/01/2025(b)(d)	335	337,554
5.00%, 04/01/2026(b)(d)	375	389,018
State of North Carolina (State of North Carolina Fed Hwy Grant) Series 2015 5.00%, 03/01/2030	5,000	5,226,173

		6,094,432

Ohio – 2.8%
Buckeye Tobacco Settlement Financing Authority Series 2020-B 5.00%, 06/01/2055	15,925	14,590,910
County of Allen/OH Hospital Facilities Revenue (Bon Secours Mercy Health, Inc.) Series 2020 4.00%, 12/01/2040	4,490	4,366,187
County of Cuyahoga OH (MetroHealth System (The)) Series 2017 5.00%, 02/15/2042	8,000	8,102,418

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

County of Hamilton OH (UC Health Obligated Group) Series 2020 5.00%, 09/15/2050	$3,045	$3,051,275
County of Washington OH (Marietta Area Health Care, Inc. Obligated Group) Series 2022 6.625%, 12/01/2042	2,000	1,985,942
6.75%, 12/01/2052	1,000	986,646
Ohio Higher Educational Facility Commission (University of Dayton) Series 2022 5.00%, 02/01/2040	7,195	7,611,721
5.00%, 02/01/2052	4,000	4,153,012
Ohio Water Development Authority Water Pollution Control Loan Fund Series 2020-A 5.00%, 12/01/2038	1,095	1,222,341

		46,070,452

Oklahoma – 0.5%
Oklahoma Development Finance Authority Oklahoma Development Finance Authority Series 2022 4.714%, 05/01/2052	5,000	4,637,025
Oklahoma Development Finance Authority (Gilcrease Expressway West) Series 2020 1.625%, 07/06/2023	785	771,415
Oklahoma Development Finance Authority (OU Medicine Obligated Group) Series 2022-A 5.50%, 08/15/2044	2,360	2,223,093

		7,631,533

Oregon – 0.8%
Medford Hospital Facilities Authority (Asante Health System Obligated Group) Series 2020-A 4.00%, 08/15/2050	5,000	4,566,486
Port of Portland OR Airport Revenue Series 2019 5.00%, 07/01/2049	5,000	5,100,774
Series 2022-2 4.00%, 07/01/2047	5,000	4,494,030

		14,161,290

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Other – 0.4%
Federal Home Loan Mortgage Corp. Series 2021-ML12, Class AUS 2.34%, 07/25/2041(b)	$1,983	$1,542,611
Federal Home Loan Mortgage Corp. Multifamily VRD Certificates 2.65%, 06/15/2036(b)	5,435	4,415,654

		5,958,265

Pennsylvania – 3.4%
Allegheny County Airport Authority Series 2021-A 4.00%, 01/01/2037	2,000	1,934,457
Berks County Industrial Development Authority (Tower Health Obligated Group) Series 2017 5.00%, 11/01/2047	600	406,518
Berks County Municipal Authority (The) (Tower Health Obligated Group) Series 2020-B 5.00%, 02/01/2040	2,000	1,879,731
Bucks County Industrial Development Authority (Grand View Hospital/Sellersville PA Obligated Group) Series 2021 5.00%, 07/01/2027	1,000	1,033,047
Chambersburg Area Municipal Authority (Wilson College) Series 2018 5.75%, 10/01/2038	2,350	2,290,267
5.75%, 10/01/2043	5,000	4,749,526
Chester County Industrial Development Authority (Collegium Charter School) Series 2022 5.00%, 10/15/2032(b)	1,000	983,137
Cumberland County Municipal Authority (Penn State Health Obligated Group) Series 2019 3.00%, 11/01/2038	1,875	1,514,706
4.00%, 11/01/2036	335	332,319

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Geisinger Authority (Geisinger Health System Obligated Group) Series 2020 4.00%, 04/01/2039	$3,820	$3,707,103
4.00%, 04/01/2050	5,000	4,536,355
5.00%, 04/01/2043	6,250	6,807,213
Montgomery County Higher Education and Health Authority (Thomas Jefferson University Obligated Group) Series 2022 5.00%, 05/01/2057	2,000	2,000,583
Montgomery County Industrial Development Authority/PA (ACTS Retirement-Life Communities, Inc. Obligated Group) Series 2020 5.00%, 11/15/2045	440	423,143
Moon Industrial Development Authority (Baptist Homes Society Obligated Group) Series 2015 6.125%, 07/01/2050	1,000	842,676
Moon Industrial Development Authority (Baptist Homes Society) Series 2015 6.00%, 07/01/2045	5,375	4,591,271
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP) Series 2015 5.00%, 06/30/2042	1,000	1,001,931
Pennsylvania Economic Development Financing Authority (UPMC Obligated Group) Series 2022-C 2.60% (MUNIPSA + 0.70%), 11/15/2047(a)	5,000	4,845,660
Pennsylvania Turnpike Commission Series 2019-A 5.00%, 12/01/2038	2,655	2,807,297
Series 2022-A 5.00%, 12/01/2036	1,000	1,122,919

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Pennsylvania Turnpike Commission (Pennsylvania Turnpike Commission Oil Franchise Tax) Series 2018-B 5.00%, 12/01/2038	$1,500	$1,594,044
5.00%, 12/01/2039	3,000	3,174,548
Philadelphia Authority for Industrial Development (Greater Philadelphia Health Action, Inc.) Series 2015-A 6.375%, 06/01/2040	3,100	3,031,378
Philadelphia Gas Works Co. Series 2017 5.00%, 08/01/2042	2,000	2,079,970

		57,689,799

Puerto Rico – 1.4%
Children’s Trust Fund Series 2008-A Zero Coupon, 05/15/2057	30,000	1,982,640
Commonwealth of Puerto Rico Series 2022-A 5.068%, 11/01/2051	3,875	1,729,219
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2024	6	5,790
Zero Coupon, 07/01/2033	564	308,782
4.00%, 07/01/2033	484	420,549
4.00%, 07/01/2035	17	14,412
4.00%, 07/01/2037	15	12,118
4.00%, 07/01/2041	20	15,836
4.00%, 07/01/2046	21	15,819
5.25%, 07/01/2023	511	512,663
5.375%, 07/01/2025	621	629,512
5.625%, 07/01/2027	861	880,608
5.625%, 07/01/2029	600	614,511
5.75%, 07/01/2031	170	174,149
Series 2022-C 0.00%, 11/01/2043	7,302	3,322,218
PR Custodial Trust Series 2022 5.50%, 07/01/2029	61	62,679
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	1,895	1,894,067

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Puerto Rico Highway & Transportation Authority AGC Series 2005-L 5.25%, 07/01/2041	$1,370	$1,352,730
AGC Series 2007-C 5.50%, 07/01/2031	190	193,158
AGC Series 2007-N 5.25%, 07/01/2034	1,915	1,896,111
5.25%, 07/01/2036	2,015	1,993,277
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	3,550	3,677,329
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2029	1,595	1,158,379
Series 2019-A 4.329%, 07/01/2040	1,504	1,358,744

		24,225,300

South Carolina – 2.5%
Columbia Housing Authority/SC Series 2022 4.80%, 11/01/2024	500	485,317
5.26%, 11/01/2032	100	96,918
5.41%, 11/01/2039	1,240	1,174,195
6.28%, 11/01/2039	100	94,403
South Carolina Jobs-Economic Development Authority (Bon Secours Mercy Health, Inc.) Series 2020 5.00%, 12/01/2046	2,855	2,987,895
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.50%, 06/01/2051(b)	1,450	1,037,456
South Carolina Jobs-Economic Development Authority (Prisma Health Obligated Group) Series 2018-A 5.00%, 05/01/2048	1,000	1,014,821

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

South Carolina Jobs-Economic Development Authority (PSG Patriot’s Place Apartments LLC) Series 2022 0.00%, 06/01/2052	$1,620	$1,081,299
South Carolina Public Service Authority Series 2016-A 5.00%, 12/01/2036	4,750	4,856,885
Series 2016-B 5.00%, 12/01/2036	2,000	2,050,909
5.00%, 12/01/2046	4,525	4,575,923
5.00%, 12/01/2056	6,250	6,234,255
Series 2020-A 4.00%, 12/01/2042	2,000	1,836,226
Series 2021-B 4.00%, 12/01/2038	1,500	1,453,345
Series 2022-A 4.00%, 12/01/2047	10,000	8,795,815
4.00%, 12/01/2052	5,000	4,282,802

		42,058,464

Tennessee – 1.7%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(b)	2,785	2,601,600
5.125%, 12/01/2042(b)	1,325	1,213,104
Chattanooga Health Educational & Housing Facility Board (CommonSpirit Health) Series 2019-A 4.00%, 08/01/2037	345	321,590
4.00%, 08/01/2038	495	457,363
5.00%, 08/01/2049	1,675	1,683,332
Knox County Industrial Development Board (Tompaul Knoxville LLC) Series 2022 9.25%, 11/01/2042(b)(d)	1,000	1,001,009
9.50%, 09/01/2052(b)(d)	1,000	1,000,942
Memphis-Shelby County Airport Authority Series 2020-B 5.00%, 07/01/2023	3,000	3,031,722
5.00%, 07/01/2024	3,500	3,594,004
5.00%, 07/01/2025	2,250	2,334,043

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Vanderbilt University Medical Center Obligated Group) Series 2016 5.00%, 07/01/2035	$4,325	$4,456,650
Tennergy Corp/TN (Goldman Sachs Group, Inc. (The)) Series 2022-A 5.50%, 10/01/2053(d)	5,000	5,222,150
Wilson County Health & Educational Facilities Board Series 2021 4.00%, 12/01/2039	1,000	751,822
4.25%, 12/01/2024	1,000	936,992

		28,606,323

Texas – 6.8%
Abilene Convention Center Hotel Development Corp. (City of Abilene TX Abilene Convention Center Revenue) Series 2021-B 5.00%, 10/01/2050(b)	500	420,602
Arlington Higher Education Finance Corp. (Harmony Public Schools) Series 2016-A 5.00%, 02/15/2033	1,410	1,484,858
Bexar County Hospital District Series 2018 5.00%, 02/15/2048	9,000	9,406,113
Board of Regents of the University of Texas System Series 2020-A 5.00%, 08/15/2040	2,980	3,433,326
Central Texas Regional Mobility Authority Series 2016 5.00%, 01/01/2032	1,600	1,670,459
5.00%, 01/01/2033	1,300	1,349,096
5.00%, 01/01/2034	1,350	1,397,665
Central Texas Turnpike System Series 2015-C 5.00%, 08/15/2034	10,000	10,196,758

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

City of Houston TX (City of Houston TX Hotel Occupancy Tax) Series 2015 5.00%, 09/01/2031	$2,500	$2,553,160
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2014 5.00%, 07/01/2029	505	505,814
Series 2015-B 5.00%, 07/15/2030	4,650	4,675,795
Series 2018 5.00%, 07/15/2028	1,300	1,315,833
City of San Antonio TX Electric & Gas Systems Revenue Series 2021-A 5.00%, 02/01/2046	1,500	1,583,410
County of Harris TX Series 2020-A 3.00%, 10/01/2045	1,600	1,251,587
Dallas Fort Worth International Airport Series 2022-A 4.507%, 11/01/2051	1,000	897,935
Grand Parkway Transportation Corp. Series 2018-A 5.00%, 10/01/2035	7,860	8,494,019
5.00%, 10/01/2036	10,000	10,767,948
Hidalgo County Regional Mobility Authority Series 2022-B Zero Coupon, 12/01/2042	2,000	649,144
Irving Hospital Authority (Baylor Medical Center at Irving) Series 2017-A 5.00%, 10/15/2044	1,785	1,810,598
Katy Independent School District Series 2022 4.00%, 02/15/2047	1,000	998,678
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(b)	4,500	4,352,353
New Hope Cultural Education Facilities Finance Corp. (Army Retirement Residence Obligated Group) Series 2022 5.75%, 07/15/2052	1,000	937,952

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

New Hope Cultural Education Facilities Finance Corp. (BSPV – Plano LLC) Series 2019 7.25%, 12/01/2053(f)(g)	$1,000	$900,000
New Hope Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc. Obligated Group) Series 2021 2.00%, 11/15/2061	3,955	1,820,340
7.50%, 11/15/2036	970	830,193
7.50%, 11/15/2037	150	122,288
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries Obligated Group) Series 2020 5.00%, 01/01/2055	425	348,770
Series 2022 5.00%, 01/01/2057	1,000	796,400
Newark Higher Education Finance Corp. (Abilene Christian University) Series 2022 4.00%, 04/01/2057	5,000	4,253,080
North East Texas Regional Mobility Authority Series 2016 5.00%, 01/01/2046	3,330	3,326,267
North Texas Tollway Authority (North Texas Tollway System) Series 2015-A 5.00%, 01/01/2034	10,585	10,938,482
5.00%, 01/01/2035	5,000	5,151,079
Series 2015-B 5.00%, 01/01/2034	1,700	1,761,975
Series 2016-A 5.00%, 01/01/2036	1,000	1,045,760
AGC Series 2008 Zero Coupon, 01/01/2036	7,200	4,100,124
Port Beaumont Navigation District (Jefferson Railport Terminal II LLC) Series 2021 1.875%, 01/01/2026(b)	850	769,810

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Tarrant County Cultural Education Facilities Finance Corp. (Edgemere Retirement Senior Quality Lifestyles Corp.) Series 2015-A 5.00%, 11/15/2045(f)(g)	$3,785	$1,514,000
Series 2015-B 5.00%, 11/15/2036(f)(g)	1,850	740,000
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way) Series 2020-A 5.75%, 12/01/2054	2,118	1,487,869
Texas State Public Finance Authority Charter School Finance Corp. (KIPP Texas, Inc.) Series 2014-A 5.00%, 08/15/2032	1,385	1,427,642
5.00%, 08/15/2034	1,945	2,002,270

		113,489,452

Utah – 0.2%
City of Salt Lake City UT Airport Revenue Series 2017-A 5.00%, 07/01/2047	3,265	3,303,709

Virginia – 0.5%
Align Affordable Housing Bond Fund LP (Park Landing LP) Series 2022-2 5.66%, 08/01/2052	884	801,331
Arlington County Industrial Development Authority (Virginia Hospital Center Arlington Health System/VA) Series 2020 4.00%, 07/01/2038	515	516,648
4.00%, 07/01/2045	690	661,261
Cherry Hill Community Development Authority (Potomac Shores Project) Series 2015 5.40%, 03/01/2045(b)	1,415	1,386,171
Virginia Small Business Financing Authority (95 Express Lanes LLC) Series 2022 4.00%, 01/01/2048	3,000	2,500,104

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Virginia Small Business Financing Authority (National Senior Campuses, Inc. Obligated Group) Series 2020 5.00%, 01/01/2028	$2,100	$2,228,999

		8,094,514

Washington – 2.8%
City of Seattle WA Municipal Light & Power Revenue Series 2021-A 4.00%, 07/01/2035	5,000	5,177,750
Energy Northwest (Bonneville Power Administration) Series 2021 4.00%, 07/01/2042	10,000	10,029,935
Grays Harbor County Public Hospital District No. 2 Series 2018 5.00%, 12/15/2048	5,650	5,754,123
Port of Seattle WA Series 2019 4.00%, 04/01/2044	2,175	1,939,819
Series 2021 4.00%, 08/01/2040	2,000	1,850,524
Spokane County School District No. 81 Spokane Series 2012 3.00%, 12/01/2031	2,000	1,926,436
Washington Economic Development Finance Authority (Mura Cascade ELP LLC) Series 2022 3.90%, 12/01/2042(b)(d)	10,000	10,014,328
Washington Health Care Facilities Authority (Seattle Cancer Care Alliance Obligated Group) Series 2020 4.00%, 09/01/2045	455	412,560
5.00%, 09/01/2039	450	470,163
5.00%, 09/01/2040	700	728,195
5.00%, 09/01/2045	430	442,779
5.00%, 09/01/2050	500	510,760
Series 2021 3.00%, 12/01/2034(b)	425	376,418
4.00%, 12/01/2048(b)	1,740	1,554,458
5.00%, 12/01/2027(b)	440	471,647

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

5.00%, 12/01/2028(b)	$305	$329,757
5.00%, 12/01/2029(b)	170	184,808
5.00%, 12/01/2030(b)	265	288,825
5.00%, 12/01/2031(b)	265	286,452
5.00%, 12/01/2032(b)	225	242,587
5.00%, 12/01/2033(b)	245	262,929
Washington State Housing Finance Commission Series 2021-1, Class A 3.50%, 12/20/2035	2,314	2,074,068
Washington State Housing Finance Commission Series 2021-1, Class X 0.726%, 12/20/2035(c)	1,962	101,323
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2019-A 5.00%, 01/01/2044(b)	1,000	824,123
5.00%, 01/01/2055(b)	365	283,157

		46,537,924

West Virginia – 0.2%
Tobacco Settlement Finance Authority/WV Series 2020 3.00%, 06/01/2035	922	836,998
4.875%, 06/01/2049	2,000	1,716,385
West Virginia Economic Development Authority (Arch Resources, Inc.) Series 2021 4.125%, 07/01/2045	435	424,031

		2,977,414

Wisconsin – 3.5%
St. Croix Chippewa Indians of Wisconsin Series 2021 5.00%, 09/30/2041(b)	1,000	760,724
Wisconsin Center District (Wisconsin Center District Ded Tax) Series 2022 5.25%, 12/15/2061(b)	1,000	995,778
Wisconsin Health & Educational Facilities Authority (Gundersen Lutheran Obligated Group) Series 2021 4.00%, 10/15/2035	1,375	1,381,309
4.00%, 10/15/2036	2,600	2,601,181

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Wisconsin Health & Educational Facilities Authority (St. Camillus Health System Obligated Group) Series 2019 2.25%, 11/01/2026	$30	$29,998
5.00%, 11/01/2046	250	211,187
5.00%, 11/01/2054	215	174,750
Wisconsin Health & Educational Facilities Authority (Thedacare, Inc. Obligated Group) Series 2019 4.00%, 12/15/2035	305	304,107
4.00%, 12/15/2036	335	333,863
4.00%, 12/15/2037	320	315,629
4.00%, 12/15/2038	335	328,372
Wisconsin Housing & Economic Development Authority (Roers Sun Prairie Apartments Owner LLC) Series 2022 4.625%, 03/15/2040(b)	255	218,443
Series 2022-A 3.875%, 12/01/2039(b)	1,170	994,682
Wisconsin Public Finance Authority Series 2022 6.00%, 02/01/2062(b)	1,700	1,601,315
Wisconsin Public Finance Authority (ACTS Retirement-Life Communities, Inc. Obligated Group) Series 2020 5.00%, 11/15/2041	500	491,573
Wisconsin Public Finance Authority (Beyond Boone LLC) AGM Series 2019 5.00%, 07/01/2054	775	780,386
5.00%, 07/01/2058	750	755,212
Wisconsin Public Finance Authority (Blue Ridge Healthcare Obligated Group) Series 2020 5.00%, 01/01/2035	500	527,697
5.00%, 01/01/2036	500	524,849
5.00%, 01/01/2037	500	520,451
Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041(b)	6,750	6,074,559

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Wisconsin Public Finance Authority (Celanese US Holdings LLC) Series 2016-A 5.00%, 01/01/2024	$3,395	$3,421,495
Series 2016-B 5.00%, 12/01/2025	1,795	1,827,444
Wisconsin Public Finance Authority (CFC-SA LLC) Series 2022 5.00%, 02/01/2052	1,150	1,064,421
5.75%, 02/01/2052(b)	1,500	1,376,286
Wisconsin Public Finance Authority (CHF – Wilmington LLC) AGM Series 2018 5.00%, 07/01/2053	3,315	3,362,299
Wisconsin Public Finance Authority (Moses H Cone Memorial Hospital Obligated Group) Series 2022-A 5.00%, 10/01/2052	15,000	15,522,698
Wisconsin Public Finance Authority (Pine Lake Preparatory, Inc.) Series 2015 5.50%, 03/01/2045(b)	3,465	3,494,539
Wisconsin Public Finance Authority (Queens University of Charlotte) Series 2022 5.25%, 03/01/2042	2,000	2,018,911
Wisconsin Public Finance Authority (Roseman University of Health Sciences) Series 2015 5.875%, 04/01/2045	1,000	1,002,382
Wisconsin Public Finance Authority (Samaritan Housing Foundation Obligated Group) Series 2021 4.00%, 06/01/2056(b)	5,500	3,491,545
Series 2022 4.00%, 06/01/2049(b)	1,000	671,909
Wisconsin Public Finance Authority (Southeastern Regional Medical Center Obligated Group) Series 2022 5.00%, 02/01/2033	2,000	2,117,085

		59,297,079

Total Municipal Obligations (cost $1,723,794,761)		1,603,629,854

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

	Principal Amount (000)	U.S. $ Value

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.4%
Agency CMBS – 0.4%
California Housing Finance Agency Series 2021-2, Class A 3.75%, 03/25/2035	$4,935	$4,843,209
Series 2021-3, Class X 0.78%, 08/20/2036(c)	2,265	139,203
Federal Home Loan Mortgage Corp. Series 2021-ML10, Class ACA 2.046%, 06/25/2038	985	742,143
Series 2021-ML10, Class AUS 2.032%, 01/25/2038	1,281	973,483
Series 2022-ML13, Class XCA 0.95%, 07/25/2036(b)(c)	1,600	93,092
Series 2022-ML13, Class XUS 0.98%, 09/25/2036(b)(c)	2,700	189,777

Total Commercial Mortgage-Backed Securities (cost $8,602,399)		6,980,907

CORPORATES – NON-INVESTMENT GRADE – 0.0%
Financial Institutions – 0.0%
Banking – 0.0%
UMB Financial Corp. 10.00%, 01/01/2049(h)(i) (cost $740,705)	741	737,438

	Shares
SHORT-TERM INVESTMENTS – 3.7%
Investment Companies – 3.7%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 3.50%(j)(k)(l) (cost $61,249,544)	61,249,544	61,249,544

Total Investments – 99.8% (cost $1,794,387,409)		1,672,597,743
Other assets less liabilities – 0.2%		2,632,674

Net Assets – 100.0%		$1,675,230,417

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation (Depreciation)
USD	11,290	01/15/2025	2.565%	CPI#	Maturity	$998,733	$	– 0	–	$998,733
USD	5,645	01/15/2025	2.585%	CPI#	Maturity	494,917		– 0	–	494,917
USD	5,645	01/15/2025	2.613%	CPI#	Maturity	488,795		– 0	–	488,795
USD	3,730	01/15/2025	4.028%	CPI#	Maturity	110,395		– 0	–	110,395
USD	12,930	01/15/2026	CPI#	3.720%	Maturity	(390,773)		– 0	–	(390,773)
USD	17,700	01/15/2027	CPI#	3.466%	Maturity	(596,717)		(19,878)		(576,839)
USD	17,500	01/15/2027	CPI#	3.320%	Maturity	(745,739)		– 0	–	(745,739)
USD	14,020	01/15/2027	CPI#	3.323%	Maturity	(594,888)		– 0	–	(594,888)
USD	37,280	01/15/2028	1.230%	CPI#	Maturity	6,594,511		– 0	–	6,594,511
USD	30,890	01/15/2028	0.735%	CPI#	Maturity	6,557,339		– 0	–	6,557,339
USD	31,250	01/15/2029	CPI#	3.390%	Maturity	(685,724)		– 0	–	(685,724)
USD	20,860	01/15/2029	CPI#	3.735%	Maturity	137,805		– 0	–	137,805
USD	14,020	01/15/2029	CPI#	3.290%	Maturity	(421,925)		– 0	–	(421,925)
USD	10,715	01/15/2030	1.572%	CPI#	Maturity	1,798,634		– 0	–	1,798,634
USD	10,715	01/15/2030	1.587%	CPI#	Maturity	1,784,101		– 0	–	1,784,101
USD	10,500	01/15/2031	2.782%	CPI#	Maturity	682,007		– 0	–	682,007
USD	10,000	01/15/2031	2.680%	CPI#	Maturity	748,402		– 0	–	748,402
USD	8,450	01/15/2031	2.989%	CPI#	Maturity	377,412		– 0	–	377,412
USD	8,300	01/15/2032	CPI#	3.064%	Maturity	(264,945)		– 0	–	(264,945)
USD	8,280	04/15/2032	CPI#	2.909%	Maturity	(372,547)		– 0	–	(372,547)

						$16,699,793		$(19,878)		$16,719,671

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation (Depreciation)
USD	30,000	01/15/2027	1 Day SOFR	2.540%	Annual	$(1,348,454)	$	– 0	–	$(1,348,454)
USD	20,000	01/15/2027	1 Day SOFR	2.143%	Annual	(1,134,092)		– 0	–	(1,134,092)
USD	33,000	01/15/2029	1.363%	3 Month LIBOR	Semi-Annual/ Quarterly	4,310,290		(21,758)		4,332,048
USD	35,000	04/15/2032	2.120%	1 Day SOFR	Annual	3,487,966		– 0	–	3,487,966
USD	34,000	04/15/2032	3.591%	1 Day SOFR	Annual	(566,976)		– 0	–	(566,976)
USD	19,500	04/15/2032	2.569%	1 Day SOFR	Annual	1,197,793		– 0	–	1,197,793
USD	17,850	04/15/2032	1.280%	1 Day SOFR	Annual	3,065,150		– 0	–	3,065,150
USD	17,000	04/15/2032	1.737%	1 Day SOFR	Annual	2,252,316		– 0	–	2,252,316

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation (Depreciation)
USD	15,000	04/15/2032	1.848%	1 Day SOFR	Annual	$1,845,061	$	– 0	–	$1,845,061
USD	10,000	04/15/2032	3.063%	1 Day SOFR	Annual	255,731		– 0	–	255,731
USD	10,000	04/15/2032	3.066%	1 Day SOFR	Annual	253,274		– 0	–	253,274

						$13,618,059		$(21,758)		$13,639,817

INTEREST RATE SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation (Depreciation)
Citibank, N.A.	USD	22,105	10/09/2029	1.125%	SIFMA*	Quarterly	$2,479,684	$	– 0	–	$2,479,684

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at November 30, 2022.

(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At November 30, 2022, the aggregate market value of these securities amounted to $148,286,527 or 8.9% of net assets.

(c)	IO – Interest Only.

(d)	When-Issued or delayed delivery security.

(e)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Plymouth Educational Center Charter School Series 2005 5.375%, 11/01/2030	11/01/2030	$2,000,000	$1,220,000	0.07%

(f)	Non-income producing security.

(g)	Defaulted.

(h)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(i)	Fair valued by the Adviser.

(j)	Affiliated investments.

(k)	The rate shown represents the 7-day yield as of period end.

(l)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

As of November 30, 2022, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 4.5% and 0.0%, respectively.

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PORTFOLIO OF INVESTMENTS (continued)

AB NATIONAL PORTFOLIO

Glossary:

ACA – ACA Financial Guaranty Corporation

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

CFD – Community Facilities District

CMBS – Commercial Mortgage-Backed Securities

COP – Certificate of Participation

CPI – Consumer Price Index

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rate

MUNIPSA – SIFMA Municipal Swap Index

NATL – National Interstate Corporation

SOFR – Secured Overnight Financing Rate

UPMC – University of Pittsburgh Medical Center

XLCA – XL Capital Assurance Inc.

See notes to financial statements.

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PORTFOLIO OF INVESTMENTS

AB NEW YORK PORTFOLIO

November 30, 2022 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 97.0%
Long-Term Municipal Bonds – 97.0%
New York – 90.1%
Brookhaven Local Development Corp. (Jefferson’s Ferry) Series 2016 5.25%, 11/01/2036	$1,500	$1,531,805
Series 2020 4.00%, 11/01/2045	1,000	838,008
Broome County Local Development Corp. (Good Shepherd Village at Endwell Obligated Group) Series 2021 4.00%, 01/01/2047	1,000	739,410
Buffalo & Fort Erie Public Bridge Authority Series 2017 5.00%, 01/01/2042	2,250	2,339,947
Build NYC Resource Corp. (Albert Einstein College of Medicine, Inc.) Series 2016 5.50%, 09/01/2045(a)	960	964,544
Build NYC Resource Corp. (City University of New York (The)) Series 2014-A 5.00%, 06/01/2030	1,110	1,139,181
5.00%, 06/01/2033	1,320	1,351,783
5.00%, 06/01/2034	550	562,838
Build NYC Resource Corp. (Grand Concourse Acadmey Charter School) Series 2022 5.00%, 07/01/2056	540	524,958
5.00%, 07/01/2062	6,000	5,764,753
Build NYC Resource Corp. (Integration Charter Schools) Series 2021 5.00%, 06/01/2051(a)	1,500	1,329,864
Build NYC Resource Corp. (Metropolitan College of New York) Series 2014 5.25%, 11/01/2029	2,305	2,306,964
5.50%, 11/01/2044	1,625	1,539,817
Build NYC Resource Corp. (Metropolitan Lighthouse Charter School) Series 2017 5.00%, 06/01/2052(a)	500	446,384

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Build NYC Resource Corp. (NEW World Preparatory Charter School) Series 2021 4.00%, 06/15/2051	$735	$547,394
4.00%, 06/15/2056	700	502,686
Build NYC Resource Corp. (Shefa School) Series 2021-A 5.00%, 06/15/2051(a)	2,000	1,816,789
City of New York NY Series 2016-B 5.00%, 12/01/2034	2,000	2,134,540
Series 2021 1.396%, 08/01/2027	5,905	5,079,990
Series 2021-D 1.723%, 08/01/2029	3,000	2,475,162
1.823%, 08/01/2030	3,000	2,416,990
County of Nassau NY Series 2016-A 5.00%, 01/01/2038	1,000	1,045,024
Series 2016-C 5.00%, 04/01/2036	5,085	5,346,518
Dutchess County Local Development Corp. (Bard College) Series 2020-A 5.00%, 07/01/2045(a)	3,000	2,767,178
Series 2020-B 5.918%, 07/01/2039(a)	1,460	1,424,946
Dutchess County Local Development Corp. (Nuvance Health Obligated Group) Series 2016-B 5.00%, 07/01/2046	4,980	4,984,972
Hempstead Town Local Development Corp. (Molloy College) Series 2014 5.00%, 07/01/2034	1,845	1,870,980
5.00%, 07/01/2039	1,100	1,110,559
Hudson Yards Infrastructure Corp. Series 2017-A 5.00%, 02/15/2042	5,000	5,224,981
Huntington Local Development Corp. (Gurwin Independent Housing Obligated Group) Series 2021 3.00%, 07/01/2025	1,175	1,130,821

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Jefferson County Industrial Development Agency (ReEnergy Black River LLC) Series 2019 5.25%, 01/01/2024(b)(c)	$1,000	$200,000
Long Island Power Authority Series 2014-A 5.00%, 09/01/2035	1,000	1,028,786
Series 2016-B 5.00%, 09/01/2030	5,000	5,363,386
5.00%, 09/01/2033	3,515	3,744,728
Metropolitan Transportation Authority Series 2014-B 5.00%, 11/15/2044	12,000	11,789,708
Series 2017-C 5.00%, 11/15/2033	5,000	5,129,820
Series 2021 2.983% (SOFR + 0.43%), 11/01/2026(d)	660	639,175
AGM Series 2021 3.103% (SOFR + 0.55%), 11/01/2032(d)	1,000	982,447
3.346% (SOFR + 0.80%), 11/01/2032(d)	1,285	1,226,454
Metropolitan Transportation Authority (Metropolitan Transportation Authority Dedicated Tax Fund) Series 2016-A 5.25%, 11/15/2034	10,740	11,560,793
5.25%, 11/15/2035	5,000	5,372,499
Monroe County Industrial Development Corp./NY (Academy of Health Sciences Charter School) Series 2022 5.875%, 07/01/2052(a)	2,000	1,918,791
Monroe County Industrial Development Corp./NY (Rochester General Hospital (The)) Series 2017 5.00%, 12/01/2034	1,150	1,186,331
Monroe County Industrial Development Corp./NY (Rochester Regional Health Obligated Group) Series 2020 4.00%, 12/01/2035	3,015	2,830,227
4.00%, 12/01/2038	1,200	1,099,796
4.00%, 12/01/2039	1,000	904,485

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Monroe County Industrial Development Corp./NY (St. Ann’s of Greater Rochester Obligated Group) Series 2019 5.00%, 01/01/2040	$2,150	$1,814,229
Nassau County Industrial Development Agency (Amsterdam House Continuing Care Retirement Community, Inc.) Series 2021 5.00%, 01/01/2058	1,447	710,766
9.00%, 01/01/2041(a)	720	599,392
New York City Municipal Water Finance Authority Series 2013-BB 5.00%, 06/15/2046	5,000	5,041,450
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease) Series 2015-S 5.00%, 07/15/2035	5,160	5,351,399
Series 2018-S 5.00%, 07/15/2043	7,000	7,380,255
New York City Transitional Finance Authority Future Tax Secured Revenue Series 2013-I 5.00%, 05/01/2032	4,995	5,036,354
5.00%, 05/01/2032 (Pre-refunded/ETM)	5	5,049
5.00%, 05/01/2033	7,500	7,561,472
Series 2016-F 5.00%, 02/01/2032	10,000	10,602,561
Series 2022 4.00%, 02/01/2047	5,000	4,748,095
New York Convention Center Development Corp. (New York Convention Center Development Corp. Hotel Occupancy Tax) Series 2015 5.00%, 11/15/2034	9,220	9,510,531
5.00%, 11/15/2035	6,000	6,166,465
New York Liberty Development Corp. (One Bryant Park LLC) Series 2019 2.625%, 09/15/2069	7,780	6,983,280
2.80%, 09/15/2069	5,780	5,215,205

158 | AB MUNICIPAL INCOME FUND	abfunds.com

PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

	Principal Amount (000)	U.S. $ Value

New York Liberty Development Corp. (Port Authority of New York & New Jersey) Series 2021-1 3.00%, 02/15/2042	$3,000	$2,336,491
New York State Dormitory Authority (Catholic Health System Obligated Group) Series 2019 5.00%, 07/01/2035	1,310	1,076,973
New York State Dormitory Authority (Icahn School of Medicine at Mount Sinai) Series 2015-A 5.00%, 07/01/2031	3,000	3,112,481
5.00%, 07/01/2033	3,000	3,102,855
New York State Dormitory Authority (Iona College) Series 2021-A 5.00%, 07/01/2046	375	385,309
5.00%, 07/01/2051	1,200	1,226,027
Series 2022-2 5.00%, 07/01/2037	200	212,139
5.00%, 07/01/2042	275	286,047
New York State Dormitory Authority (Montefiore Obligated Group) Series 2018 5.00%, 08/01/2032	1,950	1,979,463
5.00%, 08/01/2033	2,000	2,022,317
5.00%, 08/01/2035	1,515	1,499,120
Series 2020 4.00%, 09/01/2037	800	693,995
4.00%, 09/01/2039	1,345	1,147,022
New York State Dormitory Authority (New School (The)) Series 2016-A 5.00%, 07/01/2035	2,815	2,897,841
5.00%, 07/01/2036	3,000	3,080,223
New York State Dormitory Authority (New York State Dormitory Authority Lease) Series 2018-E 5.00%, 03/15/2048	5,000	5,267,312
New York State Dormitory Authority (Northwell Health Obligated Group) Series 2015-A 5.00%, 05/01/2033	5,000	5,140,002
Series 2022 4.25%, 05/01/2052	5,000	4,784,902

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

	Principal Amount (000)	U.S. $ Value

New York State Dormitory Authority (NYU Langone Hospitals) Series 2014 5.00%, 07/01/2031	$1,000	$1,023,812
New York State Dormitory Authority (Orange Regional Medical Center Obligated Group) Series 2017 5.00%, 12/01/2032(a)	1,000	1,010,222
5.00%, 12/01/2033(a)	1,000	1,009,010
5.00%, 12/01/2037(a)	2,000	2,004,570
New York State Dormitory Authority (Pratt Institute) Series 2016 5.00%, 07/01/2030	1,000	1,055,306
New York State Dormitory Authority (Rochester Institute of Technology) Series 2020-A 5.00%, 07/01/2036	1,115	1,215,397
5.00%, 07/01/2040	1,265	1,360,217
New York State Dormitory Authority (St. John’s University/NY) Series 2015-A 5.00%, 07/01/2033	1,000	1,035,284
5.00%, 07/01/2034	1,000	1,032,959
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2017-B 5.00%, 02/15/2033	12,095	13,148,303
Series 2022-A 4.00%, 03/15/2042	5,000	4,888,372
New York State Dormitory Authority (Wagner College) Series 2022 5.00%, 07/01/2047	5,625	5,524,586
New York State Environmental Facilities Corp. (Casella Waste Systems, Inc.) Series 2019 2.875%, 12/01/2044(a)	3,125	2,674,872
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road) Series 2014-K 5.00%, 01/01/2031	7,500	7,797,012
5.00%, 01/01/2032	5,000	5,192,879

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Series 2016-A 5.25%, 01/01/2056	$2,940	$3,027,718
Series 2019-B 4.00%, 01/01/2037	1,575	1,569,059
Series 2019-M 2.90%, 01/01/2035	5,000	4,110,717
New York State Thruway Authority (State of New York Pers Income Tax) Series 2022-A 5.00%, 03/15/2039	5,000	5,549,941
New York Transportation Development Corp. (American Airlines, Inc.) Series 2021 2.25%, 08/01/2026	1,625	1,518,046
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 5.00%, 01/01/2030	2,395	2,435,288
5.00%, 01/01/2036	13,850	13,901,084
New York Transportation Development Corp. (Empire State Thruway Partners LLC) Series 2021 4.00%, 10/31/2046	11,000	9,436,582
New York Transportation Development Corp. (JFK International Air Terminal LLC) Series 2020 4.00%, 12/01/2038	1,050	943,848
4.00%, 12/01/2042	1,940	1,692,240
5.00%, 12/01/2025	1,100	1,136,954
Series 2022 4.00%, 12/01/2042	2,000	1,742,288
New York Transportation Development Corp. (Laguardia Gateway Partners LLC) Series 2016-A 4.00%, 07/01/2032	2,000	1,938,164
4.00%, 07/01/2033	2,250	2,166,020
5.00%, 07/01/2034	3,490	3,535,940
5.00%, 07/01/2046	5,015	4,975,031
Niagara Area Development Corp. (Covanta Holding Corp.) Series 2018-A 4.75%, 11/01/2042(a)	5,000	4,504,603
Oneida County Local Development Corp. (Hamilton College) Series 2021 5.00%, 07/01/2051	2,405	2,714,902

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Onondaga Civic Development Corp. (Le Moyne College) Series 2021 5.00%, 07/01/2051	$700	$707,785
Series 2022 4.00%, 07/01/2042	525	469,022
Orange County Funding Corp. (The Hamlet at Wallkill) Series 2013 6.50%, 01/01/2046	2,035	1,634,723
Port Authority of New York & New Jersey Series 2014 5.00%, 09/01/2031	5,000	5,102,917
Series 2021-2 4.00%, 07/15/2046	5,000	4,582,857
4.00%, 07/15/2061	11,025	9,470,449
Schenectady County Capital Resource Corp. (Trustees of Union College) Series 2017 5.00%, 01/01/2040	2,600	2,699,865
Suffolk County Economic Development Corp. (Catholic Health Services of Long Island Obligated Group) Series 2014-C 5.00%, 07/01/2031	2,500	2,559,142
Suffolk County Economic Development Corp. (Peconic Landing at Southold, Inc.) Series 2020 5.00%, 12/01/2040	1,500	1,506,148
Suffolk Tobacco Asset Securitization Corp. Series 2021 4.00%, 06/01/2050	5,000	4,411,787
Town of Oyster Bay NY Series 2021 4.00%, 03/01/2023	850	853,235
4.00%, 03/01/2024	850	864,405
Triborough Bridge & Tunnel Authority Series 2017-B 5.00%, 11/15/2036	3,000	3,197,017
Series 2018 5.00%, 11/15/2043	5,000	5,249,460
Series 2020-A 5.00%, 11/15/2054	3,000	3,157,566

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021-A 2.511%, 05/15/2035	$3,500	$2,663,368
5.00%, 05/15/2051	5,000	5,311,468
Series 2022 5.00%, 05/15/2041	2,500	2,733,712
5.00%, 05/15/2042	5,150	5,620,066
Series 2022-C 5.00%, 05/15/2047	10,000	10,773,745
Series 2022-E 3.603% (SOFR + 1.05%), 04/01/2026(d)	2,500	2,512,116
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute) Series 2020 5.00%, 09/01/2035	1,450	1,541,843
5.00%, 09/01/2036	2,250	2,382,072
5.00%, 09/01/2037	2,000	2,109,804
5.00%, 09/01/2038	1,500	1,577,517
5.00%, 09/01/2039	2,000	2,094,983
Trust for Cultural Resources of The City of New York (The) (Lincoln Center for the Performing Arts, Inc.) Series 2020 4.00%, 12/01/2033	1,000	1,025,829
4.00%, 12/01/2034	3,000	3,021,844
4.00%, 12/01/2035	1,000	998,301
TSASC, Inc./NY Series 2016 5.00%, 06/01/2045	3,350	3,151,763
Series 2017-A 5.00%, 06/01/2041	10,850	10,975,300
Ulster County Capital Resource Corp. (Woodland Pond at New Paltz) Series 2017 5.00%, 09/15/2037	1,515	1,232,453
5.25%, 09/15/2042	135	107,442
5.25%, 09/15/2047	235	179,267
5.25%, 09/15/2053	505	371,502
Westchester County Healthcare Corp./NY (Westchester County Health Care Corp. Obligated Group) Series 2010-B 6.00%, 11/01/2030	120	120,209

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Westchester County Local Development Corp. (Kendal on Hudson Obligated Group) Series 2022 4.25%, 01/01/2045	$2,925	$2,483,381
5.00%, 01/01/2051	2,505	2,369,549
Westchester County Local Development Corp. (Kendal on Hudson) Series 2013 5.00%, 01/01/2034	1,800	1,803,553
Westchester County Local Development Corp. (Purchase Housing Corp. II) Series 2017 5.00%, 06/01/2042	1,000	1,003,591
5.00%, 06/01/2047	1,000	994,406
Westchester County Local Development Corp. (Westchester County Health Care Corp. Obligated Group) Series 2016 5.00%, 11/01/2046	10,000	10,005,479
Westchester Tobacco Asset Securitization Corp. Series 2016-B 5.00%, 06/01/2041	1,000	1,025,470

		476,741,871

American Samoa – 0.3%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2015-A 6.625%, 09/01/2035	280	293,988
Series 2018 7.125%, 09/01/2038(a)	935	1,037,010

		1,330,998

Florida – 0.1%
Marshall Creek Community Development District Series 2016 6.32%, 05/01/2045	45	42,783
Marshall Creek Community Development District (Marshall Creek Community Development District 2002A) Series 2017 5.00%, 05/01/2032	510	492,824

		535,607

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Georgia – 0.2%
Municipal Electric Authority of Georgia Series 2019 5.00%, 01/01/2037	$100	$102,824
5.00%, 01/01/2039	100	102,328
5.00%, 01/01/2048	160	160,410
5.00%, 01/01/2056	490	491,269
5.00%, 01/01/2059	170	168,156

		1,024,987

Guam – 2.6%
Antonio B Won Pat International Airport Authority Series 2021-A 3.839%, 10/01/2036	500	418,785
Series 2023 5.25%, 10/01/2031(e)	175	176,048
5.25%, 10/01/2036(e)	585	566,467
Guam Government Waterworks Authority Series 2016 5.00%, 01/01/2046	1,025	1,029,023
Series 2017 5.00%, 07/01/2034	1,100	1,129,419
5.00%, 07/01/2040	1,375	1,395,150
Guam Power Authority Series 2017-A 5.00%, 10/01/2036	1,000	1,028,372
5.00%, 10/01/2037	1,500	1,539,831
5.00%, 10/01/2038	1,930	1,977,225
Series 2022-A 5.00%, 10/01/2044	1,100	1,119,606
Territory of Guam Series 2019 5.00%, 11/15/2031	105	108,004
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2021-F 4.00%, 01/01/2042	3,760	3,255,304

		13,743,234

Illinois – 0.4%
Chicago Board of Education Series 2018-A 5.00%, 12/01/2031	1,710	1,723,976

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Illinois Finance Authority (Illinois Institute of Technology) Series 2019 4.00%, 09/01/2037	$100	$87,810
4.00%, 09/01/2041	115	96,969
5.00%, 09/01/2036	115	115,404
5.00%, 09/01/2038	100	99,558

		2,123,717

Indiana – 0.1%
Indiana Finance Authority (Brightmark Plastics Renewal Indiana LLC) Series 2019 7.00%, 03/01/2039(a)	800	601,759

Kentucky – 0.0%
Kentucky Economic Development Finance Authority (CommonSpirit Health) Series 2019-A 5.00%, 08/01/2044	105	106,358

Louisiana – 0.0%
Parish of St. James LA (NuStar Logistics LP) Series 2020-2 6.35%, 07/01/2040(a)	100	106,873

Maryland – 0.1%
City of Baltimore MD (Harbor Point Special Taxing District) Series 2019 3.50%, 06/01/2039(a)	650	516,356
Series 2019-B 3.70%, 06/01/2039(a)	200	161,771

		678,127

Michigan – 0.1%
City of Detroit MI Series 2018 5.00%, 04/01/2036	245	249,634

North Dakota – 0.0%
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 6.625%, 12/15/2031(a)	105	62,632
7.00%, 12/15/2043(a)	115	64,630

		127,262

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

	Principal Amount (000)	U.S. $ Value

Ohio – 0.2%
Buckeye Tobacco Settlement Financing Authority Series 2020-B 5.00%, 06/01/2055	$1,340	$1,227,744

Puerto Rico – 1.6%
Commonwealth of Puerto Rico Series 2021-A Zero Coupon, 07/01/2024	208	191,097
Zero Coupon, 07/01/2033	908	496,716
4.00%, 07/01/2033	260	225,863
4.00%, 07/01/2035	9	7,539
4.00%, 07/01/2037	8	6,339
4.00%, 07/01/2041	10	8,286
4.00%, 07/01/2046	211	162,104
5.25%, 07/01/2023	176	176,241
5.375%, 07/01/2025	361	365,933
5.625%, 07/01/2027	1,046	1,069,942
5.625%, 07/01/2029	276	282,154
5.75%, 07/01/2031	115	118,298
Series 2022-C 0.01%, 11/01/2043	65	29,568
Puerto Rico Electric Power Authority AGM Series 2007-V 5.25%, 07/01/2031	710	709,651
Puerto Rico Highway & Transportation Authority AGC Series 2005-L 5.25%, 07/01/2041	285	281,407
AGC Series 2007-N 5.25%, 07/01/2034	795	787,158
5.25%, 07/01/2036	685	677,615
AGM Series 2007-C 5.25%, 07/01/2036	100	98,922
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Auth (AES Puerto Rico LP) Series 2000 6.625%, 06/01/2026	1,545	1,600,415
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018-A Zero Coupon, 07/01/2029	654	474,972
Series 2019-A 4.329%, 07/01/2040	675	609,809

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

	Principal Amount (000)	U.S. $ Value

4.55%, 07/01/2040	$73	$67,805

		8,447,834

Tennessee – 0.2%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016-A 5.00%, 12/01/2035(a)	820	766,001
Chattanooga Health Educational & Housing Facility Board (CommonSpirit Health) Series 2019-A 4.00%, 08/01/2037	65	60,589
4.00%, 08/01/2038	130	120,116

		946,706

Texas – 0.4%
Mission Economic Development Corp. (Natgasoline LLC) Series 2018 4.625%, 10/01/2031(a)	1,455	1,407,261
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries Obligated Group) Series 2020 5.00%, 01/01/2055	100	82,064
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way) Series 2020-A 5.75%, 12/01/2054	1,000	702,350

		2,191,675

Washington – 0.1%
Washington State Housing Finance Commission (Presbyterian Retirement Communities Northwest Obligated Group) Series 2019-A 5.00%, 01/01/2044(a)	100	82,412
5.00%, 01/01/2049(a)	105	83,672
5.00%, 01/01/2055(a)	305	236,611

		402,695

Wisconsin – 0.5%
UMA Education, Inc. Series 2019 5.00%, 10/01/2023(a)	100	100,130

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

	Principal Amount (000)	U.S. $ Value

5.00%, 10/01/2025(a)	$365	$365,165
5.00%, 10/01/2026(a)	390	389,435
5.00%, 10/01/2027(a)	405	403,257
5.00%, 10/01/2028(a)	225	223,303
5.00%, 10/01/2029(a)	100	98,912
Wisconsin Health & Educational Facilities Authority (St. Camillus Health System Obligated Group) Series 2019 5.00%, 11/01/2054	100	81,279
Wisconsin Public Finance Authority (Catholic Bishop of Chicago (The)) Series 2021 5.75%, 07/25/2041(a)	1,250	1,124,918

		2,786,399

Total Municipal Obligations (cost $552,565,542)		513,373,480

	Shares
SHORT-TERM INVESTMENTS – 1.2%
Investment Companies – 1.2%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 3.50%(f)(g)(h) (cost $6,303,164)	6,303,164	6,303,164

Total Investments – 98.2% (cost $558,868,706)		519,676,644
Other assets less liabilities – 1.8%		9,475,682

Net Assets – 100.0%		$529,152,326

CENTRALLY CLEARED INFLATION (CPI) SWAPS (see Note D)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation (Depreciation)
USD	3,910	01/15/2025	2.565%	CPI#	Maturity	$345,885	$	– 0	–	$345,885
USD	1,955	01/15/2025	2.585%	CPI#	Maturity	171,402		– 0	–	171,402
USD	1,955	01/15/2025	2.613%	CPI#	Maturity	169,281		– 0	–	169,281
USD	1,290	01/15/2025	4.028%	CPI#	Maturity	38,179		– 0	–	38,179
USD	6,900	01/15/2026	CPI#	3.720%	Maturity	(208,533)		– 0	–	(208,533)
USD	6,200	01/15/2027	CPI#	3.320%	Maturity	(264,205)		– 0	–	(264,205)
USD	6,100	01/15/2027	CPI#	3.466%	Maturity	(205,649)		(6,850)		(198,799)

abfunds.com	AB MUNICIPAL INCOME FUND | 169

PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation (Depreciation)
USD	4,830	01/15/2027	CPI#	3.323%	Maturity	$(204,944)	$	– 0	–	$(204,944)
USD	16,000	01/15/2028	1.230%	CPI#	Maturity	2,830,262		– 0	–	2,830,262
USD	12,350	01/15/2028	0.735%	CPI#	Maturity	2,621,662		– 0	–	2,621,662
USD	11,050	01/15/2029	CPI#	3.390%	Maturity	(242,472)		– 0	–	(242,472)
USD	7,130	01/15/2029	CPI#	3.735%	Maturity	47,102		– 0	–	47,102
USD	4,160	01/15/2029	CPI#	3.290%	Maturity	(125,193)		– 0	–	(125,193)
USD	2,265	01/15/2030	1.572%	CPI#	Maturity	380,206		– 0	–	380,206
USD	2,265	01/15/2030	1.587%	CPI#	Maturity	377,134		– 0	–	377,134
USD	3,700	01/15/2031	2.782%	CPI#	Maturity	240,326		– 0	–	240,326
USD	3,450	01/15/2031	2.680%	CPI#	Maturity	258,199		– 0	–	258,199
USD	2,900	01/15/2031	2.989%	CPI#	Maturity	129,526		– 0	–	129,526
USD	2,870	01/15/2032	CPI#	3.064%	Maturity	(91,613)		– 0	–	(91,613)
USD	2,800	04/15/2032	CPI#	2.909%	Maturity	(125,982)		– 0	–	(125,982)

						$6,140,573		$(6,850)		$6,147,423

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS (see Note D)

			Rate Type
	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation (Depreciation)
USD	27,500	01/15/2027	1 Day SOFR	2.583%	Annual	$(1,050,440)	$	– 0	–	$(1,050,440)
USD	5,200	01/15/2027	1 Day SOFR	2.540%	Annual	(210,787)		– 0	–	(210,787)
USD	14,600	04/15/2032	2.671%	1 Day SOFR	Annual	791,849		– 0	–	791,849
USD	7,350	04/15/2032	1.280%	1 Day SOFR	Annual	1,262,121		– 0	–	1,262,121
USD	7,000	04/15/2032	3.591%	1 Day SOFR	Annual	(116,730)		– 0	–	(116,730)
USD	5,000	04/15/2032	1.737%	1 Day SOFR	Annual	662,446		– 0	–	662,446
USD	5,000	04/15/2032	2.571%	1 Day SOFR	Annual	303,882		– 0	–	303,882
USD	3,600	04/15/2032	3.069%	1 Day SOFR	Annual	80,180		– 0	–	80,180
USD	15,000	07/15/2032	2.446%	1 Day SOFR	Annual	1,161,962		– 0	–	1,161,962
USD	8,500	07/15/2032	2.446%	1 Day SOFR	Annual	658,445		– 0	–	658,445

						$3,542,928	$	– 0	–	$3,542,928

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PORTFOLIO OF INVESTMENTS (continued)

AB NEW YORK PORTFOLIO

INTEREST RATE SWAPS (see Note D)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation (Depreciation)
Citibank, N.A.	USD	9,395	10/09/2029	1.125%	SIFMA*	Quarterly	$1,053,908	$	– 0	–	$1,053,908

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At November 30, 2022, the aggregate market value of these securities amounted to $30,303,273 or 5.7% of net assets.

(b)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.04% of net assets as of November 30, 2022, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Jefferson County Industrial Development Agency (ReEnergy Black River LLC) Series 2019 5.25%, 01/01/2024	11/13/2014	$1,000,305	$200,000	0.04%

(d)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at November 30, 2022.

(e)	When-Issued or delayed delivery security.

(f)	Affiliated investments.

(g)	The rate shown represents the 7-day yield as of period end.

(h)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

As of November 30, 2022, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 0.9% and 0.0%, respectively.

Glossary:

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

CPI – Consumer Price Index

ETM – Escrowed to Maturity

SOFR – Secured Overnight Financing Rate

See notes to financial statements.

abfunds.com	AB MUNICIPAL INCOME FUND | 171

STATEMENT OF ASSETS & LIABILITIES

November 30, 2022 (unaudited)

	AB California		AB High Income Municipal
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,003,962,571 and $3,706,751,700, respectively)	$935,058,628		$3,283,409,271
Affiliated issuers (cost $10,537,576 and $17,189,726, respectively)	10,537,576		17,189,726
Cash	26,757		467,009
Cash collateral due from broker	3,213,721		25,548,984
Interest receivable	11,440,696		50,505,300
Receivable for capital stock sold	2,186,720		13,237,066
Unrealized appreciation on interest rate swaps	1,415,680		3,727,850
Receivable for investment securities sold	350,000		2,447,000
Affiliated dividends receivable	46,927		58,454

Total assets	964,276,705		3,396,590,660

Liabilities
Payable for investment securities purchased	26,626,702		60,303,775
Payable for capital stock redeemed	3,571,541		13,480,069
Cash collateral due to broker	1,580,000		2,639,000
Dividends payable	443,781		2,178,526
Advisory fee payable	316,299		1,138,879
Payable for variation margin on centrally cleared swaps	188,200		1,278,790
Distribution fee payable	113,675		202,693
Administrative fee payable	16,799		14,259
Transfer Agent fee payable	4,791		24,094
Directors’ fees payable	90		1,949
Unrealized depreciation on interest rate swaps	– 0	–	2,376,526
Market value on credit default swaps (net premiums received $0 and $3,998,808, respectively)	– 0	–	9,251,409
Payable for floating rate notes issued(a)	– 0	–	365,625,000
Accrued expenses	114,098		336,774

Total liabilities	32,975,976		458,851,743

Net Assets	$931,300,729		$2,937,738,917

Composition of Net Assets
Capital stock, at par	$90,961		$289,652
Additional paid-in capital	991,168,062		3,328,743,648
Accumulated loss	(59,958,294)		(391,294,383)

	$931,300,729		$2,937,738,917

(a)	Represents short-term floating rate certificates issued by tender option bond trusts (see Note I).

See notes to financial statements.

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STATEMENT OF ASSETS & LIABILITIES (continued)

Net Asset Value Per Share—81,200,000,000 shares of capital stock authorized, $.001 par value (see Note E)

AB California Portfolio	Net Assets	Shares Outstanding	Net Asset Value

Class A	$460,789,741	45,006,050	$10.24	*

Class C	$25,323,034	2,474,141	$10.24

Advisor Class	$445,187,954	43,481,004	$10.24

AB High Income Municipal Portfolio

Class A	$645,882,509	63,655,923	$10.15	*

Class C	$86,715,162	8,551,344	$10.14

Advisor Class	$2,143,363,755	211,356,127	$10.14

Class Z	$61,777,491	6,088,330	$10.15

*	The maximum offering price per share for Class A of AB California Portfolio and AB High Income Municipal Portfolio were $10.56 and $10.46, respectively, which reflects a sales charge of 3.00%.

See notes to financial statements.

abfunds.com	AB MUNICIPAL INCOME FUND | 173

STATEMENT OF ASSETS & LIABILITIES (continued)

	AB National		AB New York
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,733,137,865 and $552,565,542, respectively)	$1,611,348,199		$513,373,480
Affiliated issuers (cost $61,249,544 and $6,303,164, respectively)	61,249,544		6,303,164
Cash	20,582		– 0	–
Cash collateral due from broker	7,374,274		2,825,261
Interest receivable	22,732,954		6,910,212
Receivable for capital stock sold	16,661,227		2,062,830
Unrealized appreciation on interest rate swaps	2,479,684		1,053,908
Receivable for investment securities sold	1,994,000		175,000
Affiliated dividends receivable	74,303		9,225

Total assets	1,723,934,767		532,713,080

Liabilities
Payable for investment securities purchased	36,462,438		755,957
Payable for capital stock redeemed	7,987,481		1,041,646
Cash collateral due to broker	2,620,000		1,230,000
Advisory fee payable	525,854		155,550
Dividends payable	485,763		99,687
Payable for variation margin on centrally cleared swaps	382,110		71,193
Distribution fee payable	110,438		84,676
Transfer Agent fee payable	15,688		7,549
Administrative fee payable	14,492		15,347
Directors’ fees payable	– 0	–	348
Accrued expenses	100,086		98,801

Total liabilities	48,704,350		3,560,754

Net Assets	$1,675,230,417		$529,152,326

Composition of Net Assets
Capital stock, at par	$176,424		$58,099
Additional paid-in capital	1,808,627,807		578,934,738
Accumulated loss	(133,573,814)		(49,840,511)

	$1,675,230,417		$529,152,326

See notes to financial statements.

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STATEMENT OF ASSETS & LIABILITIES (continued)

Net Asset Value Per Share—81,200,000,000 shares of capital stock authorized, $.001 par value (see Note E)

AB National Portfolio	Net Assets	Shares Outstanding	Net Asset Value

Class A	$435,100,863	45,823,170	$9.50	*

Class C	$27,527,624	2,902,628	$9.48

Advisor Class	$1,212,601,930	127,698,182	$9.50

AB New York Portfolio

Class A	$341,279,237	37,473,401	$9.11	*

Class C	$20,523,162	2,254,558	$9.10

Advisor Class	$167,349,927	18,370,741	$9.11

*	The maximum offering price per share for Class A of AB National Portfolio and AB New York Portfolio were $9.79 and $9.39, respectively, which reflects a sales charge of 3.00%.

See notes to financial statements.

abfunds.com	AB MUNICIPAL INCOME FUND | 175

STATEMENT OF OPERATIONS

Six Months Ended November 30, 2022 (unaudited)

AB California	AB High Income Municipal
Investment Income
Interest	$16,637,245	$81,639,743
Dividends – Affiliated issuers	329,706	138,097

Total income	16,966,951	81,777,840

Expenses
Advisory fee (see Note B)	2,152,144	7,878,669
Distribution fee – Class A	576,191	877,655
Distribution fee – Class C	132,323	497,401
Transfer agency – Class A	58,863	124,290
Transfer agency – Class C	3,447	17,810
Transfer agency – Advisor Class	59,768	424,848
Transfer agency – Class Z	– 0	–	1,651
Custody and accounting	66,216	126,941
Administrative	51,425	51,084
Audit and tax	26,925	31,836
Registration fees	23,634	93,230
Legal	21,079	32,943
Printing	16,259	46,150
Directors’ fees	15,080	31,464
Miscellaneous	15,157	42,048

Total expenses before bank interest expense	3,218,511	10,278,020
Interest expense	11,276	3,990,870

Total expenses	3,229,787	14,268,890
Less: expenses waived and reimbursed by the Adviser (see Note B)	(135,963)	(46,304)

Net expenses	3,093,824	14,222,586

Net investment income	13,873,127	67,555,254

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Investment transactions	(10,581,023)	(101,455,713)
Swaps	5,031,696	64,696,535
Net change in unrealized appreciation (depreciation) of:
Investments	(26,927,896)	(182,395,094)
Swaps	(1,728,738)	(48,072,563)

Net loss on investment transactions	(34,205,961)	(267,226,835)

Net Decrease in Net Assets from Operations	$(20,332,834)	$(199,671,581)

See notes to financial statements.

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STATEMENT OF OPERATIONS (continued)

	AB National	AB New York
Investment Income
Interest	$30,318,050	$9,318,354
Dividends – Affiliated issuers	269,296	27,407

Total income	30,587,346	9,345,761

Expenses
Advisory fee (see Note B)	3,978,147	1,229,850
Distribution fee – Class A	581,641	434,499
Distribution fee – Class C	148,738	108,979
Transfer agency – Class A	100,929	67,714
Transfer agency – Class C	6,895	4,303
Transfer agency – Advisor Class	274,672	34,352
Custody and accounting	90,813	52,655
Registration fees	89,369	21,563
Administrative	47,496	48,680
Audit and tax	27,817	27,638
Printing	27,703	14,556
Legal	24,053	19,555
Directors’ fees	20,406	12,704
Miscellaneous	23,333	11,112

Total expenses before bank interest expense	5,442,012	2,088,160
Interest expense	3,979	2,477

Total expenses	5,445,991	2,090,637
Less: expenses waived and reimbursed by the Adviser (see Note B)	(307,172)	(179,569)

Net expenses	5,138,819	1,911,068

Net investment income	25,448,527	7,434,693

Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) on:
Investment transactions	(31,102,337)	(11,434,322)
Swaps	4,581,623	3,247,536
Net change in unrealized appreciation (depreciation) of:
Investments	(45,978,694)	(13,394,273)
Swaps	(1,121,032)	(2,139,501)

Net loss on investment transactions	(73,620,440)	(23,720,560)

Net Decrease in Net Assets from Operations	$(48,171,913)	$(16,285,867)

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS

	AB California
	Six Months Ended November 30, 2022 (unaudited)	Year Ended May 31, 2022
Increase (Decrease) in Net Assets from Operations
Net investment income	$13,873,127	$23,091,448
Net realized loss on investment transactions	(5,549,327)	(5,108,745)
Net change in unrealized appreciation (depreciation) of investments	(28,656,634)	(88,195,869)

Net decrease in net assets from operations	(20,332,834)	(70,213,166)
Distributions to Shareholders
Class A	(6,624,243)	(10,634,508)
Class C	(280,644)	(410,892)
Advisor Class	(7,307,625)	(10,525,418)
Capital Stock Transactions
Net increase (decrease)	(8,553,326)	25,912,817

Total decrease	(43,098,672)	(65,871,167)
Net Assets
Beginning of period	974,399,401	1,040,270,568

End of period	$931,300,729	$974,399,401

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS (continued)

AB High Income Municipal
Six Months Ended November 30, 2022 (unaudited)	Year Ended May 31, 2022
Increase (Decrease) in Net Assets from Operations
Net investment income	$67,555,254	$122,886,240
Net realized loss on investment transactions	(36,759,178)	(12,275,579)
Net change in unrealized appreciation (depreciation) of investments	(230,467,657)	(417,029,836)
Contributions from Affiliates (see Note B)	– 0	–	5,607

Net decrease in net assets from operations	(199,671,581)	(306,413,568)
Distributions to Shareholders
Class A	(14,248,855)	(28,080,259)
Class C	(1,642,757)	(3,371,752)
Advisor Class	(51,691,489)	(93,231,953)
Class Z	(396,463)	(63,948)
Capital Stock Transactions
Net increase (decrease)	(287,737,260)	227,810,407

Total decrease	(555,388,405)	(203,351,073)
Net Assets
Beginning of period	3,493,127,322	3,696,478,395

End of period	$2,937,738,917	$3,493,127,322

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB National
	Six Months Ended November 30, 2022 (unaudited)	Year Ended May 31, 2022
Increase (Decrease) in Net Assets from Operations
Net investment income	$25,448,527	$41,137,521
Net realized loss on investment transactions	(26,520,714)	(949,833)
Net change in unrealized appreciation (depreciation) of investments	(47,099,726)	(158,534,645)

Net decrease in net assets from operations	(48,171,913)	(118,346,957)
Distributions to Shareholders
Class A	(6,410,276)	(11,089,886)
Class C	(298,623)	(477,411)
Advisor Class	(19,046,343)	(27,409,488)
Capital Stock Transactions
Net increase (decrease)	(62,812,467)	115,776,648

Total decrease	(136,739,622)	(41,547,094)
Net Assets
Beginning of period	1,811,970,039	1,853,517,133

End of period	$1,675,230,417	$1,811,970,039

See notes to financial statements.

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STATEMENT OF CHANGES IN NET ASSETS (continued)

	AB New York
	Six Months Ended November 30, 2022 (unaudited)	Year Ended May 31, 2022
Increase (Decrease) in Net Assets from Operations
Net investment income	$7,434,693	$14,340,824
Net realized loss on investment transactions	(8,186,786)	(2,603,583)
Net change in unrealized appreciation (depreciation) of investments	(15,533,774)	(53,369,175)

Net decrease in net assets from operations	(16,285,867)	(41,631,934)
Distributions to Shareholders
Class A	(4,722,008)	(8,638,635)
Class C	(214,569)	(371,460)
Advisor Class	(2,620,533)	(4,649,535)
Capital Stock Transactions
Net increase (decrease)	(44,444,577)	4,204,436

Total decrease	(68,287,554)	(51,087,128)
Net Assets
Beginning of period	597,439,880	648,527,008

End of period	$529,152,326	$597,439,880

See notes to financial statements.

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STATEMENT OF CASH FLOWS

For the six months ended November 30, 2022 (unaudited)

	AB High Income Municipal
Cash flows from operating activities
Net decrease in net assets from operations		$(199,671,581)
Reconciliation of net decrease in net assets from operations to net increase in cash from operating activities
Purchases of long-term investments	$(468,853,940)
Purchases of short-term investments	(389,633,256)
Proceeds from disposition of long-term investments	818,700,246
Proceeds from disposition of short-term investments	386,137,674
Net realized loss on investment transactions	36,759,178
Net change in unrealized appreciation (depreciation) on investment transactions	230,467,657
Net accretion of bond discount and amortization of bond premium	4,901,494
Decrease in receivable for investments sold	2,969,674
Decrease in interest receivable	2,538,332
Increase in affiliated dividends receivable	(56,646)
Decrease in cash collateral due from broker	417,364
Decrease in payable for investments purchased	(108,429,155)
Increase in cash collateral due to broker	363,000
Decrease in advisory fee payable	(213,096)
Decrease in administrative fee payable	(27,987)
Increase in Transfer Agent fee payable	3,032
Decrease in distribution fee payable	(41,345)
Decrease in Directors’ fee payable	(13,935)
Decrease in accrued expenses	(107,918)
Proceeds on swaps, net	629,815
Proceeds for exchange-traded derivatives settlements, net	18,329,677

Total adjustments		534,839,865

Net cash provided by (used in) operating activities		335,168,284

See notes to financial statements.

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STATEMENT OF CASH FLOWS (continued)

	AB High Income Municipal
Cash flows from financing activities
Redemptions of capital stock, net	$(316,083,558)
Cash dividends paid (net of dividend reinvestments)†	(27,560,535)
Increase in payable for floating rate notes issued	6,065,000

Net cash provided by (used in) financing activities		$(337,579,093)

Net decrease in cash		(2,410,809)
Cash at beginning of period		2,877,818

Cash at end of period		$467,009

Supplemental disclosure of cash flow information
† Reinvestment of dividends	$40,518,797
Interest expense paid during the period	$3,990,870

*	In accordance with U.S. GAAP, the Portfolio has included a Statement of Cash Flows as a result of its substantial investments in floating rate notes throughout the period.

See notes to financial statements.

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NOTES TO FINANCIAL STATEMENTS

November 30, 2022 (unaudited)

NOTE A

Significant Accounting Policies

AB Municipal Income Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund, which is a Maryland corporation, operates as a series company currently comprised of the diversified AB California Portfolio, AB High Income Municipal Portfolio, AB National Portfolio and AB New York Portfolio (the “Portfolios”). Each series is considered to be a separate entity for financial reporting and tax purposes. The AB California Portfolio, AB National Portfolio and AB New York Portfolio offer Class A, Class C and Advisor Class shares. The AB High Income Municipal Portfolio offers Class A, Class C, Advisor Class and Class Z shares. Class B and Class T shares have been authorized but currently are not offered. Class Z shares have been authorized but currently are not being offered for AB California Portfolio, AB National Portfolio and AB New York Portfolio. Class A shares are sold with a front-end sales charge of up to 3% for purchases up to $500,000; purchases of $500,000 or more are not subject to a sales charge. With respect to purchases of $500,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase, and 0% after the first year of purchase. Effective May 31, 2021, Class C shares automatically convert to Class A shares eight years after the end of the calendar month of purchase. Prior to May 31, 2021, Class C shares automatically converted to Class A shares 10 years after the end of the calendar month of purchase. Advisor Class shares are sold without any initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All six classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Each Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Portfolios.

1. Security Valuation

Portfolio securities are valued at market value determined on the basis of market quotations or, if market quotations are not readily available or are

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NOTES TO FINANCIAL STATEMENTS (continued)

unreliable, at “fair value” as determined in accordance with procedures approved by and under the oversight of the Fund’s Board of Directors (the “Board”). Pursuant to these procedures, AllianceBernstein L.P. (the “Adviser”) serves as the Portfolios’s valuation designee pursuant to Rule 2a-5 of the 1940 Act. In this capacity, the Adviser is responsible, among other things, for making all fair value determinations relating to the Portfolios’s portfolio investments, subject to the Board’s oversight.

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Adviser will have discretion to determine the best valuation (e.g., last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open-end

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mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Portfolios may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Portfolios value their securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolios generally value many of their foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolios. Unobservable inputs reflect the Portfolios’ own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed

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market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following tables summarize the valuation of the Portfolios’ investments by the above fair value hierarchy levels as of November 30, 2022:

AB California Portfolio
Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$864,075,008		$	– 0	–	$864,075,008
Short-Term Municipal Notes		– 0	–	59,665,006			– 0	–	59,665,006
Commercial Mortgage-Backed Securities		– 0	–	11,318,614			– 0	–	11,318,614
Short-Term Investments		10,537,576		– 0	–		– 0	–	10,537,576

Total Investments in Securities		10,537,576		935,058,628			– 0	–	945,596,204
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	11,544,308			– 0	–	11,544,308	(b)
Centrally Cleared Interest Rate Swaps		– 0	–	9,262,104			– 0	–	9,262,104	(b)
Interest Rate Swaps		– 0	–	1,415,680			– 0	–	1,415,680
Liabilities:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	(2,418,207)			– 0	–	(2,418,207	)(b)
Centrally Cleared Interest Rate Swaps		– 0	–	(1,055,016)			– 0	–	(1,055,016	)(b)

Total		$10,537,576		$953,807,497		$	– 0	–	$964,345,073

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AB High Income Municipal Portfolio
Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$3,252,808,380		$250,000		$3,253,058,380
Corporates – Non-Investment Grade		– 0	–	26,530,239		2,575,741		29,105,980
Commercial Mortgage-Backed Securities		– 0	–	1,244,911		– 0	–	1,244,911
Short-Term Investments		17,189,726		– 0	–	– 0	–	17,189,726

Liabilities:
Floating Rate Notes(c)		(365,625,000)		– 0	–	– 0	–	(365,625,000)
Total Investments in Securities		(348,435,274)		3,280,583,530		2,825,741		2,934,973,997
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	57,558,792		– 0	–	57,558,792	(b)
Centrally Cleared Interest Rate Swaps		– 0	–	43,793,718		– 0	–	43,793,718	(b)
Interest Rate Swaps		– 0	–	3,727,850		– 0	–	3,727,850
Liabilities:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	(10,685,872)		– 0	–	(10,685,872	)(b)
Centrally Cleared Interest Rate Swaps		– 0	–	(4,350,188)		– 0	–	(4,350,188	)(b)
Credit Default Swaps		– 0	–	(9,251,409)		– 0	–	(9,251,409)
Interest Rate Swaps		– 0	–	(2,376,526)		– 0	–	(2,376,526)

Total		$(348,435,274)		$3,358,999,895		$2,825,741		$3,013,390,362

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AB National Portfolio
Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$1,603,629,854		$	– 0	–	$1,603,629,854
Commercial Mortgage-Backed Securities		– 0	–	6,980,907			– 0	–	6,980,907
Corporates – Non-Investment Grade		– 0	–	– 0	–		737,438		737,438
Short-Term Investments		61,249,544		– 0	–		– 0	–	61,249,544

Total Investments in Securities		61,249,544		1,610,610,761			737,438		1,672,597,743
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	20,773,051			– 0	–	20,773,051	(b)
Centrally Cleared Interest Rate Swaps		– 0	–	16,667,581			– 0	–	16,667,581	(b)
Interest Rate Swaps		– 0	–	2,479,684			– 0	–	2,479,684
Liabilities:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	(4,073,258)			– 0	–	(4,073,258	)(b)
Centrally Cleared Interest Rate Swaps		– 0	–	(3,049,522)			– 0	–	(3,049,522	)(b)

Total		$61,249,544		$1,643,408,297			$737,438		$1,705,395,279

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AB New York Portfolio
Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$513,173,480		$200,000		$513,373,480
Short-Term Investments		6,303,164		– 0	–	– 0	–	6,303,164

Total Investments in Securities		6,303,164		513,173,480		200,000		519,676,644
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	7,609,164		– 0	–	7,609,164	(b)
Centrally Cleared Interest Rate Swaps		– 0	–	4,920,885		– 0	–	4,920,885	(b)
Interest Rate Swaps		– 0	–	1,053,908		– 0	–	1,053,908
Liabilities:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	(1,468,591)		– 0	–	(1,468,591	)(b)
Centrally Cleared Interest Rate Swaps		– 0	–	(1,377,957)		– 0	–	(1,377,957	)(b)

Total		$6,303,164		$523,910,889		$200,000		$530,414,053

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

(b)

Only variation margin receivable/(payable) at period end is reported within the statement of assets and liabilities. This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments. Where applicable, centrally cleared swaps with upfront premiums are presented here at market value.

(c)	The Portfolio may hold liabilities in which the fair value approximates the carrying amount for financial statement purposes.

3. Taxes

It is each Portfolio’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Portfolios have a tax year-end of November 30 concurrent with the filing of the Portfolios’ tax returns.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Portfolios’

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tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Portfolios’ financial statements.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Portfolios are informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. Non-cash dividends, if any, are recorded on the ex-dividend date at the fair value of the securities received. The Portfolios amortize premiums and accrete original issue and market discounts as adjustments to interest income. The Portfolio accounts for distributions received from REIT investments or from regulated investment companies as dividend income, realized gain, or return of capital based on information provided by the REIT or the investment company.

5. Class Allocations

All income earned and expenses incurred by the Portfolios are borne on a pro-rata basis by each settled class of shares, based on the proportionate interest in each Portfolio represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Expenses of the Fund are charged proportionately to the Portfolios or based on other appropriate methods. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

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NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Portfolios pay the Adviser at the annual rates as follows:

	Average Daily Net Assets
Portfolio	First $2.5 Billion	Next $2.5 Billion	In Excess of $5 Billion
AB California	.45%	.40%	.35%
AB High Income Municipal	.50%	.45%	.40%
AB National	.45%	.40%	.35%
AB New York	.45%	.40%	.35%

Such fees are accrued daily and paid monthly.

The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit the total operating expenses (excluding interest expense, brokerage commissions and other transaction costs, taxes and extraordinary expenses) on an annual basis (the “Expense Caps”) as follows:

Portfolio	Class A	Class C	Advisor Class	Class Z
AB California	.75%	1.50%	.50%	N/A
AB High Income Municipal	.80%	1.55%	.55%	.55%
AB National	.75%	1.50%	.50%	N/A
AB New York	.75%	1.50%	.50%	N/A

This contractual agreement extends through September 30, 2023, for all Portfolios and may be extended by the Adviser for additional one year terms.

For the six months ended November 30, 2022, such reimbursements amounted to $118,727, $39,460, $291,470 and $178,182 for AB California, AB High Income Municipal, AB National and AB New York Portfolios, respectively.

Pursuant to the investment advisory agreement, each Portfolio may reimburse the Adviser for certain legal and accounting services provided to each Portfolio by the Adviser. For the six months ended November 30, 2022, the reimbursement for such services amounted to $51,425, $51,084, $47,496 and $48,680 for AB California, AB High Income Municipal, AB National and AB New York Portfolios, respectively.

The Portfolios compensate AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolios. ABIS may make payments to intermediaries that

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provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to: AB California Portfolio, $35,015; AB High Income Municipal Portfolio, $126,429; AB National Portfolio, $100,096 and AB New York Portfolio, $30,555 for the six months ended November 30, 2022.

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Portfolios’ shares. The Distributor has advised the Portfolios that it has retained front-end sales charges from the sale of Class A shares and received contingent deferred sales charges imposed upon redemptions by shareholders of Class A and Class C shares for each Portfolio for the six months ended November 30, 2022, as follows:

	Front-End Sales Charges		Contingent Deferred Sales Charges
Portfolio	Class A		Class A	Class C
AB California	$144		$38,949	$122
AB High Income Municipal	308		31,393	7,257
AB National	17		3,778	368
AB New York	– 0	–	190	800

The Portfolios may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the portfolio’s average daily net assets and bears its own expenses. The Adviser has contractually agreed to waive .10% of the advisory fee of Government Money Market Portfolio (resulting in a net advisory fee of .10%) until August 31, 2023. In connection with the investment by the Portfolios in Government Money Market Portfolio, the Adviser has contractually agreed to waive its advisory fee from the Portfolios in an amount equal to each Portfolio’s pro rata share of the effective advisory fee of Government Money Market Portfolio, as borne indirectly by the Portfolios as an acquired fund fee and expense. For the six months ended November 30, 2022, such waivers amounted to:

Portfolio	Amount
AB California	$17,236
AB High Income Municipal	6,844
AB National	15,702
AB New York	1,387

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A summary of the Portfolios’ transactions in shares of the Government Money Market Portfolio for the six months ended November 30, 2022 is as follows:

Portfolio	Market Value 5/31/22 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 11/30/22 (000)	Dividend Income (000)
AB California	$12,518	$220,002	$221,982	$10,538	$330
AB High Income Municipal	18,724	382,134	383,668	17,190	138
AB National	33,986	371,712	344,448	61,250	269
AB New York	1,679	70,299	65,675	6,303	27

During the year ended May 31, 2022, the Adviser reimbursed the AB High Income Municipal Portfolio $5,607 for trading losses incurred due to a trade entry error.

NOTE C

Distribution Services Agreement

The Portfolios have adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Portfolios pay distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Portfolios’ average daily net assets attributable to Class A shares and 1% of the Portfolios’ average daily net assets attributable to Class C shares. Payments under the Agreement in respect of Class A shares are currently limited to an annual rate of .25% of Class A shares’ average daily net assets. There are no distribution and servicing fees on the Advisor Class and Class Z shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. Since the commencement of the Portfolios’ operations, the distributor has incurred expenses in excess of the distribution costs reimbursed by each Portfolio as follows:

Portfolio	Class C
AB California	$7,622,522
AB High Income Municipal	4,062,884
AB National	7,140,379
AB New York	4,572,560

While such costs may be recovered from the Portfolios in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Portfolios’ shares.

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NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended November 30, 2022, were as follows:

	Purchases			Sales
Portfolio	Investments	Government Securities		Investments	Government Securities
AB California	$171,706,717	$2,057,275		$151,768,248	$	– 0	–
AB High Income Municipal	467,616,659	1,241,816		776,257,512		– 0	–
AB National	321,572,517	282,167		382,431,410		40,000
AB New York	28,532,358	– 0	–	87,959,705		– 0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

	Gross Unrealized		Net Unrealized Depreciation
Portfolio	Appreciation	(Depreciation)
AB California	$27,253,727	$(77,397,571)	$(50,143,844)
AB High Income Municipal	121,503,001	(462,672,495)	(341,169,494)
AB National	44,381,584	(133,332,078)	(88,950,494)
AB New York	14,311,942	(42,759,745)	(28,447,803)

1. Derivative Financial Instruments

Each Portfolio may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The principal type of derivative utilized by the Portfolios, as well as the methods in which they may be used are:

•	Swaps

Each Portfolio may enter into swaps to hedge its exposure to interest rates or credit risk. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. In addition, collateral may be pledged or received by the Portfolios in accordance with the terms of the respective swaps to provide value and recourse to the Portfolios or their counterparties in the event of default, bankruptcy or insolvency by one of the parties to the swap.

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Risks may arise as a result of the failure of the counterparty to the swap to comply with the terms of the swap. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Portfolio, and/or the termination value at the end of the contract. Therefore, the Portfolio considers the creditworthiness of each counterparty to a swap in evaluating potential counterparty risk. This risk is mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolios’ exposure to the counterparty. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities. The Portfolio accrues for the interim payments on swaps on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swaps on the statement of assets and liabilities, where applicable. Once the interim payments are settled in cash, the net amount is recorded as realized gain/(loss) on swaps on the statement of operations, in addition to any realized gain/(loss) recorded upon the termination of swaps. Upfront premiums paid or received for swaps are recognized as cost or proceeds on the statement of assets and liabilities and are amortized on a straight line basis over the life of the contract. Amortized upfront premiums are included in net realized gain/(loss) from swaps on the statement of operations. Fluctuations in the value of swaps are recorded as a component of net change in unrealized appreciation/depreciation of swaps on the statement of operations.

Certain standardized swaps, including certain interest rate swaps and credit default swaps, are (or soon will be) subject to mandatory central clearing. Cleared swaps are transacted through futures commission merchants (“FCMs”) that are members of central clearinghouses, with the clearinghouse serving as central counterparty, similar to transactions in futures contracts. Centralized clearing will be required for additional categories of swaps on a phased-in basis based on requirements published by the Securities and Exchange Commission and Commodity Futures Trading Commission.

At the time the Portfolios enter into a centrally cleared swap, each Portfolio deposits and maintains as collateral an initial margin with the broker, as required by the clearinghouse on which the transaction is effected. Such amount is shown as cash collateral due from broker on the statement of assets and liabilities. Pursuant to the contract, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolios as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the

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contract. The credit/counterparty risk for centrally cleared swaps is generally less than non-centrally cleared swaps, since the clearinghouse, which is the issuer or counterparty to each centrally cleared swap, has robust risk mitigation standards, including the requirement to provide initial and variation margin. When the contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

Interest Rate Swaps:

Each Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Portfolios hold fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, the Portfolios may enter into interest rate swaps. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional amount. The Portfolios may elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional amount.

In addition, the Portfolios may also enter into interest rate swap transactions to preserve a return or spread on a particular investment or portion of its portfolio, or protecting against an increase in the price of securities the Portfolios anticipate purchasing at a later date. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) computed based on a contractually-based principal (or “notional”) amount. Interest rate swaps are entered into on a net basis (i.e., the two payment streams are netted out, with the Portfolios receiving or paying, as the case may be, only the net amount of the two payments).

During the six months ended November 30, 2022, the Portfolios held interest rate swaps for hedging purposes.

Inflation (CPI) Swaps:

Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swaps may be used to protect the net asset value, or NAV, of a Portfolio against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if there are unexpected inflation increases.

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During the six months ended November 30, 2022, the Portfolios held inflation (CPI) swaps for hedging purposes.

Credit Default Swaps:

Each Portfolio may enter into credit default swaps, including to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults by corporate and sovereign issuers held by the Portfolio, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. The Portfolio may purchase credit protection (“Buy Contract”) or provide credit protection (“Sale Contract”) on the referenced obligation of the credit default swap. During the term of the swap, the Portfolio receives/(pays) fixed payments from/(to) the respective counterparty, calculated at the agreed upon rate applied to the notional amount. If the Portfolio is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of the swap, the Portfolio will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap (the “Maximum Payout Amount”) and deliver/(take delivery of) the referenced obligation or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation. In certain circumstances Maximum Payout Amounts may be partially offset by recovery values of the respective referenced obligations, upfront premium received upon entering into the agreement, or net amounts received from settlement of buy protection credit default swaps entered into by the Portfolio for the same referenced obligations with the same counterparty.

Credit default swaps may involve greater risks than if a Portfolio had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Portfolio is a buyer of protection and no credit event occurs, it will lose the payments it made to its counterparty. If the Portfolio is a seller of protection and a credit event occurs, the value of the referenced obligation received by the Portfolio coupled with the periodic payments previously received, may be less than the Maximum Payout Amount it pays to the buyer, resulting in a net loss to the Portfolio.

Implied credit spreads over U.S. Treasuries of comparable maturity utilized in determining the market value of credit default swaps on issuers as of period end are disclosed in the portfolio of investments. The implied spreads serve as an indicator of the current status of the payment/performance risk and typically reflect the likelihood of default by the issuer of the referenced obligation. The implied credit spread of a particular reference obligation also reflects the cost of buying/selling

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protection and may reflect upfront payments required to be made to enter into the agreement. Widening credit spreads typically represent a deterioration of the referenced obligation’s credit soundness and greater likelihood of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced obligation.

During the six months ended November 30, 2022, AB High Income Municipal Portfolio held credit default swaps for hedging and non-hedging purposes.

The Portfolios typically enter into International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement”) with its OTC derivative contract counterparties in order to, among other things, reduce its credit risk to OTC counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Portfolios typically may offset with the OTC counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. In the event of a default by an OTC counterparty, the return of collateral with market value in excess of the Portfolios’ net liability, held by the defaulting party, may be delayed or denied.

The Portfolios’ ISDA Master Agreements may contain provisions for early termination of OTC derivative transactions in the event the net assets of the Portfolios decline below specific levels (“net asset contingent features”). If these levels are triggered, the Portfolios’ OTC counterparty has the right to terminate such transaction and require the Portfolios to pay or receive a settlement amount in connection with the terminated transaction. If OTC derivatives were held at period end, please refer to netting arrangements by the OTC counterparty tables below for additional details.

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During the six months ended November 30, 2022, the Portfolios had entered into the following derivatives:

AB California Portfolio
	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable/Payable for variation margin on centrally cleared swaps	$20,806,412	*	Receivable/Payable for variation margin on centrally cleared swaps	$3,461,993	*

Interest rate contracts	Unrealized appreciation on interest rate swaps	1,415,680

Total		$22,222,092			$3,461,993

*	Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities.

This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	$5,031,696	$(1,728,738)

Total		$5,031,696	$(1,728,738)

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AB High Income Municipal Portfolio
	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable/Payable for variation margin on centrally cleared swaps	$101,052,996	*	Receivable/Payable for variation margin on centrally cleared swaps	$14,978,784	*

Interest rate contracts	Unrealized appreciation on interest rate swaps	3,727,850		Unrealized depreciation on interest rate swaps	2,376,526

Credit contracts				Market value on credit default swaps	9,251,409

Total		$104,780,846			$26,606,719

*	Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities.

This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	$60,601,473	$(48,952,139)

Credit contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	4,095,062	879,576

Total		$64,696,535	$(48,072,563)

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AB National Portfolio
	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable/Payable for variation margin on centrally cleared swaps	$37,462,390	*	Receivable/Payable for variation margin on centrally cleared swaps	$7,102,902	*

Interest rate contracts	Unrealized appreciation on interest rate swaps	2,479,684

Total		$39,942,074			$7,102,902

*	Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities.

This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	$4,581,623	$(1,121,032)

Total		$4,581,623	$(1,121,032)

AB New York Portfolio
	Asset Derivatives			Liability Derivatives
Derivative Type	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Receivable/Payable for variation margin on centrally cleared swaps	$12,530,049	*	Receivable/Payable for variation margin on centrally cleared swaps	$2,839,698	*

Interest rate contracts	Unrealized appreciation on interest rate swaps	1,053,908

Total		$13,583,957			$2,839,698

*	Only variation margin receivable/payable at period end is reported within the statement of assets and liabilities.

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This amount reflects cumulative unrealized appreciation (depreciation) on futures and centrally cleared swaps as reported in the portfolio of investments.

Derivative Type	Location of Gain or (Loss) on Derivatives Within Statement of Operations	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation)
Interest rate contracts	Net realized gain (loss) on swaps; Net change in unrealized appreciation (depreciation) of swaps	$3,247,536	$(2,139,501)

Total		$3,247,536	$(2,139,501)

The following tables represent the average monthly volume of the Portfolios’ derivative transactions during the six months ended November 30, 2022:

AB California Portfolio
Interest Rate Swaps:
Average notional amount	$12,620,000
Centrally Cleared Interest Rate Swaps:
Average notional amount	$125,881,429
Centrally Cleared Inflation Swaps:
Average notional amount	$157,260,000

AB High Income Municipal Portfolio
Interest Rate Swaps:
Average notional amount	$145,775,714
Centrally Cleared Interest Rate Swaps:
Average notional amount	$863,818,571
Centrally Cleared Inflation Swaps:
Average notional amount	$794,620,000
Credit Default Swaps:
Average notional amount of sale contracts	$46,122,180
Centrally Cleared Credit Default Swaps:
Average notional amount of buy contracts	$29,970,000	(a)

(a)	Positions were open for less than one month during the period.

AB National Portfolio
Interest Rate Swaps:
Average notional amount	$22,105,000
Centrally Cleared Interest Rate Swaps:
Average notional amount	$255,207,143
Centrally Cleared Inflation Swaps:
Average notional amount	$289,720,000

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AB New York Portfolio
Interest Rate Swaps:
Average notional amount	$9,395,000
Centrally Cleared Interest Rate Swaps:
Average notional amount	$119,042,857
Centrally Cleared Inflation Swaps:
Average notional amount	$104,080,000

For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

All OTC derivatives held at period end were subject to netting arrangements. The following tables present the Portfolios’ derivative assets and liabilities by OTC counterparty net of amounts available for offset under ISDA Master Agreements (“MA”) and net of the related collateral received/pledged by the Portfolios as of November 30, 2022. Exchange-traded derivatives and centrally cleared swaps are not subject to netting arrangements and as such are excluded from the tables.

AB California Portfolio
Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset			Cash Collateral Received*	Security Collateral Received*			Net Amount of Derivative Assets
Citibank, NA	$1,415,680	$	– 0	–	$(1,415,680)	$	– 0	–	$	– 0	–

Total	$1,415,680	$	– 0	–	$(1,415,680)	$	– 0	–		$0	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

AB High Income Municipal Portfolio
Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset	Cash Collateral Received*		Security Collateral Received*			Net Amount of Derivative Assets
Citibank, NA/Citigroup Global Markets, Inc.	$3,184,039	$(1,062,359)	$(1,924,400)		$	– 0	–	$197,280
Morgan Stanley Capital Services LLC	543,811	(543,811)	– 0	–		– 0	–	– 0	–

Total	$3,727,850	$(1,606,170)	$(1,924,400)		$	– 0	–	$197,280	^

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Counterparty	Derivative Liabilities Subject to a MA	Derivatives Available for Offset		Cash Collateral Pledged*			Security Collateral Pledged*			Net Amount of Derivative Liabilities
Citibank, NA/Citigroup Global Markets, Inc.	$1,062,359	$(1,062,359)		$	– 0	–	$	– 0	–	$	– 0	–
Credit Suisse International	3,413,369	– 0	–		(3,413,369)			– 0	–		– 0	–
Goldman Sachs International	2,852,419	– 0	–		(2,852,419)			– 0	–		– 0	–
Morgan Stanley Capital Services LLC	4,299,788	(543,811)			(3,592,580)			– 0	–		163,397

Total	$11,627,935	$(1,606,170)			$(9,858,368)		$	– 0	–		$163,397	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

AB National Portfolio
Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset			Cash Collateral Received*	Security Collateral Received*			Net Amount of Derivative Assets
Citibank, NA	$2,479,684	$	– 0	–	$(2,479,684)	$	– 0	–	$	– 0	–

Total	$2,479,684	$	– 0	–	$(2,479,684)	$	– 0	–		$0	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

AB New York Portfolio
Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset			Cash Collateral Received*	Security Collateral Received*			Net Amount of Derivative Assets
Citibank, NA	$1,053,908	$	– 0	–	$(1,053,908)	$	– 0	–	$	– 0	–

Total	$1,053,908	$	– 0	–	$(1,053,908)	$	– 0	–		$0	^

*	The actual collateral received/pledged may be more than the amount reported due to over-collateralization.

^

Net amount represents the net receivable/payable that would be due from/to the counterparty in the event of default or termination. The net amount from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same counterparty.

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NOTE E

Capital Stock

The Fund has authorized 81.2 billion shares of capital stock. The allocation is as follow:

	Allocation of Shares (In Million)
Portfolio	Class A	Class B		Class C	Advisor	Class T	Class Z	Total
AB California	6,000	– 0	–	6,000	6,050	3,000	3,000	24,050
AB High Income Municipal	3,000	3,000		3,000	3,000	3,000	3,000	18,000
AB National	6,000	– 0	–	6,000	6,100	3,000	3,000	24,100
AB New York	3,000	– 0	–	3,000	3,050	3,000	3,000	15,050

Transactions in capital shares for each class were as follows:

	AB California Portfolio
	Shares		Amount
	Six Months Ended November 30, 2022 (unaudited)	Year Ended May 31, 2022	Six Months Ended November 30, 2022 (unaudited)	Year Ended May 31, 2022

Class A
Shares sold	4,335,945	7,478,896	$44,088,599	$84,651,764

Shares issued in reinvestment of dividends	359,758	464,192	3,670,379	5,213,008

Shares converted from Class C	88,517	529,039	908,391	6,078,594

Shares redeemed	(5,197,002)	(10,408,334)	(53,201,014)	(115,518,127)

Net decrease	(412,782)	(1,936,207)	$(4,533,645)	$(19,574,761)

Class C
Shares sold	246,220	390,437	$2,526,228	$4,448,291

Shares issued in reinvestment of dividends	20,569	26,005	209,702	291,675

Shares converted to Class A	(88,567)	(529,084)	(908,391)	(6,078,594)

Shares redeemed	(384,397)	(797,173)	(3,922,846)	(8,862,801)

Net decrease	(206,175)	(909,815)	$(2,095,307)	$(10,201,429)

Advisor Class
Shares sold	19,971,141	23,386,825	$205,502,327	$258,734,960

Shares issued in reinvestment of dividends	381,668	497,566	3,890,596	5,590,250

Shares redeemed	(20,697,436)	(19,056,318)	(211,317,297)	(208,636,203)

Net increase (decrease)	(344,627)	4,828,073	$(1,924,374)	$55,689,007

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	AB High Income Municipal Portfolio
	Shares		Amount
	Six Months Ended November 30, 2022 (unaudited)	Year Ended May 31, 2022	Six Months Ended November 30, 2022 (unaudited)	Year Ended May 31, 2022

Class A
Shares sold	7,102,776	13,171,334	$73,431,596	$157,629,945

Shares issued in reinvestment of dividends	774,552	1,190,291	7,900,525	14,175,988

Shares converted from Class C	815,991	3,309,348	8,399,449	39,969,528

Shares redeemed	(15,299,407)	(20,789,884)	(156,496,010)	(242,159,011)

Net decrease	(6,606,088)	(3,118,911)	$(66,764,440)	$(30,383,550)

Class C
Shares sold	747,168	1,310,463	$7,726,773	$15,713,438

Shares issued in reinvestment of dividends	110,288	183,730	1,124,341	2,189,096

Shares converted to Class A	(816,409)	(3,310,011)	(8,399,449)	(39,969,528)

Shares redeemed	(1,813,235)	(2,313,449)	(18,377,000)	(27,008,496)

Net decrease	(1,772,188)	(4,129,267)	$(17,925,335)	$(49,075,490)

Advisor Class
Shares sold	60,884,784	92,612,188	$625,924,266	$1,083,036,165

Shares issued in reinvestment of dividends	3,089,306	4,236,935	31,485,473	50,331,307

Shares redeemed	(90,869,655)	(72,377,595)	(919,174,570)	(825,709,965)

Net increase (decrease)	(26,895,565)	24,471,528	$(261,764,831)	$307,657,507

Class Z
Shares sold	8,489,970	47,919	$83,317,674	$586,248

Shares issued in reinvestment of dividends	830	1,348	8,458	15,990

Shares redeemed	(2,514,811)	(87,427)	(24,608,786)	(990,298)

Net increase (decrease)	5,975,989	(38,160)	$58,717,346	$(388,060)

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	AB National Portfolio
	Shares		Amount
	Six Months Ended November 30, 2022 (unaudited)	Year Ended May 31, 2022	Six Months Ended November 30, 2022 (unaudited)	Year Ended May 31, 2022

Class A
Shares sold	4,429,687	5,973,500	$42,198,465	$61,613,474

Shares issued in reinvestment of dividends	417,541	624,155	3,964,717	6,539,160

Shares converted from Class C	229,639	1,088,206	2,185,519	11,661,302

Shares redeemed	(10,750,425)	(11,039,618)	(102,529,901)	(114,125,674)

Net decrease	(5,673,558)	(3,353,757)	$(54,181,200)	$(34,311,738)

Class C
Shares sold	352,676	394,306	$3,331,152	$4,133,562

Shares issued in reinvestment of dividends	24,639	34,322	233,549	358,962

Shares converted to Class A	(229,915)	(1,089,303)	(2,185,519)	(11,661,302)

Shares redeemed	(546,446)	(952,848)	(5,179,748)	(9,841,947)

Net decrease	(399,046)	(1,613,523)	$(3,800,566)	$(17,010,725)

Advisor Class
Shares sold	62,161,126	60,018,399	$593,471,270	$612,040,055

Shares issued in reinvestment of dividends	1,461,736	1,804,119	13,897,092	18,877,242

Shares redeemed	(64,504,410)	(45,557,420)	(612,199,063)	(463,818,186)

Net increase (decrease)	(881,548)	16,265,098	$(4,830,701)	$167,099,111

	AB New York Portfolio
	Shares		Amount
	Six Months Ended November 30, 2022 (unaudited)	Year Ended May 31, 2022	Six Months Ended November 30, 2022 (unaudited)	Year Ended May 31, 2022

Class A
Shares sold	6,127,007	10,205,010	$55,077,261	$99,859,065

Shares issued in reinvestment of dividends	309,118	464,880	2,809,365	4,686,215

Shares converted from Class C	97,279	1,110,369	885,295	11,433,466

Shares redeemed	(9,139,122)	(12,499,602)	(82,894,167)	(121,867,864)

Net decrease	(2,605,718)	(719,343)	$(24,122,246)	$(5,889,118)

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	AB New York Portfolio
	Shares		Amount
	Six Months Ended November 30, 2022 (unaudited)	Year Ended May 31, 2022	Six Months Ended November 30, 2022 (unaudited)	Year Ended May 31, 2022

Class C
Shares sold	94,945	233,754	$853,186	$2,362,297

Shares issued in reinvestment of dividends	17,704	26,229	160,825	264,086

Shares converted to Class A	(97,325)	(1,111,323)	(885,295)	(11,433,466)

Shares redeemed	(300,302)	(438,587)	(2,737,749)	(4,370,815)

Net decrease	(284,978)	(1,289,927)	$(2,609,033)	$(13,177,898)

Advisor Class
Shares sold	6,607,499	10,856,529	$60,206,399	$106,775,743

Shares issued in reinvestment of dividends	160,566	219,569	1,460,593	2,210,058

Shares redeemed	(8,727,373)	(8,851,737)	(79,380,290)	(85,714,349)

Net increase (decrease)	(1,959,308)	2,224,361	$(17,713,298)	$23,271,452

NOTE F

Risks Involved in Investing in the Portfolios

Market Risk—The value of a Portfolios’ assets will fluctuate as the bond market fluctuates. The value of a Portfolios’ investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events, including public health crises (including the occurrence of a contagious disease or illness) and regional and global conflicts, that affect large portions of the market.

Credit Risk—An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security and accrued interest. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security. Investments in fixed-income securities with lower ratings tend to have a higher probability that an issuer will default or fail to meet its payment obligations.

Below Investment-Grade Securities Risk—Investments in fixed-income securities with lower ratings (commonly known as “junk bonds”)

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have a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity and negative performance of the junk bond market generally and may be more difficult to trade than other types of securities.

Municipal Market Risk—This is the risk that special factors may adversely affect the value of the municipal securities and have a significant effect on the yield or value of the Portfolios’ investments in municipal securities. These factors include economic conditions, political or legislative changes, public health crises, uncertainties related to the tax status of municipal securities, and the rights of investors in these securities. To the extent that the Portfolios invest more of their assets in a particular state’s municipal securities, the Portfolios may be vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism, public health crises (including the occurrence of a contagious disease or illness) and catastrophic natural disasters, such as hurricanes, fires or earthquakes. For example, the novel coronavirus (COVID-19) pandemic has significantly stressed the financial resources of many issuers of municipal securities, which could impair any such issuer’s ability to meet its financial obligations when due and adversely impact the value of its securities held by the Portfolios. As the full effects of the COVID-19 pandemic on state and local economies and on issuers of municipal securities are still uncertain, the financial difficulties of issuers of municipal securities may worsen, adversely affecting the performance of the Portfolios. The Portfolios’ investment in certain municipal securities with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities.

In addition, changes in tax rates or the treatment of income from certain types of municipal securities, among other things, could negatively affect the municipal securities markets.

The Portfolios invest from time to time in the municipal securities of Puerto Rico and other U.S. territories and their governmental agencies and municipalities, which are exempt from federal, state, and, where applicable, local income taxes. These municipal securities may have more risks than those of other U.S. issuers of municipal securities. Puerto Rico continues to face a very challenging economic and fiscal environment, worsened by the spread of COVID-19 and the adverse effect that related governmental and public responses have had on Puerto Rico’s economy.

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If the general economic situation in Puerto Rico continues to persist or worsens, the volatility and credit quality of Puerto Rican municipal securities could continue to be adversely affected, and the market for such securities may deteriorate further.

Tax Risk—There is no guarantee that the income on the Portfolios’ municipal securities will be exempt from regular federal, and if applicable, state income taxes. From time to time, the U.S. Government and the U.S. Congress consider changes in federal tax law that could limit or eliminate the federal tax exemption for municipal bond income, which would in effect reduce the income received by shareholders from the Portfolios by increasing taxes on that income. In such event, the Portfolios’ NAV, could also decline as yields on municipal bonds, which are typically lower than those on taxable bonds, would be expected to increase to approximately the yield of comparable taxable bonds. Actions or anticipated actions affecting the tax exempt status of municipal bonds could also result in significant shareholder redemptions of portfolio shares as investors anticipate adverse effects on the Portfolios or seek higher yields to offset the potential loss of the tax deduction. As a result, the Portfolios would be required to maintain higher levels of cash to meet the redemptions, which would negatively affect the Portfolios’ yield.

Interest-Rate Risk—Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of existing investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. The Portfolio may be subject to a greater risk of rising interest rates than would normally be the case due to the end of the recent period of historically low rates and the effect of potential central bank monetary policy, and government fiscal policy, initiatives and resulting market reactions to those initiatives.

Duration Risk—Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. Fixed-income securities with longer durations have more risk and will decrease in price as interest rates rise.

Inflation Risk—This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Portfolios’ assets can decline as can the value of the Portfolios’ distributions. This risk is significantly greater for fixed-income securities with longer maturities.

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Financing and Related Transactions; Leverage and Other Risks—The Portfolios may utilize financial leverage, including tender option bond transactions, to seek to enhance the yield and net asset value. These objectives may not be achieved in all interest rate environments. Leverage creates certain risks for shareholders, including the likelihood of greater volatility of the net asset value. If income from the securities purchased from the funds made available by leverage is not sufficient to cover the cost of leverage, the Portfolios’ return will be less than if leverage had not been used. As a result, the amounts available for distribution as dividends and other distributions will be reduced. During periods of rising short-term interest rates, the interest paid on the floaters in tender option bond transactions would increase, which may adversely affect the Portfolios’ income and distribution to shareholders. A decline in distributions would adversely affect the Portfolios’ yield. If rising short-term rates coincide with a period of rising long-term rates, the value of the long-term municipal bonds purchased with the proceeds of leverage would decline, adversely affecting the net asset value.

In a tender option bond transaction, the Portfolios may transfer a highly rated fixed-rate municipal security to a broker, which, in turn, deposits the bond into a special purpose vehicle (typically, a trust) usually sponsored by the broker. The Portfolios receive cash and a residual interest security (sometimes referred to as an “inverse floater”) issued by the trust in return. The trust simultaneously issues securities, which pay an interest rate that is reset each week based on an index of high-grade short-term seven-day demand notes. These securities, sometimes referred to as “floaters”, are bought by third parties, including tax-exempt money market funds, and can be tendered by these holders to a liquidity provider at par, unless certain events occur. The Portfolios continue to earn all the interest from the transferred bond less the amount of interest paid on the floaters and the expenses of the trust, which include payments to the trustee and the liquidity provider and organizational costs. The Portfolios also use the cash received from the transaction for investment purposes or to retire other forms of leverage. Under certain circumstances, the trust may be terminated and collapsed, either by the Portfolios or upon the occurrence of certain events, such as a downgrade in the credit quality of the underlying bond, or in the event holders of the floaters tender their securities to the liquidity provider. See Note I to the Financial Statements “Floating Rate Notes Issued in Connection with Securities Held” for more information about tender option bond transactions.

The Portfolios may also purchase inverse floaters from a tender option bond trust in a secondary market transaction without first owning the underlying bond. The income received from an inverse floater varies inversely with the short-term interest rate paid on the floaters issued by the

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trust. The prices of inverse floaters are subject to greater volatility than the prices of fixed-income securities that are not inverse floaters. Investments in inverse floaters may amplify the risks of leverage. If short-term interest rates rise, the interest payable on the floaters would increase and income from the inverse floaters decrease.

Illiquid Investments Risk—Illiquid investments risk exists when certain investments are or become difficult to purchase or sell. Difficulty in selling such investments may result in sales at disadvantageous prices affecting the value of your investment in the Portfolios. Causes of illiquid investments risk may include low trading volumes, large positions and heavy redemptions of Portfolio shares. Illiquid investments risk may be higher in a rising interest rate environment, when the value and liquidity of fixed-income securities generally decline. Municipal securities may have more illiquid investments risk than other fixed-income securities because they trade less frequently and the market for municipal securities is generally smaller than many other markets.

Derivatives Risk—Derivatives may be difficult to price or unwind and leveraged so that small changes may produce disproportionate losses for the Portfolios. A short position in a derivative instrument involves the risk of a theoretically unlimited increase in the value of the underlying instrument, which could cause the Portfolios to suffer a (potentially unlimited) loss. Derivatives, especially over-the-counter derivatives, are also subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Portfolios.

LIBOR Transition and Associated Risk—The Portfolios may be exposed to debt securities, derivatives or other financial instruments that utilize the London Interbank Offered Rate, or “LIBOR,” as a “benchmark” or “reference rate” for various interest rate calculations. In 2017, the United Kingdom Financial Conduct Authority (“FCA”), which regulates LIBOR, announced a desire to phase out the use of LIBOR by the end of 2021. The FCA and LIBOR’s administrator, ICE Benchmark Administration, have since announced that most LIBOR settings (which reflect LIBOR rates quoted in different currencies over various time periods) will no longer be published after the end of 2021 but that the most widely used U.S. Dollar LIBOR settings will continue to be published until June 30, 2023. However, banks were strongly encouraged to cease entering into agreements with counterparties referencing LIBOR by the end of 2021. It is possible that a subset of LIBOR settings will be published after these dates on a “synthetic” basis, but any such publications would be considered non-representative of the underlying market. Since 2018 the Federal Reserve Bank of New York has published the secured overnight funding

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NOTES TO FINANCIAL STATEMENTS (continued)

rate (referred to as SOFR), which is intended to replace U.S. Dollar LIBOR. SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement (repo) market and has been used increasingly on a voluntary basis in new instruments and transactions. In addition, on March 15, 2022, the Adjustable Interest Rate Act was signed into law. This law provides a statutory fallback mechanism to replace LIBOR with a benchmark rate that is selected by the Federal Reserve Board and based on SOFR for certain contracts that reference LIBOR without adequate fallback provisions.

The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect the Portfolios’ performance and/or net asset value. Uncertainty and risk also remain regarding the willingness and ability of issuers and lenders to include revised provisions in new and existing contracts or instruments. Consequently, the transition from LIBOR to other reference rates may lead to increased volatility and illiquidity in markets that are tied to LIBOR, fluctuations in values of LIBOR-related investments or investments in issuers that utilize LIBOR, increased difficulty in borrowing or refinancing and diminished effectiveness of hedging strategies, potentially adversely affecting the Portfolios’ performance. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Neither the effect of the LIBOR transition process nor its ultimate success can yet be known.

Indemnification Risk—In the ordinary course of business, the Portfolios enter into contracts that contain a variety of indemnifications. The Portfolios’ maximum exposure under these arrangements is unknown. However, the Portfolios have not had prior claims or losses pursuant to these indemnification provisions and expect the risk of loss thereunder to be remote. Therefore, the Portfolios have not accrued any liability in connection with these indemnification provisions.

Management Risk—The Portfolios are subject to management risk because they are an actively-managed investment funds. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results. Some of these techniques may incorporate, or rely upon, quantitative models, but there is no guarantee that these models will generate accurate forecasts, reduce risk or otherwise perform as expected.

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NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Portfolios, participate in a $325 million revolving credit facility (the “Facility”) intended to provide short-term financing related to redemptions and other short term liquidity requirements, subject to certain restrictions. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Portfolios did not utilize the Facility during the six months ended November 30, 2022.

NOTE H

Distributions to Shareholders

The tax character of distributions to be paid for the year ending May 31, 2023 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal period through May 31, 2022 and the tax years ended November 30, 2021 and May 31, 2021 were as follows:

AB California Portfolio	December 1, 2021 to May 31, 2022			June 1, 2021 to November 30, 2021		Year Ended May 31, 2021
Distributions paid from:
Ordinary income	$	– 0	–	$237,886		$703,142
Net long-term capital gains		– 0	–	– 0	–	42,445

Total taxable distributions		– 0	–	237,886		745,587
Tax exempt distributions		11,320,603		10,012,329		24,787,438

Total distributions paid		$11,320,603		$10,250,215		$25,533,025

AB High Income Municipal Portfolio	December 1, 2021 to May 31, 2022			June 1, 2021 to November 30, 2021		Year Ended May 31, 2021
Distributions paid from:
Ordinary income	$	– 0	–	$4,359,494		$8,478,725

Total taxable distributions		– 0	–	4,359,494		8,478,725
Tax exempt distributions		64,660,568		55,727,850		107,306,485

Total distributions paid		$64,660,568		$60,087,344		$115,785,210

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NOTES TO FINANCIAL STATEMENTS (continued)

AB National Portfolio	December 1, 2021 to May 31, 2022			June 1, 2021 to November 30, 2021	Year Ended May 31, 2021
Distributions paid from:
Ordinary income	$	– 0	–	$182,163	$1,247,779

Total taxable distributions		– 0	–	182,163	1,247,779
Tax exempt distributions		20,244,856		18,549,766	39,730,104

Total distributions paid		$20,244,856		$18,731,929	$40,977,883

AB New York Portfolio	December 1, 2021 to May 31, 2022			June 1, 2021 to November 30, 2021	Year Ended May 31, 2021
Distributions paid from:
Ordinary income	$	– 0	–	$61,452	$463,944

Total taxable distributions		– 0	–	61,452	463,944
Tax exempt distributions		7,066,933		6,531,245	14,293,752

Total distributions paid		$7,066,933		$6,592,697	$14,757,696

As of November 30, 2021, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Portfolio	Undistributed Tax- Exempt Income	Accumulated Capital and Other Losses(a)	Unrealized Appreciation (Depreciation)(b)	Total Accumulated Earnings/ (Deficit)(c)
AB California	$4,559	$(124,321)	$63,223,225	$63,103,463
AB High Income Municipal	2,158,438	(7,126,957)	347,263,888	342,295,369
AB National	78,351	(18,354,933)	116,835,201	98,558,619
AB New York	32,379	(11,036,161)	41,291,549	30,287,767

(a)

At November 30, 2021, AB California Portfolio, AB High Income Municipal Portfolio, AB National Portfolio, and AB New York Portfolio had capital loss carryforwards for federal income tax purposes. As of November 30, 2021, AB California Portfolio, AB High Income Municipal Portfolio, AB National Portfolio, and AB New York Portfolio had net capital loss carryforwards of $124,321, $7,126,957, $18,354,933, and $11,036,161, respectively. During the tax period ended November 30, 2021, AB National Portfolio and AB New York Portfolio utilized $255,383 and $60,294 of capital loss carryforwards to offset current year net realized gains.

(b)

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to the tax treatment of swaps, the tax deferral of losses on wash sales, and the tax treatment of tender option bonds.

(c)	The differences between book-basis and tax-basis components of accumulated earnings/(deficit) are attributable primarily to the tax treatment of defaulted securities and dividends payable.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses.

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NOTES TO FINANCIAL STATEMENTS (continued)

As of November 30, 2021, the Portfolios had net capital loss carryforwards as follows:

Portfolio	Short-Term Amount	Long-Term Amount
AB California	$124,321	$	– 0	–
AB High Income Municipal	7,126,957		– 0	–
AB National	18,354,933		– 0	–
AB New York	11,036,161		– 0	–

NOTE I

Floating Rate Notes Issued in Connection with Securities Held

Each Portfolio may engage in tender option bond transactions in which the Portfolio may transfer a fixed rate bond (“Fixed Rate Bond”) into a Special Purpose Vehicle (the “SPV”, which is generally organized as a trust). The Portfolio buys a residual interest in the assets and cash flows of the SPV, often referred to as an inverse floating rate obligation (“Inverse Floater”). The SPV also issues floating rate notes (“Floating Rate Notes”) which are sold to third parties. The Floating Rate Notes pay interest at rates that generally reset weekly and their holders have the option to tender their notes to a liquidity provider for redemption at par. The Inverse Floater held by the Portfolio gives the Portfolio the right (1) to cause the holders of the Floating Rate Notes to tender their notes at par, and (2) to have the trustee transfer the Fixed Rate Bond held by the SPV to the Portfolio, thereby collapsing the SPV. The SPV may also be collapsed in certain other circumstances. In accordance with U.S. GAAP requirements regarding accounting for transfers and servicing of financial assets and extinguishments of liabilities, the Portfolio accounts for the transaction described above as a secured borrowing by including the Fixed Rate Bond in its portfolio of investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in its statement of assets and liabilities. Interest expense related to the Portfolios’ liability with respect to Floating Rate Notes is recorded as incurred. The interest expense is also included in the Portfolios’ expense ratio. At November 30, 2022, the amount of Floating Rate Notes outstanding was $365,625,000 and the related interest rate ranged from 1.93% to 2.20%% for AB High Income Municipal Portfolio. At November 30, 2022, AB California Portfolio, AB National Portfolio and AB New York Portfolio did not have any Floating Rate Notes outstanding. For the six months ended November 30, 2022, the average amount of Floating Rate Notes outstanding and the daily weighted average interest rate were as follows:

Portfolio	Average Amount Outstanding	Weighted Average Interest Rate
AB High Income Municipal	$349,872,022	2.24%

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NOTES TO FINANCIAL STATEMENTS (continued)

Each Portfolio may also purchase Inverse Floaters in the secondary market without first owning the underlying bond. Such an Inverse Floater is included in the portfolio of investments but is not required to be treated as a secured borrowing and reflected in the Portfolios’ financial statements as a secured borrowing. For the six months ended November 30, 2022, AB California Portfolio engaged in such transactions.

The final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) were issued on December 10, 2013. The Volcker Rule precludes banking entities and their affiliates from (i) sponsoring residual interest bond programs, such as the Fund’s TOB transactions (as such programs were then previously or are presently structured), and (ii) continuing certain relationships with or certain services for residual interest bond programs.

NOTE J

Recent Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2020-04, “Reference Rate Reform (Topic 848)—Facilitation of the Effects of Reference Rate Reform on Financial Reporting.” ASU 2020-04 provides optional guidance to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates. ASU 2020-04 is effective as of March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.

NOTE K

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Portfolios’ financial statements through this date.

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FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB California Portfolio
	Class A
	Six Months Ended November 30, 2022 (unaudited)	Year Ended May 31,
		2022	2021	2020	2019	2018

Net asset value, beginning of period	$ 10.60	$ 11.57	$ 10.96	$ 11.21	$ 11.06	$ 11.25

Income From Investment Operations

Net investment income(a)(b)	.14	.24	.29	.33	.37	.37

Net realized and unrealized gain (loss) on investment transactions	(.35)	(.99)	.61	(.25)	.15	(.20)

Net increase (decrease) in net asset value from operations	(.21)	(.75)	.90	.08	.52	.17

Less: Dividends

Dividends from net investment income	(.15)	(.22)	(.29)	(.33)	(.37)	(.36)

Net asset value, end of period	$ 10.24	$ 10.60	$ 11.57	$ 10.96	$ 11.21	$ 11.06

Total Return

Total investment return based on net asset value(c)	(1.98)%	(6.57)%	8.30%	.68%	4.84%	1.55%
Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$460,790	$481,440	$547,704	$494,992	$482,499	$465,581

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.75%^	.75%	.75%	.75%	.75%	.76%

Expenses, before waivers/reimbursements(d)	.78%^	.76%	.77%	.78%	.80%	.80%

Net investment income(a)	2.80%^	2.09%	2.54%	2.96%	3.38%	3.28%

Portfolio turnover rate	17%	17%	23%	16%	13%	14%

See footnote summary on page 232-233.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB California Portfolio
	Class C
	Six Months Ended November 30, 2022 (unaudited)	Year Ended May 31,
		2022	2021	2020	2019	2018

Net asset value, beginning of period	$ 10.60	$ 11.56	$ 10.96	$ 11.21	$ 11.05	$ 11.24

Income From Investment Operations

Net investment income(a)(b)	.11	.15	.20	.25	.29	.28

Net realized and unrealized gain (loss) on investment transactions	(.36)	(.97)	.61	(.26)	.16	(.19)

Net increase (decrease) in net asset value from operations	(.25)	(.82)	.81	(.01)	.45	.09

Less: Dividends

Dividends from net investment income	(.11)	(.14)	(.21)	(.24)	(.29)	(.28)

Net asset value, end of period	$ 10.24	$ 10.60	$ 11.56	$ 10.96	$ 11.21	$ 11.05

Total Return

Total investment return based on net asset value(c)	(2.36)%	(7.19)%	7.40%	(.08)%	4.15%	.79%
Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$25,323	$28,401	$41,511	$42,622	$44,421	$48,977

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	1.50%^	1.50%	1.50%	1.50%	1.50%	1.51%

Expenses, before waivers/reimbursements(d)	1.53%^	1.51%	1.52%	1.53%	1.55%	1.55%

Net investment income(a)	2.14%^	1.33%	1.80%	2.21%	2.63%	2.53%

Portfolio turnover rate	17%	17%	23%	16%	13%	14%

See footnote summary on page 232-233.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB California Portfolio
	Advisor Class
	Six Months Ended November 30, 2022 (unaudited)	Year Ended May 31,
		2022	2021	2020	2019	2018

Net asset value, beginning of period	$ 10.60	$ 11.57	$ 10.96	$ 11.21	$ 11.06	$ 11.25

Income From Investment Operations

Net investment income(a)(b)	.16	.26	.32	.36	.40	.39

Net realized and unrealized gain (loss) on investment transactions	(.36)	(.98)	.61	(.26)	.15	(.19)

Net increase (decrease) in net asset value from operations	(.20)	(.72)	.93	.10	.55	.20

Less: Dividends

Dividends from net investment income	(.16)	(.25)	(.32)	(.35)	(.40)	(.39)

Net asset value, end of period	$ 10.24	$ 10.60	$ 11.57	$ 10.96	$ 11.21	$ 11.06

Total Return

Total investment return based on net asset value(c)	(1.86)%	(6.34)%	8.57%	.93%	5.10%	1.80%
Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$445,188	$464,558	$451,056	$381,036	$279,106	$184,599

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.50%^	.50%	.50%	.50%	.51%	.51%

Expenses, before waivers/reimbursements(d)	.53%^	.51%	.52%	.53%	.55%	.55%

Net investment income(a)	3.04%^	2.34%	2.78%	3.20%	3.63%	3.52%

Portfolio turnover rate	17%	17%	23%	16%	13%	14%

See footnote summary on page 232-233.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB High Income Municipal Portfolio
Class A
Six Months Ended November 30, 2022 (unaudited)	Year Ended May 31,
2022	2021	2020	2019	2018

Net asset value, beginning of period	$ 10.96	$ 12.25	$ 10.90	$ 11.65	$ 11.39	$ 11.34

Income From Investment Operations

Net investment income(a)(b)	.21	.37	.39	.42	.43	.45

Net realized and unrealized gain (loss) on investment transactions	(.81)	(1.29)	1.36	(.74)	.30	.05

Contributions from Affiliates	– 0	–	.00	(e)	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(.60)	(.92)	1.75	(.32)	.73	.50

Less: Dividends

Dividends from net investment income	(.21)	(.37)	(.40)	(.43)	(.47)	(.45)

Net asset value, end of period	$ 10.15	$ 10.96	$ 12.25	$ 10.90	$ 11.65	$ 11.39

Total Return

Total investment return based on net asset value(c)	(5.46)%	(7.68)%	16.40%	(2.97)%	6.64%	4.50%
Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$645,883	$769,846	$899,274	$680,380	$754,555	$755,327

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	1.05	%^	.85%	.85%	.85%	.87%	.87%

Expenses, before waivers/reimbursements(d)	1.05	%^	.85%	.85%	.85%	.88%	.88%

Net investment income(a)	4.03	%^	3.06%	3.27%	3.59%	3.81%	3.95%

Portfolio turnover rate	13%	16%	16%	22%	23%	22%

See footnote summary on page 232-233.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB High Income Municipal Portfolio
Class C
Six Months Ended November 30, 2022 (unaudited)	Year Ended May 31,
2022	2021	2020	2019	2018

Net asset value, beginning of period	$ 10.95	$ 12.25	$ 10.89	$ 11.65	$ 11.39	$ 11.33

Income From Investment Operations

Net investment income(a)(b)	.17	.28	.30	.33	.35	.36

Net realized and unrealized gain (loss) on investment transactions	(.81)	(1.30)	1.38	(.74)	.30	.07

Contributions from Affiliates	– 0	–	.00	(e)	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(.64)	(1.02)	1.68	(.41)	.65	.43

Less: Dividends

Dividends from net investment income	(.17)	(.28)	(.32)	(.35)	(.39)	(.37)

Net asset value, end of period	$ 10.14	$ 10.95	$ 12.25	$ 10.89	$ 11.65	$ 11.39

Total Return

Total investment return based on net asset value(c)	(5.83)%	(8.46)%	15.53%	(3.69)%	5.85%	3.82%
Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$86,715	$113,046	$177,019	$217,533	$273,186	$290,311

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	1.80	%^	1.60%	1.60%	1.60%	1.62%	1.62%

Expenses, before waivers/reimbursements(d)	1.80	%^	1.60%	1.61%	1.60%	1.63%	1.63%

Net investment income(a)	3.28	%^	2.30%	2.54%	2.85%	3.06%	3.20%

Portfolio turnover rate	13%	16%	16%	22%	23%	22%

See footnote summary on page 232-233.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB High Income Municipal Portfolio
Advisor Class
Six Months Ended November 30, 2022 (unaudited)	Year Ended May 31,
2022	2021	2020	2019	2018

Net asset value, beginning of period	$ 10.95	$ 12.25	$ 10.89	$ 11.65	$ 11.38	$ 11.33

Income From Investment Operations

Net investment income(a)(b)	.22	.40	.42	.45	.46	.48

Net realized and unrealized gain (loss) on investment transactions	(.81)	(1.30)	1.37	(.75)	.31	.05

Contributions from Affiliates	– 0	–	.00	(e)	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(.59)	(.90)	1.79	(.30)	.77	.53

Less: Dividends

Dividends from net investment income	(.22)	(.40)	(.43)	(.46)	(.50)	(.48)

Net asset value, end of period	$ 10.14	$ 10.95	$ 12.25	$ 10.89	$ 11.65	$ 11.38

Total Return

Total investment return based on net asset value(c)	(5.35)%	(7.53)%	16.70%	(2.72)%	7.00%	4.76%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,143,364	$2,609,004	$2,618,340	$1,872,364	$1,975,651	$1,593,859

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.80	%^	.60%	.60%	.60%	.62%	.62%

Expenses, before waivers/reimbursements(d)	.80	%^	.60%	.60%	.60%	.63%	.63%

Net investment income(a)	4.27	%^	3.32%	3.52%	3.84%	4.05%	4.20%

Portfolio turnover rate	13%	16%	16%	22%	23%	22%

See footnote summary on page 232-233.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

AB High Income Municipal Portfolio
Class Z
Six Months Ended November 30, 2022 (unaudited)	Year Ended May 31,	October 1, 2018(f) to May 31, 2019

2022	2021	2020

Net asset value, beginning of period	$ 10.96	$ 12.26	$ 10.90	$ 11.65	$ 11.27

Income From Investment Operations

Net investment income(a)(b)	.22	.40	.42	.43	.31

Net realized and unrealized gain (loss) on investment transactions	(.81)	(1.30)	1.37	(.71)	.42

Contributions from Affiliates	– 0	–	.00	(e)	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	(.59)	(.90)	1.79	(.28)	.73

Less: Dividends

Dividends from net investment income	(.22)	(.40)	(.43)	(.47)	(.35)

Net asset value, end of period	$ 10.15	$ 10.96	$ 12.26	$ 10.90	$ 11.65

Total Return

Total investment return based on net asset value(c)	(5.34)%	(7.52)%	16.69%	(2.60)%	6.59%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$61,777	$1,231	$1,845	$2,085	$10

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.80	%^	.59%	.59%	.60%	.65	%^

Expenses, before waivers/reimbursements(d)	.83	%^	.59%	.59%	.61%	.65	%^

Net investment income(a)	4.79	%^	3.32%	3.55%	4.11%	4.11	%^

Portfolio turnover rate	13%	16%	16%	22%	23%

See footnote summary on page 232-233.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB National Portfolio
	Class A
	Six Months Ended November 30, 2022 (unaudited)	Year Ended May 31,
		2022	2021	2020	2019	2018

Net asset value, beginning of period	$ 9.88	$ 10.77	$ 10.20	$ 10.38	$ 10.15	$ 10.30

Income From Investment Operations

Net investment income(a)(b)	.13	.22	.23	.27	.29	.30

Net realized and unrealized gain (loss) on investment transactions	(.38)	(.91)	.58	(.19)	.23	(.15)

Net increase (decrease) in net asset value from operations	(.25)	(.69)	.81	.08	.52	.15

Less: Dividends

Dividends from net investment income	(.13)	(.20)	(.24)	(.26)	(.29)	(.30)

Net asset value, end of period	$ 9.50	$ 9.88	$ 10.77	$ 10.20	$ 10.38	$ 10.15

Total Return

Total investment return based on net asset value(c)	(2.50)%	(6.45)%	8.00%	.80%	5.23%	1.48%
Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$435,101	$508,814	$590,789	$549,816	$572,911	$585,549

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.75%^	.75%	.75%	.75%	.75%	.75%

Expenses, before waivers/reimbursements(d)	.78%^	.77%	.78%	.78%	.79%	.80%

Net investment income(a)	2.72%^	2.05%	2.21%	2.57%	2.87%	2.93%

Portfolio turnover rate	19%	12%	24%	28%	19%	18%

See footnote summary on page 232-233.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB National Portfolio
	Class C
	Six Months Ended November 30, 2022 (unaudited)	Year Ended May 31,
		2022	2021	2020	2019	2018

Net asset value, beginning of period	$ 9.87	$ 10.76	$ 10.19	$ 10.37	$ 10.14	$ 10.29

Income From Investment Operations

Net investment income(a)(b)	.09	.14	.16	.19	.21	.22

Net realized and unrealized gain (loss) on investment transactions	(.38)	(.90)	.57	(.18)	.24	(.15)

Net increase (decrease) in net asset value from operations	(.29)	(.76)	.73	.01	.45	.07

Less: Dividends

Dividends from net investment income	(.10)	(.13)	(.16)	(.19)	(.22)	(.22)

Net asset value, end of period	$ 9.48	$ 9.87	$ 10.76	$ 10.19	$ 10.37	$ 10.14

Total Return

Total investment return based on net asset value(c)	(2.97)%	(7.16)%	7.20%	.05%	4.45%	.72%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$27,528	$32,583	$52,879	$64,573	$75,942	$89,963

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	1.50%^	1.50%	1.50%	1.50%	1.50%	1.50%

Expenses, before waivers/reimbursements(d)	1.54%^	1.52%	1.53%	1.54%	1.54%	1.55%

Net investment income(a)	1.97%^	1.30%	1.48%	1.82%	2.12%	2.19%

Portfolio turnover rate	19%	12%	24%	28%	19%	18%

See footnote summary on page 232-233.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB National Portfolio
	Advisor Class
	Six Months Ended November 30, 2022 (unaudited)	Year Ended May 31,
		2022	2021	2020	2019	2018

Net asset value, beginning of period	$ 9.88	$ 10.77	$ 10.20	$ 10.38	$ 10.15	$ 10.30

Income From Investment Operations

Net investment income(a)(b)	.14	.24	.26	.29	.31	.32

Net realized and unrealized gain (loss) on investment transactions	(.38)	(.90)	.58	(.18)	.24	(.14)

Net increase (decrease) in net asset value from operations	(.24)	(.66)	.84	.11	.55	.18

Less: Dividends

Dividends from net investment income	(.14)	(.23)	(.27)	(.29)	(.32)	(.33)

Net asset value, end of period	$ 9.50	$ 9.88	$ 10.77	$ 10.20	$ 10.38	$ 10.15

Total Return

Total investment return based on net asset value(c)	(2.37)%	(6.22)%	8.27%	1.05%	5.49%	1.73%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,212,601	$1,270,573	$1,209,849	$1,001,776	$853,908	$656,958

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.50%^	.50%	.50%	.50%	.50%	.50%

Expenses, before waivers/reimbursements(d)	.53%^	.52%	.53%	.53%	.54%	.55%

Net investment income(a)	2.96%^	2.31%	2.45%	2.81%	3.11%	3.18%

Portfolio turnover rate	19%	12%	24%	28%	19%	18%

See footnote summary on page 232-233.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB New York Portfolio
	Class A
	Six Months Ended November 30, 2022 (unaudited)	Year Ended May 31,
		2022	2021	2020	2019	2018

Net asset value, beginning of period	$ 9.49	$ 10.34	$ 9.70	$ 10.05	$ 9.82	$ 10.01

Income From Investment Operations

Net investment income(a)(b)	.12	.22	.23	.26	.29	.28

Net realized and unrealized gain (loss) on investment transactions	(.38)	(.86)	.65	(.35)	.23	(.19)

Net increase (decrease) in net asset value from operations	(.26)	(.64)	.88	(.09)	.52	.09

Less: Dividends

Dividends from net investment income	(.12)	(.21)	(.24)	(.26)	(.29)	(.28)

Net asset value, end of period	$ 9.11	$ 9.49	$ 10.34	$ 9.70	$ 10.05	$ 9.82

Total Return

Total investment return based on net asset value(c)	(2.68)%	(6.29)%	9.13%	(.92)%	5.37%	.95%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$341,279	$380,361	$421,752	$414,853	$440,361	$428,147

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.75%^	.75%	.75%	.75%	.76%	.75%

Expenses, before waivers/reimbursements(d)	.82%^	.79%	.80%	.80%	.82%	.81%

Net investment income(a)	2.67%^	2.17%	2.31%	2.64%	2.92%	2.86%

Portfolio turnover rate	5%	16%	22%	23%	15%	11%

See footnote summary on page 232-233.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB New York Portfolio
	Class C
	Six Months Ended November 30, 2022 (unaudited)	Year Ended May 31,
		2022	2021	2020	2019	2018

Net asset value, beginning of period	$ 9.49	$ 10.33	$ 9.69	$ 10.04	$ 9.81	$ 10.01

Income From Investment Operations

Net investment income(a)(b)	.09	.14	.16	.19	.21	.21

Net realized and unrealized gain (loss) on investment transactions	(.39)	(.85)	.64	(.35)	.23	(.20)

Net increase (decrease) in net asset value from operations	(.30)	(.71)	.80	(.16)	.44	.01

Less: Dividends

Dividends from net investment income	(.09)	(.13)	(.16)	(.19)	(.21)	(.21)

Net asset value, end of period	$ 9.10	$ 9.49	$ 10.33	$ 9.69	$ 10.04	$ 9.81

Total Return

Total investment return based on net asset value(c)	(3.15)%	(6.91)%	8.33%	(1.66)%	4.59%	.09%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$20,523	$24,089	$39,563	$44,221	$51,764	$61,179

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	1.50%^	1.50%	1.50%	1.50%	1.51%	1.50%

Expenses, before waivers/reimbursements(d)	1.57%^	1.54%	1.55%	1.55%	1.57%	1.56%

Net investment income(a)	1.92%^	1.41%	1.56%	1.89%	2.18%	2.11%

Portfolio turnover rate	5%	16%	22%	23%	15%	11%

See footnote summary on page 232-233.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	AB New York Portfolio
	Advisor Class
	Six Months Ended November 30, 2022 (unaudited)	Year Ended May 31,
		2022	2021	2020	2019	2018

Net asset value, beginning of period	$ 9.49	$ 10.34	$ 9.70	$ 10.05	$ 9.82	$ 10.02

Income From Investment Operations

Net investment income(a)(b)	.13	.25	.26	.29	.31	.31

Net realized and unrealized gain (loss) on investment transactions	(.37)	(.87)	.64	(.35)	.23	(.20)

Net increase (decrease) in net asset value from operations	(.24)	(.62)	.90	(.06)	.54	.11

Less: Dividends

Dividends from net investment income	(.14)	(.23)	(.26)	(.29)	(.31)	(.31)

Net asset value, end of period	$ 9.11	$ 9.49	$ 10.34	$ 9.70	$ 10.05	$ 9.82

Total Return

Total investment return based on net asset value(c)	(2.55)%	(6.06)%	9.40%	(.67)%	5.63%	1.20%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$167,350	$192,990	$187,212	$145,160	$135,701	$111,151

Ratio to average net assets of:

Expenses, net of waivers/reimbursements(d)	.50%^	.50%	.50%	.50%	.51%	.50%

Expenses, before waivers/reimbursements(d)	.57%^	.54%	.55%	.55%	.57%	.56%

Net investment income(a)	2.91%^	2.42%	2.55%	2.89%	3.17%	3.11%

Portfolio turnover rate	5%	16%	22%	23%	15%	11%

See footnote summary on page 232-233.

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

(a)	Net of expenses waived/reimbursed by the Adviser.

(b)	Based on average shares outstanding.

(c)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(d)	The expense ratios presented below exclude interest/bank overdraft expense:

	Six Months Ended November 30, 2022 (unaudited)		Year Ended May 31,
			2022	2021	2020	2019	2018

AB California Portfolio
Class A
Net of waivers/reimbursements	.75	%^	.75%	.75%	.75%	.75%	.75%
Before waivers/reimbursements	.78	%^	.76%	.77%	.78%	.79%	.79%
Class C
Net of waivers/reimbursements	1.50	%^	1.50%	1.50%	1.50%	1.50%	1.50%
Before waivers/reimbursements	1.53	%^	1.51%	1.52%	1.53%	1.54%	1.54%
Advisor Class
Net of waivers/reimbursements	.50	%^	.50%	.50%	.50%	.50%	.50%
Before waivers/reimbursements	.53	%^	.51%	.52%	.53%	.54%	.54%

	Six Months Ended November 30, 2022 (unaudited)		Year Ended May 31,
			2022	2021	2020	2019	2018

AB High Income Municipal Portfolio
Class A
Net of waivers/reimbursements	.80	%^	.78%	.79%	.80%	.80%	.80%
Before waivers/reimbursements	.80	%^	.78%	.80%	.80%	.81%	.81%
Class C
Net of waivers/reimbursements	1.55	%^	1.53%	1.55%	1.55%	1.55%	1.55%
Before waivers/reimbursements	1.55	%^	1.53%	1.55%	1.55%	1.56%	1.56%
Advisor Class
Net of waivers/reimbursements	.55	%^	.53%	.55%	.55%	.55%	.55%
Before waivers/reimbursements	.55	%^	.53%	.55%	.55%	.55%	.56%
Class Z(f)
Net of waivers/reimbursements	.55	%^	.52%	.53%	.55%	.53%^	N/A
Before waivers/reimbursements	.58	%^	.53%	.54%	.56%	.53%^	N/A

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FINANCIAL HIGHLIGHTS (continued)

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

	Six Months Ended November 30, 2022 (unaudited)		Year Ended May 31,
			2022	2021	2020	2019	2018

AB National Portfolio
Class A
Net of waivers/reimbursements	.75	%^	.75%	.75%	.75%	.75%	.75%
Before waivers/reimbursements	.78	%^	.77%	.78%	.78%	.79%	.80%
Class C
Net of waivers/reimbursements	1.50	%^	1.50%	1.50%	1.50%	1.50%	1.50%
Before waivers/reimbursements	1.54	%^	1.52%	1.53%	1.54%	1.54%	1.55%
Advisor Class
Net of waivers/reimbursements	.50	%^	.50%	.50%	.50%	.50%	.50%
Before waivers/reimbursements	.53	%^	.52%	.53%	.53%	.54%	.55%

	Six Months Ended November 30, 2022 (unaudited)		Year Ended May 31,
			2022	2021	2020	2019	2018

AB New York Portfolio
Class A
Net of waivers/reimbursements	.75	%^	.75%	.75%	.75%	.75%	.75%
Before waivers/reimbursements	.82	%^	.79%	.80%	.80%	.81%	.81%
Class C
Net of waivers/reimbursements	1.50	%^	1.50%	1.50%	1.50%	1.50%	1.50%
Before waivers/reimbursements	1.57	%^	1.54%	1.55%	1.55%	1.56%	1.56%
Advisor Class
Net of waivers/reimbursements	.50	%^	.50%	.50%	.50%	.50%	.50%
Before waivers/reimbursements	.57	%^	.54%	.55%	.55%	.56%	.56%

(e)	Amount is less than $.005.

(f)	Commencement of distribution as of October 1, 2018.

^	Annualized.

See notes to financial statements.

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BOARD OF DIRECTORS

Garry L. Moody(1), Chairman Jorge A. Bermudez(1) Michael J. Downey(1) Onur Erzan, President and Chief Executive Officer	Nancy P. Jacklin(1) Jeanette W. Loeb(1) Carol C. McMullen(1) Marshall C. Turner, Jr.(1)

OFFICERS

Daryl Clements(2), Vice President Terrance T. Hults(2), Vice President Matthew J. Norton(2), Vice President Andrew D. Potter(2), Vice President Nancy E. Hay, Secretary	Michael B. Reyes, Senior Vice President Joseph J. Mantineo, Treasurer and Chief Financial Officer Phyllis J. Clarke, Controller Jennifer Friedland, Chief Compliance Officer

Custodian and Accounting Agent

State Street Bank and Trust Company

State Street Corporation CCB/5

1 Iron Street

Boston, MA 02210

Principal Underwriter

AllianceBernstein Investments, Inc.
501 Commerce Street
Nashville, TN 37203

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Independent Registered Public Accounting Firm

Ernst & Young LLP
One Manhattan West
New York, NY 10001

Transfer Agent

AllianceBernstein Investor
Services, Inc.

P.O. Box 786003
San Antonio, TX 78278
Toll-Free (800) 221-5672

1	Member of the Audit Committee, the Governance and Nominating Committee, and the Independent Directors Committee.

2

The day-to-day management of, and investment decisions for, the Fund’s portfolios are made by the Adviser’s Municipal Bond Investment Team. Messrs. Clements, Hults, Norton and Potter are the investment professionals with the most significant responsibility for the day-to-day management of the Portfolios.

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Operation and Effectiveness of the Portfolios’ Liquidity Risk Management Program:

In October 2016, the Securities and Exchange Commission (“SEC”) adopted the open-end fund liquidity rule (the “Liquidity Rule”). In June 2018 the SEC adopted a requirement that funds disclose information about the operation and effectiveness of their Liquidity Risk Management Program (“LRMP”) in their reports to shareholders.

One of the requirements of the Liquidity Rule is for the Portfolios to designate an Administrator of the Portfolios’ Liquidity Risk Management Program. The Administrator of the Portfolios’ LRMP is AllianceBernstein L.P., the Portfolios’ investment adviser (the “Adviser”). The Adviser has delegated the responsibility to its Liquidity Risk Management Committee (the “Committee”).

Another requirement of the Liquidity Rule is for the Portfolios’ Board of Directors (the “Fund Board”) to receive an annual written report from the Administrator of the LRMP, which addresses the operation of the Portfolios’ LRMP and assesses its adequacy and effectiveness. The Adviser provided the Fund Board with such annual report during the first quarter of 2022, which covered the period January 1, 2021 through December 31, 2021 (the “Program Reporting Period”).

The LRMP’s principal objectives include supporting the Portfolios’ compliance with limits on investments in illiquid assets and mitigating the risk that the Portfolios will be unable to meet their redemption obligations in a timely manner.

Pursuant to the LRMP, the Portfolios classify the liquidity of their portfolio investments into one of the four categories defined by the SEC: Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid. These classifications are reported to the SEC on Form N-PORT.

During the Program Reporting Period, the Committee reviewed whether the Portfolios’ strategy is appropriate for an open-end structure, incorporating any holdings of less liquid and illiquid assets. If the Portfolios participated in derivative transactions, the exposure from such transactions were considered in the LRMP.

The Committee also performed an analysis to determine whether the Portfolios are required to maintain a Highly Liquid Investment Minimum (“HLIM”). The Committee also incorporated the following information when determining the Portfolios’ reasonably anticipated trading size for purposes of liquidity monitoring: historical net redemption activity, a Portfolio’s concentration in an issuer, shareholder concentration, investment performance, total net assets, and distribution channels.

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The Adviser informed the Fund Board that the Committee believes the Portfolios’ LRMP is adequately designed, has been implemented as intended, and has operated effectively since its inception. No material exceptions have been noted since the implementation of the LRMP. During the Program Reporting Period, liquidity in all markets was significantly recovered and improved compared to the prior reporting period which included extreme levels of price volatility and relative illiquidity beginning in March 2020 with COVID-19 impacts. As such, the program operated in a relatively robust and benign liquidity environment experienced in markets during the Program Reporting Period. There were no liquidity events that impacted the Portfolios or their ability to timely meet redemptions during the Program Reporting Period.

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Information Regarding the Review and Approval of the Advisory Agreement in Respect of Each Fund

The disinterested directors (the “directors”) of AB Municipal Income Fund, Inc. (the “Company”) unanimously approved the continuance of the Company’s Advisory Agreement with the Adviser in respect of each of the portfolios listed below (each, a “Fund” and collectively, the “Funds”) at a meeting held in-person on November 1-3, 2022 (the “Meeting”):

•	AB California Portfolio

•	AB High Income Municipal Portfolio

•	AB National Portfolio

•	AB New York Portfolio

Prior to approval of the continuance of the Advisory Agreement in respect of each Fund, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed additional materials, including comparative analytical data prepared by the Senior Vice President of each Fund. The directors also discussed the proposed continuances in private sessions with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Funds gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they review extensive materials and information from the Adviser, including information on the investment performance of the Funds and the money market fund advised by the Adviser in which the Funds invest a portion of their assets.

The directors also considered all factors they believed relevant, including the specific matters discussed below. During the course of their deliberations, the directors evaluated, among other things, the reasonableness of the advisory fee in respect of each Fund. The directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage each Fund and the overall arrangements between each Fund and the Adviser,

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as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for each Fund. The directors noted that the Adviser from time to time reviews each Fund’s investment strategies and from time to time proposes changes intended to improve a Fund’s relative or absolute performance for the directors’ consideration. They also noted the professional experience and qualifications of each Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that each Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to such Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid in respect of a Fund, result in a higher rate of total compensation from such Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant at the request of the directors. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of each Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to each of the Funds under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues and expenses and related notes indicating the profitability of each Fund to the Adviser for calendar years 2020 and 2021 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant at the request of the directors. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationships with the Funds, including those relating to its subsidiaries that provide transfer agency and distribution services to the Funds. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of fund advisory contracts for unaffiliated funds because

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comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationships with the Funds before taxes and distribution expenses. The directors concluded that the Adviser’s level of profitability from its relationship with each Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Funds and the money market fund advised by the Adviser in which the Funds invest, including, but not limited to, benefits relating to 12b-1 fees and sales charges received by the Funds’ principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Funds’ shares; and transfer agency fees paid by the Funds to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Funds.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for each Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed performance information prepared by an independent service provider (the “15(c) service provider”), showing the performance of the Class A Shares of each Fund against a group of similar funds (“peer group”) and a larger group of similar funds (“peer universe”), each selected by the 15(c) service provider, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended July 31, 2022 and (in the case of comparisons with the broad-based securities market index) for the period from inception. Based on their review, the directors concluded that each Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate payable by each Fund to the Adviser and information prepared by the 15(c) service provider concerning advisory fee rates payable by other funds in the same category as such Fund. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees payable by other funds. The directors compared each Fund’s contractual effective advisory fee rate with a peer group median and noted that it was above the median in the case of each of AB California Portfolio, AB National Portfolio and AB High Income Municipal Portfolio. The directors took into account the impact on the advisory fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

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The Adviser informed the directors that there were no institutional products managed by the Adviser that utilize investment strategies similar to those of any of the Funds. In the case of each of AB California Portfolio, AB National Portfolio and AB New York Portfolio, the directors compared each Fund’s advisory fee rate with that for another fund advised by the Adviser utilizing similar investment strategies.

In connection with their review of each Fund’s advisory fee, the directors also considered the total expense ratio of the Class A shares of each Fund in comparison to a peer group and a peer universe selected by the 15(c) service provider. The expense ratio of each Fund was based on the Fund’s latest fiscal year, and the directors considered the Adviser’s expense cap for each Fund. The directors noted that it was likely that the expense ratios of some of the other funds in each Fund’s category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Funds by others. Based on their review, the directors concluded the expense ratio for each of AB High Income Municipal Portfolio and AB New York Portfolio was acceptable. The directors noted that the expense ratio for AB California Portfolio was above a median and the expense ratio for National Portfolio was above the medians. After reviewing and discussing the Adviser’s explanations of the reasons for this, the directors concluded that each Fund’s expense ratio was acceptable.

Economies of Scale

The directors noted that the advisory fee schedule for the Funds contains breakpoints that reduce the fee rates on assets above specified levels, and that the net assets of AB High Income Municipal Portfolio were higher than a breakpoint level. Accordingly, the Fund’s current effective advisory fee rate reflected a reduction due to the breakpoint and would be further reduced to the extent the net assets of the Fund increase. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and presentations from time to time by the Adviser concerning certain of its views on economies of scale.    The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Funds, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any)

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apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that in the case of AB High Income Municipal Portfolio, the Fund’s breakpoint arrangements were acceptable and provide a means for sharing any economies of scale, and, in the case of the other Funds, such Funds’ shareholders would benefit from a sharing of economies of scale in the event a Fund’s net assets exceed a breakpoint in the future.

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This page is not part of the Shareholder Report or the Financial Statements.

AB FAMILY OF FUNDS

US EQUITY

CORE

Core Opportunities Fund

Select US Equity Portfolio

Sustainable US Thematic Portfolio

GROWTH

Concentrated Growth Fund

Discovery Growth Fund

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

VALUE

Discovery Value Fund

Equity Income Fund

Relative Value Fund

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

CORE

Global Core Equity Portfolio

International Strategic Core Portfolio

Sustainable Global Thematic Fund

Sustainable International Thematic Fund

Tax-Managed Wealth Appreciation Strategy

Wealth Appreciation Strategy

GROWTH

Concentrated International Growth Portfolio

VALUE

All China Equity Portfolio

International Value Fund

FIXED INCOME

MUNICIPAL

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Opportunities Portfolio

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

TAXABLE

Bond Inflation Strategy

Global Bond Fund

High Income Fund

High Yield Portfolio

Income Fund

Intermediate Duration Portfolio

Limited Duration High Income Portfolio

Short Duration Income Portfolio

Short Duration Portfolio

Sustainable Thematic Credit Portfolio

Total Return Bond Portfolio

ALTERNATIVES

All Market Real Return Portfolio

Global Real Estate Investment Fund

Select US Long/Short Portfolio

MULTI-ASSET

All Market Total Return Portfolio

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

Sustainable Thematic Balanced Portfolio

CLOSED-END FUNDS

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

EXCHANGE-TRADED FUNDS

Tax-Aware Short Duration Municipal ETF

Ultra Short Income ETF

We also offer Government Money Market Portfolio, which serves as the money market fund exchange vehicle for the AB mutual funds. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

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NOTES

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NOTES

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AB MUNICIPAL INCOME FUND

1345 Avenue of the Americas

New York, NY 10105

800 221 5672

MI-0152-1122

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 13. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Municipal Income Fund, Inc.

By:	/s/ Onur Erzan
Onur Erzan
President

Date: January 26, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Onur Erzan
Onur Erzan
President

Date: January 26, 2023

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: January 26, 2023